SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 77

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 58

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2017, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus January 1, 2017

Class	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
	ABNDX	BFABX	BFACX	BFAFX	ABNFX	BFFAX	CFAAX	CFABX	CFACX	CFAEX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CFAFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	6
Management	8
Purchase and sale of fund shares	8
Tax information	8
Payments to broker-dealers and other financial intermediaries	8
Investment objective, strategies and risks	9
Management and organization	16
Shareholder information	19
Purchase, exchange and sale of shares	20
How to sell shares	25
Distributions and taxes	29
Choosing a share class	29
Sales charges	31
Sales charge reductions and waivers	34
Rollovers from retirement plans to IRAs	37
Plans of distribution	38
Other compensation to dealers	38
Fund expenses	40
Financial highlights	41

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 34 of the prospectus and on page 75 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	B and 529-B	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	B	C	F-1	F-2	F-3	529-A
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	none	0.23
Other expenses	0.17	0.15	0.21	0.19	0.18	0.07[2]	0.28
Total annual fund operating expenses	0.60	1.34	1.40	0.63	0.37	0.26	0.70

Share class:	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.99	0.99	0.50	0.00	1.00	0.74	0.60
Other expenses	0.29	0.28	0.22	0.28	0.17	0.43[2]	0.26[3]
Total annual fund operating expenses	1.47	1.46	0.91	0.47	1.36	1.36	1.05

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.22	0.15	0.27[3]	0.11	0.06
Total annual fund operating expenses	0.91	0.59	0.46	0.30	0.25

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1     The Bond Fund of America / Prospectus

Share class:	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 434	$ 636	$ 243	$ 64	$ 38	$ 27	$ 444	$ 650	$ 249	$ 93	$ 48	$ 138	$ 138	$ 107
3 years	560	825	443	202	119	84	590	865	462	290	151	431	431	334
5 years	697	934	766	351	208	146	750	1,003	797	504	263	745	745	579
10 years	1,097	1,409	1,680	786	468	331	1,213	1,548	1,746	1,120	591	1,635	1,635	1,283

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	B	C	529-B	529-C
1 year	$ 93	$ 60	$ 47	$ 31	$ 26		1 year	$ 136	$ 143	$ 150	$ 149
3 years	290	189	148	97	80		3 years	425	443	465	462
5 years	504	329	258	169	141		5 years	734	766	803	797
10 years	1,120	738	579	381	318		10 years	1,409	1,680	1,548	1,746

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended December 31, 2015, the fund’s portfolio turnover rate was 401% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser.

The Bond Fund of America / Prospectus     2

Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However,

3     The Bond Fund of America / Prospectus

ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including

The Bond Fund of America / Prospectus     4

foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5     The Bond Fund of America / Prospectus

This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The Bond Fund of America / Prospectus     6

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	5/28/1974	–3.53%	2.40%	2.91%	7.68%
— After taxes on distributions		–4.35	1.41	1.54	N/A
— After taxes on distributions and sale of fund shares		–1.99	1.44	1.70	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–5.43%	2.04%	2.70%	4.09%
C	3/15/2001	–1.54	2.36	2.49	3.64
F-1	3/15/2001	0.21	3.16	3.30	4.18
F-2	8/4/2008	0.47	3.43	N/A	3.88
529-A	2/15/2002	–3.62	2.31	2.84	3.84
529-B	2/15/2002	–5.55	1.91	2.58	3.62
529-C	2/19/2002	–1.61	2.29	2.43	3.30
529-E	3/7/2002	–0.08	2.85	2.97	3.85
529-F-1	9/26/2002	0.36	3.32	3.46	4.43
R-1	6/11/2002	–0.53	2.39	2.51	3.38
R-2	5/31/2002	–0.51	2.40	2.50	3.34
R-2E	8/29/2014	–0.07	N/A	N/A	0.42
R-3	6/4/2002	–0.08	2.85	2.97	3.79
R-4	5/20/2002	0.24	3.18	3.30	4.17
R-5	5/15/2002	0.54	3.48	3.60	4.49
R-6	5/1/2009	0.58	3.53	N/A	5.66

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.55%	3.25%	4.51%	N/A
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.07	3.15	4.04	7.54%
Consumer Price Index	0.73	1.53	1.86	3.88
Class A annualized 30-day yield at June 30, 2016: 1.78% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

7     The Bond Fund of America / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board and President	28 years	Partner – Capital Fixed Income Investors
Andrew F. Barth Senior Vice President	7 years	Partner – Capital Fixed Income Investors
David J. Betanzos Senior Vice President	1 year	Partner – Capital Fixed Income Investors
David A. Hoag Senior Vice President	8 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	7 years	Partner – Capital Fixed Income Investors
Pramod Atluri Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

The Bond Fund of America / Prospectus     8

Investment objective, strategies and risks The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the

9     The Bond Fund of America / Prospectus

fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to

The Bond Fund of America / Prospectus     10

make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States.

11     The Bond Fund of America / Prospectus

Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

The Bond Fund of America / Prospectus     12

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any

13     The Bond Fund of America / Prospectus

amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — The fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

The Bond Fund of America / Prospectus     14

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

15     The Bond Fund of America / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2016.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Bond Fund of America / Prospectus     16

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	28 years	Serves as a fixed-income portfolio manager
Andrew F. Barth	Investment professional for 31 years, all with Capital Research and Management Company or affiliate	7 years	Serves as a fixed-income portfolio manager
David J. Betanzos	Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio manager
David A. Hoag	Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	8 years	Serves as a fixed-income portfolio manager
Fergus N. MacDonald	Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	1 year (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager

17     The Bond Fund of America / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Robert H. Neithart	Investment professional for 29 years, all with Capital Research and Management Company or affiliate	7 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
Pramod Atluri	Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The Bond Fund of America / Prospectus     18

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

19     The Bond Fund of America / Prospectus

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to Class F-1, F-2 and F-3 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s

The Bond Fund of America / Prospectus     20

equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special

21     The Bond Fund of America / Prospectus

agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

In addition, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

The Bond Fund of America / Prospectus     22

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares of any of the American Funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the American Funds without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless it was invested in Class A or C shares before January 1, 2009.

23     The Bond Fund of America / Prospectus

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

The Bond Fund of America / Prospectus     24

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Fund generally will be subject to the appropriate sales charge applicable to the other fund. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

25     The Bond Fund of America / Prospectus

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and until sold such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

The Bond Fund of America / Prospectus     26

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

27     The Bond Fund of America / Prospectus

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

The Bond Fund of America / Prospectus     28

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December and June. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The

29     The Bond Fund of America / Prospectus

different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F-1 shares to self-directed investment brokerage accounts that may charge a transaction fee, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor;

— Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000; and

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

The Bond Fund of America / Prospectus     30

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

31     The Bond Fund of America / Prospectus

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds and that continue to be held through fee-based programs; and

· certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F-1 shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to

The Bond Fund of America / Prospectus     32

1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

33     The Bond Fund of America / Prospectus

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. Sales charge waivers may not be available through certain financial intermediaries, due to the policies, procedures, trading platforms and/or systems of the financial intermediaries. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM, American Funds College Target Date Series® and American Funds Retirement Income Portfolio SeriesSM may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

· solely controlled business accounts; and

· single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds U.S. Government Money Market Fund) to qualify for a reduced Class A sales charge.

The Bond Fund of America / Prospectus     34

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of

35     The Bond Fund of America / Prospectus

Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

— redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

The Bond Fund of America / Prospectus     36

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

37     The Bond Fund of America / Prospectus

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2015, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in

The Bond Fund of America / Prospectus     38

the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide individual advice to their clients through financial advisors, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

39     The Bond Fund of America / Prospectus

Fund expenses Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

The Bond Fund of America / Prospectus     40

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the five fiscal years ended December 31, 2015 (and for the six months ended June 30, 2016). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table (other than information for the six months ended June 30, 2016) has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Six months ended 6/30/2016[3,4]	$12.59	$.11	$.52	$.63	$(.10)	$13.12	5.05%[5]	$20,239	.61%[6]	1.73%[6]
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.23	18,580.60		1.81
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691.62		2.11
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	18,895.61		2.10
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654.60		3.23
Class B:
Six months ended 6/30/2016[3,4]	12.59	.07	.52	.59	(.06)	13.12	4.66[5]	48	1.38[6]	1.08[6]
Year ended 12/31/2015	12.81	.13	(.19)	(.06)	(.16)	12.59	(.51)	83	1.34	1.05
Year ended 12/31/2014	12.40	.18	.41	.59	(.18)	12.81	4.75	166	1.36	1.40
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	2.49

41 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class C:
Six months ended 6/30/2016[3,4]	$12.59	$.07	$.51	$.58	$(.05)	$13.12	4.64%[5]	$1,405	1.41%[6]	1.12%[6]
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361	1.40	1.01
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502	1.41	1.33
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680	1.41	1.29
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	2.43
Class F-1:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63	(.10)	13.12	5.04[5]	757	.64[6]	1.90[6]
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673.63		1.78
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653.62		2.15
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961.64		2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452.61		2.32
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520.63		3.21
Class F-2:
Six months ended 6/30/2016[3,4]	12.59	.14	.51	.65	(.12)	13.12	5.18[5]	1,963	.37[6]	2.19[6]
Year ended 12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521.37		2.05
Year ended 12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303.35		2.27
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467.37		2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483.35		2.56
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319.36		3.48
Class 529-A:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63	(.10)	13.12	5.00[5]	959	.70[6]	1.83[6]
Year ended 12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898.70		1.71
Year ended 12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939.71		2.02
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947.70		2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101.68		2.24
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981.68		3.13
(The Financial Highlights table continues on the following page.)

The Bond Fund of America / Prospectus 42

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class 529-B:
Six months ended 6/30/2016[3,4]	$12.59	$.06	$.52	$.58	$(.05)	$13.12	4.59%[5]	$4	1.50%[6]	.96%[6]
Year ended 12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.64)	7	1.47	.92
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.62	15	1.49	1.27
Year ended 12/31/2013	12.95	.15	(.52)	(.37)	(.18)	12.40	(2.84)	23	1.49	1.21
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	2.36
Class 529-C:
Six months ended 6/30/2016[3,4]	12.59	.07	.51	.58	(.05)	13.12	4.61[5]	351	1.47[6]	1.06[6]
Year ended 12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.63)	337	1.46	.95
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371	1.47	1.26
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388	1.48	1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477	1.46	1.46
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	2.35
Class 529-E:
Six months ended 6/30/2016[3,4]	12.59	.10	.51	.61	(.08)	13.12	4.90[5]	50	.92[6]	1.62[6]
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52.93		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61.93		1.99
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54.94		2.87
Class 529-F-1:
Six months ended 6/30/2016[3,4]	12.59	.13	.51	.64	(.11)	13.12	5.12[5]	79	.48[6]	2.07[6]
Year ended 12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71.47		1.94
Year ended 12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66.48		2.24
Year ended 12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62.48		2.24
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73.46		2.45
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59.46		3.36

43 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-1:
Six months ended 6/30/2016[3,4]	$12.59	$.07	$.52	$.59	$(.06)	$13.12	4.67%[5]	$46	1.36%[6]	1.17%[6]
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47	1.36	1.05
Year ended 12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55	1.36	1.37
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58	1.37	1.34
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81	1.36	1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38	2.45
Class R-2:
Six months ended 6/30/2016[3,4]	12.59	.08	.51	.59	(.06)	13.12	4.68[5]	552	1.33[6]	1.20[6]
Year ended 12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545	1.34	1.07
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606	1.39	1.34
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636	1.35	1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807	1.36	1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39	2.43
Class R-2E:
Six months ended 6/30/2016[3,4]	12.59	.10	.51	.61	(.08)	13.12	4.85[5]	5	1.03[6]	1.58[6]
Year ended 12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1.96		1.41
Period from 8/29/2014 to 12/31/2014[4,7]	12.82	.07	.01	.08	(.09)	12.81	.63[5,8]	—[9]	.25[5,8]	.52[5,8]
Class R-3:
Six months ended 6/30/2016[3,4]	12.59	.10	.52	.62	(.09)	13.12	4.90[5]	697	.91[6]	1.63[6]
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748.92		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955.92		2.00
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963.94		2.89
(The Financial Highlights table continues on the following page.)

The Bond Fund of America / Prospectus 44

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-4:
Six months ended 6/30/2016[3,4]	$12.59	$.12	$.51	$.63	$(.10)	$13.12	5.06%[5]	$558	.60%[6]	1.94%[6]
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.24	512.59		1.82
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480.61		2.12
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484.60		2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669.62		3.21
Class R-5E:
Six months ended 6/30/2016[3,4]	12.59	.13	.51	.64	(.11)	13.12	5.13[5]	—[9]	.47[6]	2.04[6]
Period from 11/20/2015 to 12/31/2015[4,10]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[5]	—[9]	.05[5]	.22[5]
Class R-5:
Six months ended 6/30/2016[3,4]	12.59	.14	.51	.65	(.12)	13.12	5.21[5]	151	.30[6]	2.24[6]
Year ended 12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206.30		2.11
Year ended 12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207.31		2.43
Year ended 12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)	226.31		2.41
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311.31		2.63
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310.32		3.51

45 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-6:
Six months ended 6/30/2016[3,4]	$12.59	$.15	$.51	$.66	$(.13)	$13.12	5.24%[5]	$3,403	.26%[6]	2.30%[6]
Year ended 12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710.25		2.16
Year ended 12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132.26		2.42
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128.26		2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559.25		2.61
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237.27		3.55

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes	2016[3,4,5]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	198%	401%	348%	419%	264%	154%
Excluding mortgage dollar roll transactions	95%	151%	136%	Not available

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 Unaudited.

4 Based on operations for the period shown and, accordingly, is not representative of a full year.

5 Not annualized.

6 Annualized.

7 Class R-2E shares were offered beginning August 29, 2014.

8 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

9 Amount less than $1 million.

10 Class R-5E shares were offered beginning November 20, 2015.

The Bond Fund of America / Prospectus 46

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-0117P Litho in USA CGD/ALD/8005 Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

January 1, 2017

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated January 1, 2017. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class B	BFABX	Class 529-B	CFABX	Class R-2	RBFBX
Class C	BFACX	Class 529-C	CFACX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-E	CFAEX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX

Class F-3	BFFAX			Class R-5E	RBFHX

				Class R-5	RBFFX
				Class R-6	RBFGX

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Bond Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

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Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates

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would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or

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written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly

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administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

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Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.

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Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

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While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

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Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one currency to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

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Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to

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at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with

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material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

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Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

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Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in

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segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing

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positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the

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protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2015 and 2014 were 401% and 348%, respectively. The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2015 was 151%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the five fiscal years ended December 31, 2015.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2010)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1994)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2005)	Private investor	81	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014); The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 1958 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited Former director of The NASDAQ Stock Market LLC (until 2016)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Laurel B. Mitchell, PhD, 1955 Trustee (2009)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

· Professor at multiple universities

· Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

· Experience in corporate management and public accounting

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· PhD, accounting

· Formerly licensed as CPA

Frank M. Sanchez, 1943 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, PhD, 1949 Trustee (2007)	President Emeritus and University Professor, The University of Tulsa	80	None	· Senior academic leadership positions at multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, anthropology

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
John H. Smet, 1956 Vice Chairman of the Board and President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	23	None
Michael C. Gitlin, 1970 Trustee (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Andrew F. Barth, 1961 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Group International, Inc.*; Chairman of the Board, Capital Guardian Trust Company*; Partner – Capital Fixed Income Investors, Capital Guardian Trust Company*; Partner – Capital Fixed Income Investors, Capital Research and Management Company
David A. Daigle, 1967 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
David A. Hoag, 1965 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Thomas H. Høgh, 1963 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research Company*
Fergus N. MacDonald, 1969 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Robert H. Neithart, 1965 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Chairman of the Board, Capital Strategy Research, Inc.*
Kristine M. Nishiyama, 1970 Senior Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company*
Steven I. Koszalka, 1964 Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 1972 Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer (2015)	Vice President - Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2015:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	$10,001 – $50,000	Over $100,000	N/A	$10,001 – $50,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Leonard R. Fuller	None	$1 – $10,000	$50,001 – $100,000	Over $100,000
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A	N/A
Margaret Spellings	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Steadman Upham	$10,001 – $50,000	Over $100,000	N/A	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
John H. Smet	Over $100,000	Over $100,000
Michael C. Gitlin[4]	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2015, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4 Mr. Gitlin was elected to the board effective December 4, 2015.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $8,374 to $16,630, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2015:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$23,047	$385,375
James G. Ellis	22,930	384,375
Leonard R. Fuller[2]	21,765	381,875
R. Clark Hooper	24,688	485,275
Merit E. Janow	19,288	355,375
Laurel B. Mitchell[2]	28,495	298,500
Frank M. Sanchez	27,213	287,500
Margaret Spellings[2]	19,463	364,375
Steadman Upham[2]	22,347	352,375

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2015 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2015 fiscal year for participating trustees is as follows: Leonard R. Fuller ($136,316), Laurel B. Mitchell ($13,117), Margaret Spellings ($23,011) and Steadman Upham ($243,128). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2015 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2015 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the

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nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2015 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the

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information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in

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the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2016. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class F-2 Class 529-A Class 529-B	35.63 33.92 9.03 19.32 11.71 6.03
Pershing, LLC. Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2 Class R-1	7.07 5.86 7.71 12.37 11.33 6.26
Wells Fargo Clearing Services, Inc. Custody Account Saint Louis, MO	Record	Class A Class C Class F-1 Class F-2	5.15 7.24 6.73 33.06
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1	7.56 6.54
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1	5.41 6.40
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1	11.11
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class F-1	11.09
VOYA Institutional Trust Company Windsor, CT	Record	Class F-1	6.17
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1 Class F-2	5.25 9.52
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class F-2	5.31
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1	15.69
Anile Pharmacy, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-2E	5.77
Brown & Company Jewelers, Inc. 401Plan Greenwood Village, CO	Record Beneficial	Class R-2E	5.74
Hunt, Leibert & Jacobson 401K Plan Covington, KY	Record Beneficial	Class R-2E	5.59
Retirement Plan Greenwood Village, CO	Beneficial	Class R-2E	5.27

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Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class R-4	8.59
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	6.13
VRSCO FBO Retirement Plan Houston, TX	Record Beneficial	Class R-5	9.13
ERGON 401K Plan Englewood, CO	Record Beneficial	Class R-5	6.09
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class R-5E	100.00
American Funds Balanced Portfolio Irvine, CA	Record	Class R-6	27.48
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	13.17
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	7.29
American Funds Preservation Portfolio Irvine, CA	Record	Class R-6	6.68
American Funds College 2024 Fund Irvine, CA	Record	Class R-6	6.36
American Funds College 2021 Fund Irvine, CA	Record	Class R-6	6.27

As of December 1, 2016, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Bloomberg Barclays U.S. Aggregate Index, Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, JP Morgan Emerging Markets Bond Index Global, Bloomberg Barclays U.S. Credit Index, Bloomberg Barclays Aggregate Index Ex Credit, Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives

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and strategies comparable to those of the fund, a custom average consisting of one share class per fund of emerging markets debt funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund and a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of December 31, 2015:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
John H. Smet	Over $1,000,000	20	$237.5	None		None
Andrew F. Barth	$100,001 – $500,000	2	$84.6	1	$0.67	6	$4.75
David J. Betanzos	$100,001 – $500,000	5	$14.1	None		None
David A. Hoag	Over $1,000,000	5	$105.9	None		None
Fergus N. MacDonald	$100,001 – $500,000	6	$118.3	None		None
Robert H. Neithart	Over $1,000,000	8	$49.2	5	$0.66	12[5]	$4.74
Pramod Atluri[6]	$100,001 – $500,000	1	$10.7	None		None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC has an advisory fee that is based on the performance of the RIC.

3 Indicates other PIV(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the PIV(s) and are not the total assets managed by the individual, which is a substantially lower amount. No PIV has an advisory fee that is based on the performance of the PIV.

4 Indicates other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the other accounts and are not the total assets managed by the individual, which is a substantially lower amount. Personal brokerage accounts of portfolio managers and their families are not reflected.

5 The advisory fee of two of these accounts (representing $1.10 billion in total assets) is based partially on their investment results.

6 Information is as of December 28, 2016.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

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The management fee is based on the following annualized rates and average daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the fiscal years ended December 31, 2015, 2014 and 2013, the investment adviser received from the fund management fees of $53,637,000, $53,390,000 and $58,753,000, respectively.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2017, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2015 fiscal year, administrative services fees were:

Administrative services fee
Class A	$1,877,000
Class C	718,000
Class F-1	338,000
Class F-2	722,000
Class 529-A	465,000
Class 529-B	6,000
Class 529-C	179,000
Class 529-E	25,000
Class 529-F-1	35,000
Class R-1	26,000
Class R-2	292,000
Class R-2E	—*
Class R-3	354,000
Class R-4	256,000
Class R-5E	—*
Class R-5	104,000
Class R-6	1,218,000

*Amount less than $1,000.

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2015	$8,182,000	$31,360,000
	2014	6,357,000	24,306,000
	2013	6,157,000	23,682,000
Class C	2015	—	1,923,000
	2014	—	1,564,000
	2013	445,000	1,581,000
Class 529-A	2015	272,000	1,029,000
	2014	297,000	1,115,000
	2013	375,000	1,411,000
Class 529-C	2015	15,000	267,000
	2014	9,000	295,000
	2013	—	35,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, F-1, 529-C, 529-E, 529-F-1, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — Payment of service fees to investment dealers generally begins 13 months after establishment of an account in Class A, C, 529-A or 529-C shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of this statement of additional information.

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During the 2015 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$45,215,000	$3,749,000
Class B	1,199,000	78,000
Class C	14,308,000	1,261,000
Class F-1	1,692,000	175,000
Class 529-A	2,138,000	182,000
Class 529-B	107,000	8,000
Class 529-C	3,536,000	389,000
Class 529-E	246,000	26,000
Class 529-F-1	—	—
Class R-1	525,000	41,000
Class R-2	4,333,000	442,000
Class R-2E	2,000	1,000
Class R-3	3,514,000	327,000
Class R-4	1,273,000	119,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial advisor at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia529 receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $20 billion of the net assets invested in Class 529 shares of the American Funds, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

The Bond Fund of America — Page 52

Other compensation to dealers — As of July 2016, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AIG Advisor Group

 AIG Capital Services Inc

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

American Portfolios Financial Services, Inc.

 American Portfolios Advisors, Inc

American Portfolios Financial Services, Inc.

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

 Cambridge Advisors, Inc.

Cambridge Appleton Trust

Cambridge Associates, LLC (USA)

Cambridge Investment Research Advisors, Inc.

Cambridge Investment Research, Inc.

Cambridge Southern Financial Advisors

Cetera Financial Group

 Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

First Allied Securities Inc

Investors Capital Corp.

J.P. Turner & Company, L.L.C.

Legend Equities Corporation

Summit Brokerage Services, Inc.

Commonwealth

 Commonwealth Advisory Group, LTD

Commonwealth Bank and Trust Company

Commonwealth Financial Advisors, LLC

Commonwealth Financial Group, Inc.

Commonwealth Financial Network

Commonwealth Retirement Services, Inc.

D.A. Davidson & Co.

Edward Jones

Hefren-Tillotson, Inc.

The Bond Fund of America — Page 53

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

 Investacorp, Inc.

KMS Financial Services, Inc.

Ladenburg, Thalmann & Co., Inc.

Securities America, Inc.

Securities Service Network Inc.

Triad Advisors, Inc.

Lincoln Network

 Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

LPL Financial LLC

Mass Mutual / MML

 MassMutual Trust Company FSB

MML Distributors LLC

MML Investors Services, LLC

The Massmutual Trust Company FSB

Merrill Lynch Banc of America

 Bank Of America

Bank of America, NA

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

 MetLife Advisers, LLC

Metlife Securities Inc.

New England Securities

Morgan Stanley Smith Barney LLC

NFP Securities

Kestra Investment Services LLC

NFP Advisor Services, LLC

NFP Retirement

NMIS

Northwestern Mutual Investment Services, LLC

Northwestern Mutual Wealth Management Co

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

The Bond Fund of America — Page 54

PFS

PFS Investments Inc.

Puplava Securities, Inc.

PNC Network

PNC Bank, National Association

PNC Investments LLC

Raymond James Group

Raymond James & Associates, Inc.

Raymond James (USA) LTD.

Raymond James Financial Services Advisors, Inc.

Raymond James Financial Services Inc.

RBC

RBC Capital Markets, LLC

RBC Capital Markets Corporation

RBC Trust Company

Robert W. Baird & Co, Incorporated

Securian / H. Beck / CRI

 CRI Securities, LLC

H. Beck, Inc.

Securian Financial Services, Inc.

Stifel, Nicolaus & Co

 Sterne Agee Investment Advisor Services, Inc.

Stifel Trust Company, N.A.

Stifel, Nicolaus & Company, Incorported

Transamerica Financial Advisors, Inc.

UBS

UBS Financial Services, Inc.

UBS Securities, LLC

Voya Financial Advisors Inc

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors LLC (WBS)

Wells Fargo Advisors Private Client Group

Well Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

The Bond Fund of America — Page 55

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

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The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

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Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2015, 2014 and 2013 amounted to $420, $0 and $0, respectively.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the 2015 fiscal year, the fund’s regular broker-dealers included Citigroup Inc., Credit Suisse Group AG, Goldman Sachs Group, Inc., Morgan Stanley & Co. LLC, UBS AG and Wells Fargo & Company. At the end of the 2015 fiscal year, the fund held debt securities of Citigroup Global Markets Inc. in the amount of $67,660,000, Credit Suisse Group AG in the amount of $36,039,000, Goldman Sachs Group, Inc. in the amount of $116,259,000, Morgan Stanley & Co. LLC in the amount of $30,242,000, UBS AG in the amount of $4,374,000 and Wells Fargo in the amount of $74,900,000.

The Bond Fund of America — Page 58

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

The Bond Fund of America — Page 60

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the

The Bond Fund of America — Page 62

security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

The Bond Fund of America — Page 63

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period

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of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, Short-Term Bond Fund of America or American Funds Inflation Linked Bond Fund. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts

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established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

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· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on their systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, the CDSC on Class A shares of the American Funds may be waived for bulk conversions to another share class in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

Other sales charge waivers — Sales charges (including contingent deferred sales charges) may be waived pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her

The Bond Fund of America — Page 78

designee, for transactions requested by financial intermediaries as a result of pending or anticipated regulatory matters that require investor accounts to be moved to a different share class.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

The Bond Fund of America — Page 79

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

The Bond Fund of America — Page 80

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

The Bond Fund of America — Page 81

automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds U.S. Government Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

The Bond Fund of America — Page 82

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2015 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$27,746,000
Class B	177,000
Class C	2,100,000
Class F-1	857,000
Class F-2	1,648,000
Class 529-A	1,188,000
Class 529-B	16,000
Class 529-C	481,000
Class 529-E	37,000
Class 529-F-1	90,000
Class R-1	61,000
Class R-2	2,013,000
Class R-2E	—*
Class R-3	1,158,000
Class R-4	476,000
Class R-5E	—*
Class R-5	99,000
Class R-6	7,000

*Amount less than $1,000.

The Bond Fund of America — Page 83

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Bond Fund of America — Page 84

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — June 30, 2016

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$13.12
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$13.63

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Bond Fund of America — Page 85

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	202	302	402	602	702
American Balanced Fund®	011	211	311	411	611	711
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100	37100
American Funds Global Balanced FundSM	037	237	337	437	637	737
American Mutual Fund®	003	203	303	403	603	703
Capital Income Builder®	012	212	312	412	612	712
Capital World Growth and Income Fund®	033	233	333	433	633	733
EuroPacific Growth Fund®	016	216	316	416	616	716
Fundamental Investors®	010	210	310	410	610	710
The Growth Fund of America®	005	205	305	405	605	705
The Income Fund of America®	006	206	306	406	606	706
International Growth and Income FundSM	034	234	334	434	634	734
The Investment Company of America®	004	204	304	404	604	704
The New Economy Fund®	014	214	314	414	614	714
New Perspective Fund®	007	207	307	407	607	707
New World Fund®	036	236	336	436	636	736
SMALLCAP World Fund®	035	235	335	435	635	735
Washington Mutual Investors FundSM	001	201	301	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund SM	30114	32114	33114	34114	36114	37114
American Funds Corporate Bond Fund SM	032	232	332	432	632	732
American Funds Inflation Linked Bond Fund®	060	260	360	460	660	760
American Funds Mortgage Fund®	042	242	342	442	642	742
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639	739
American Funds Strategic Bond FundSM	30112	32112	33112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641	741
American High-Income Municipal Bond Fund®	040	240	340	440	640	740
American High-Income Trust®	021	221	321	421	621	721
The Bond Fund of America®	008	208	308	408	608	708
Capital World Bond Fund®	031	231	331	431	631	731
Intermediate Bond Fund of America®	023	223	323	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643	743
Short-Term Bond Fund of America®	048	248	348	448	648	748
The Tax-Exempt Bond Fund of America®	019	219	319	419	619	719
The Tax-Exempt Fund of California®	020	220	320	420	620	720
U.S. Government Securities Fund®	022	222	322	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	259	359	459	659	759

The Bond Fund of America — Page 86

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/fixed income funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	15100	14100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	12114	13114	15114	14114
American Funds Corporate Bond Fund	1032	1232	1332	1532	1432
American Funds Inflation Linked Bond Fund	1060	1260	1360	1560	1460
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American Funds Strategic Bond Fund	10112	12112	13112	15112	14112
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds U.S. Government Money Market Fund	1059	1259	1359	1559	1459

The Bond Fund of America — Page 87

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Bond Fund of America — Page 88

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	083	283	383	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

The Bond Fund of America — Page 89

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2033 Fund®	10103	12103	13103	15103	14103
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College Enrollment Fund®	1088	1288	1388	1588	1488

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655	755
American Funds Growth PortfolioSM	053	253	353	453	653	753
American Funds Growth and Income PortfolioSM	051	251	351	451	651	751
American Funds Balanced PortfolioSM	050	250	350	450	650	750
American Funds Income PortfolioSM	047	247	347	447	647	747
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646	746
American Funds Preservation PortfolioSM	045	245	345	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 90

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	32109	33109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	32110	33110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	32111	33111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 91

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 92

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 93

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America — Page 94

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 95

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 96

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Bond Fund of America — Page 97

The Bond Fund of America®
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 96.89% U.S. Treasury bonds & notes 39.99% U.S. Treasury 32.45%	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2016	$45,000	$46,202
U.S. Treasury 0.75% 2018	245,000	245,747
U.S. Treasury 0.875% 2018	45,325	45,577
U.S. Treasury 1.375% 2018[1]	77,775	79,012
U.S. Treasury 1.50% 2018	92,050	93,816
U.S. Treasury 0.875% 2019	12,983	13,048
U.S. Treasury 1.50% 2019	80,900	82,604
U.S. Treasury 1.50% 2019	10,000	10,235
U.S. Treasury 1.50% 2019	500	512
U.S. Treasury 1.625% 2019[1]	528,425	542,809
U.S. Treasury 1.625% 2019	313,500	322,287
U.S. Treasury 1.625% 2019	243,150	249,807
U.S. Treasury 3.625% 2019[1]	78,000	84,986
U.S. Treasury 1.125% 2020	115,100	116,318
U.S. Treasury 1.25% 2020	296,675	301,214
U.S. Treasury 1.25% 2020	202,825	205,865
U.S. Treasury 1.375% 2020[1]	377,369	384,267
U.S. Treasury 1.375% 2020	84,650	86,211
U.S. Treasury 1.375% 2020	74,750	76,155
U.S. Treasury 1.50% 2020	59,650	61,057
U.S. Treasury 1.625% 2020	476,500	490,166
U.S. Treasury 1.625% 2020	47,000	48,386
U.S. Treasury 1.75% 2020	206,610	213,777
U.S. Treasury 1.75% 2020	142,270	147,100
U.S. Treasury 2.00% 2020	137,810	144,039
U.S. Treasury 1.125% 2021	445,550	448,771
U.S. Treasury 1.125% 2021	234,635	235,954
U.S. Treasury 1.25% 2021	102,450	103,674
U.S. Treasury 1.375% 2021	450,900	458,985
U.S. Treasury 1.375% 2021	368,715	375,182
U.S. Treasury 1.375% 2021	202,343	206,042
U.S. Treasury 2.125% 2021	205,000	216,203
U.S. Treasury 2.25% 2021	309,300	327,410
U.S. Treasury 3.625% 2021	10,900	12,204
U.S. Treasury 8.00% 2021	500	681
U.S. Treasury 1.625% 2022	25,768	26,385
U.S. Treasury 1.75% 2022	247,505	255,433
U.S. Treasury 1.875% 2022	76,000	79,004
U.S. Treasury 2.125% 2022	85,340	90,020
U.S. Treasury 1.625% 2023	35,956	36,776
U.S. Treasury 1.75% 2023	41,975	43,318
U.S. Treasury 2.25% 2024	36,700	39,157
U.S. Treasury 2.00% 2025	148,200	154,974
U.S. Treasury 2.00% 2025	82,660	86,490
U.S. Treasury 2.125% 2025	165,750	175,120
U.S. Treasury 2.25% 2025	16,000	17,077
The Bond Fund of America — Page 1 of 43

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.875% 2025	$77,500	$113,774
U.S. Treasury 1.625% 2026	217,603	220,138
U.S. Treasury 1.625% 2026	193,790	196,288
U.S. Treasury 4.50% 2036	84,207	121,351
U.S. Treasury 2.75% 2042	21,250	23,446
U.S. Treasury 2.75% 2042	4,300	4,737
U.S. Treasury 2.875% 2043	118,300	133,199
U.S. Treasury 2.50% 2045	32,500	33,884
U.S. Treasury 2.875% 2045	186,250	209,313
U.S. Treasury 3.00% 2045	292,478	336,800
U.S. Treasury 3.00% 2045	36,010	41,455
U.S. Treasury 2.50% 2046	918,043	957,400
U.S. Treasury 2.50% 2046	261,807	273,251
		10,145,093
U.S. Treasury inflation-protected securities 7.54%
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	103,827	104,134
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	126,389	127,270
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,725	24,182
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	100,935	103,506
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,913	18,342
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,346	34,854
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,620	14,107
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	100,195	101,376
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	126,133	132,263
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	241,530	249,004
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	471,173	496,761
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	23,503	27,692
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	4,796	5,617
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,736	4,942
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	267,219	268,681
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	68,387	66,806
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	132,448	153,550
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	34,896	35,169
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	359,465	389,014
		2,357,270
Total U.S. Treasury bonds & notes		12,502,363
Corporate bonds & notes 27.46% Financials 7.54%
ACE INA Holdings Inc. 2.30% 2020	15,615	16,051
ACE INA Holdings Inc. 2.875% 2022	5,395	5,649
ACE INA Holdings Inc. 3.15% 2025	4,360	4,560
ACE INA Holdings Inc. 3.35% 2026	5,400	5,759
ACE INA Holdings Inc. 4.35% 2045	5,860	6,764
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,862
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,539
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	824
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	787
Allianz SE, 5.625% 2042	€1,200	1,548
Allianz SE, 4.75% 2049	800	951
American Campus Communities, Inc. 3.35% 2020	$19,670	20,455
American Campus Communities, Inc. 3.75% 2023	17,460	18,053
The Bond Fund of America — Page 2 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 4.125% 2024	$11,095	$11,739
American Express Co. 6.15% 2017	150	158
American Express Co. 1.55% 2018	15,500	15,584
American Tower Corp. 3.40% 2019	18,075	18,834
Assicurazioni Generali SPA 7.75% 2042	€3,500	4,506
Assicurazioni Generali SPA 10.125% 2042	4,200	5,942
Australia and New Zealand Banking Group Ltd. 2.30% 2021	$15,000	15,236
AXA SA 8.60% 2030	6,715	9,233
Banco Santander, SA 2.70% 2019	7,500	7,524
Bank of America Corp. 2.625% 2020	43,640	44,385
Bank of America Corp. 5.625% 2020	10,500	11,825
Bank of America Corp. 2.625% 2021	28,325	28,790
Bank of America Corp. 3.875% 2025	23,222	24,764
Bank of America Corp. 3.50% 2026	16,181	16,773
Bank of America Corp., Series L, 2.25% 2020	18,500	18,622
Bank of Nova Scotia 1.65% 2019	18,900	19,021
Bank of Nova Scotia 4.50% 2025	20,245	21,085
Barclays Bank PLC 3.25% 2021	11,105	11,098
Barclays Bank PLC 3.65% 2025	15,790	15,241
BB&T Corp. 1.45% 2019	3,050	3,063
BB&T Corp. 2.45% 2020	13,500	13,884
BB&T Corp. 2.05% 2021	16,000	16,245
BBVA Bancomer SA 6.50% 2021[3]	1,000	1,102
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,316
Berkshire Hathaway Inc. 2.20% 2021	2,015	2,080
Berkshire Hathaway Inc. 3.125% 2026	2,205	2,316
BNP Paribas 4.375% 2025[3]	9,550	9,707
BNP Paribas 4.375% 2026[3]	20,275	20,535
Boston Properties, Inc. 3.65% 2026	6,450	6,891
BPCE SA group 5.70% 2023[3]	22,130	23,816
BPCE SA group 5.15% 2024[3]	9,845	10,266
BPCE SA group 4.50% 2025[3]	8,845	8,860
BPCE SA group 4.875% 2026[3]	13,000	13,370
Brandywine Operating Partnership, LP 5.70% 2017	25	26
Brandywine Operating Partnership, LP 3.95% 2023	100	101
Charles Schwab Corp. 2.20% 2018	1,390	1,414
Charles Schwab Corp. 3.45% 2026	1,301	1,390
CIT Group Inc. 3.875% 2019	7,415	7,471
Citigroup Inc. 1.70% 2018	15,000	15,031
Citigroup Inc. 2.15% 2018	7,250	7,342
Citigroup Inc. 2.05% 2019	13,500	13,610
Citigroup Inc. 2.55% 2019	18,525	18,971
Citigroup Inc. 8.50% 2019	5,695	6,716
Citigroup Inc. 2.65% 2020	11,555	11,772
Citigroup Inc. 2.70% 2021	29,050	29,642
Citigroup Inc. 3.40% 2026	15,235	15,667
Citigroup Inc. 3.70% 2026	11,500	12,136
Citigroup Inc. 4.45% 2027	9,412	9,698
Citizens Financial Group, Inc. 2.55% 2021	2,250	2,274
CME Group Inc. 5.30% 2043	3,159	4,048
CNA Financial Corp. 3.95% 2024	6,705	7,097
Communications Sales & Leasing, Inc. 6.00% 2023[3]	2,275	2,320
Communications Sales & Leasing, Inc. 8.25% 2023	1,916	1,949
Corporate Office Properties LP 5.25% 2024	936	1,001
The Bond Fund of America — Page 3 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.00% 2025	$9,320	$9,847
Corporate Office Properties Trust 3.60% 2023	2,834	2,760
Credit Agricole SA 2.375% 2021[3]	7,910	8,005
Credit Agricole SA 4.375% 2025[3]	15,695	15,908
Credit Suisse Group AG 3.45% 2021[3]	11,250	11,361
Credit Suisse Group AG 3.80% 2022	15,903	15,996
Credit Suisse Group AG 3.80% 2023[3]	20,900	20,890
Credit Suisse Group AG 3.75% 2025	7,600	7,456
Credit Suisse Group AG 4.55% 2026[3]	28,500	29,702
Crescent Resources 10.25% 2017[3]	1,780	1,787
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,643
DDR Corp. 4.25% 2026	6,285	6,605
Deutsche Bank AG 2.85% 2019	15,000	15,025
Developers Diversified Realty Corp. 7.50% 2017	17,146	17,877
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,279
Developers Diversified Realty Corp. 7.875% 2020	11,007	13,306
Discover Financial Services 2.00% 2018	5,200	5,219
Discover Financial Services 10.25% 2019	3,150	3,767
Discover Financial Services 4.20% 2023	12,283	13,008
DNB ASA 2.375% 2021[3]	44,450	45,161
Duke Realty Corp. 3.75% 2024	3,000	3,159
Duke Realty Corp. 3.25% 2026	1,500	1,525
Eole Finance SPC, 2.341% 2024[3,4]	1,603	1,616
EPR Properties 4.50% 2025	8,650	8,597
Essex Portfolio L.P. 3.625% 2022	4,370	4,606
Essex Portfolio L.P. 3.25% 2023	4,935	5,059
Essex Portfolio L.P. 3.875% 2024	10,710	11,415
Essex Portfolio L.P. 3.50% 2025	4,800	4,966
Essex Portfolio L.P. 3.375% 2026	5,855	5,990
Franklin Resources, Inc. 2.80% 2022	1,300	1,347
Goldman Sachs Group, Inc. 2.00% 2019	5,325	5,385
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,684
Goldman Sachs Group, Inc. 2.60% 2020	16,060	16,343
Goldman Sachs Group, Inc. 1.998% 2021[5]	30,611	30,689
Goldman Sachs Group, Inc. 2.625% 2021	8,175	8,301
Goldman Sachs Group, Inc. 2.875% 2021	22,151	22,732
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,733
Goldman Sachs Group, Inc. 3.50% 2025	1,772	1,825
Goldman Sachs Group, Inc. 3.75% 2026	16,952	17,822
Goldman Sachs Group, Inc. 4.75% 2045	1,922	2,128
Goldman Sachs Group, Inc. 5.15% 2045	1,200	1,255
Highwoods Properties, Inc. 3.625% 2023	3,000	3,048
Hospitality Properties Trust 5.625% 2017	745	764
Hospitality Properties Trust 6.70% 2018	28,250	29,593
Hospitality Properties Trust 4.25% 2021	19,750	20,604
Hospitality Properties Trust 5.00% 2022	10,800	11,622
Hospitality Properties Trust 4.50% 2023	15,765	16,132
Hospitality Properties Trust 4.50% 2025	2,280	2,297
Hospitality Properties Trust 5.25% 2026	8,250	8,714
Host Hotels & Resorts LP 4.50% 2026	5,985	6,326
HSBC Bank PLC 1.50% 2018[3]	12,650	12,591
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,182
HSBC Holdings PLC 2.95% 2021	7,250	7,331
HSBC Holdings PLC 4.25% 2025	1,000	1,011
The Bond Fund of America — Page 4 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.90% 2026	$6,180	$6,386
HSBC Holdings PLC 4.30% 2026	8,755	9,300
HSBK (Europe) BV 7.25% 2021[3]	3,710	3,921
Icahn Enterprises Finance Corp. 3.50% 2017	3,100	3,121
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,778
Intesa Sanpaolo SpA 5.017% 2024[3]	24,060	22,148
Intesa Sanpaolo SpA 5.71% 2026[3]	9,000	8,552
iStar Financial Inc. 4.00% 2017	775	765
iStar Financial Inc., Series B, 9.00% 2017	4,900	5,108
JPMorgan Chase & Co. 2.25% 2020	21,945	22,250
JPMorgan Chase & Co. 2.55% 2020	14,230	14,549
JPMorgan Chase & Co. 2.75% 2020	15,000	15,466
JPMorgan Chase & Co. 2.40% 2021	37,550	38,092
JPMorgan Chase & Co. 2.55% 2021	31,175	31,831
JPMorgan Chase & Co. 2.70% 2023	20,975	21,211
Keybank National Association 2.50% 2019	13,500	13,850
Kimco Realty Corp. 5.70% 2017	15,950	16,527
Kimco Realty Corp. 4.30% 2018	10,500	10,878
Kimco Realty Corp. 6.875% 2019	4,000	4,616
Kimco Realty Corp. 3.40% 2022	2,290	2,404
Leucadia National Corp. 5.50% 2023	4,695	4,787
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,289
Lloyds Banking Group PLC 3.10% 2021	1,970	1,969
Lloyds Banking Group PLC 4.50% 2024	20,200	20,537
Lloyds Banking Group PLC 3.50% 2025	3,300	3,396
Lloyds Banking Group PLC 4.582% 2025[3]	9,143	9,213
MetLife Global Funding I 2.30% 2019[3]	8,770	8,975
MetLife Global Funding I 2.00% 2020[3]	14,815	14,984
MetLife Global Funding I 2.50% 2020[3]	11,500	11,836
Metlife, Inc. 3.60% 2024	6,190	6,538
MetLife, Inc. 5.25% 2049	18,205	18,114
Morgan Stanley 2.125% 2018	3,370	3,407
Morgan Stanley 2.80% 2020	8,000	8,200
Morgan Stanley 2.50% 2021	61,600	62,321
Morgan Stanley 3.875% 2026	31,020	33,092
New York Life Global Funding 2.10% 2019[3]	17,000	17,382
New York Life Global Funding 1.95% 2020[3]	2,190	2,219
NN Group NV, 4.50% 2049	€9,850	10,480
Nordea Bank AB 2.50% 2020[3]	$2,745	2,817
Nordea Bank AB 2.25% 2021[3]	21,300	21,590
Nordea Bank AB 4.875% 2021[3]	5,045	5,555
Northern Trust Corp. 5.85% 2017[3]	1,050	1,113
Omega Healthcare Investors, Inc. 4.375% 2023	3,850	3,840
Omega Healthcare Investors, Inc. 5.25% 2026	3,800	4,025
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,774
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,108
PNC Bank 2.40% 2019	22,433	23,046
PNC Bank 2.30% 2020	12,500	12,813
PNC Bank 2.60% 2020	1,775	1,839
PNC Bank 2.15% 2021	13,500	13,780
PNC Financial Services Group, Inc. 2.854% 2022	9,189	9,552
PNC Funding Corp. 3.30% 2022	8,000	8,516
PNC Preferred Funding Trust I, junior subordinated 2.303% (undated)[3,5]	6,000	5,295
Prologis, Inc. 3.35% 2021	15,250	16,153
The Bond Fund of America — Page 5 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prologis, Inc. 4.25% 2023	$6,390	$7,089
Prologis, Inc. 3.75% 2025	7,990	8,537
Prudential Financial, Inc. 3.50% 2024	4,900	5,103
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,772
Rabobank Nederland 2.25% 2019	13,000	13,255
Rabobank Nederland 2.50% 2021	25,325	25,986
Rabobank Nederland 4.625% 2023	11,935	12,610
Rabobank Nederland 3.375% 2025	2,250	2,355
Rabobank Nederland 4.375% 2025	25,300	26,489
Realogy Corp. 4.50% 2019[3]	3,050	3,138
Regions Financial Corp. 3.20% 2021	2,250	2,319
Royal Bank of Scotland PLC 5.125% 2024	4,500	4,397
Royal Bank of Scotland PLC 4.80% 2026	4,500	4,588
RSA Insurance Group PLC 9.375% 2039	£5,140	8,172
Scentre Group 2.375% 2019[3]	$810	822
Scentre Group 2.375% 2021[3]	11,410	11,532
Scentre Group 3.25% 2025[3]	12,455	12,652
Scentre Group 3.50% 2025[3]	11,570	11,981
Select Income REIT 4.15% 2022	8,710	8,762
Select Income REIT 4.50% 2025	3,295	3,246
Simon Property Group, LP 10.35% 2019	8,995	10,960
Skandinaviska Enskilda 2.625% 2021	39,275	40,545
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,095
Travelers Companies, Inc. 3.75% 2046	805	846
UBS Group AG 2.95% 2020[3]	13,500	13,744
UBS Group AG 4.125% 2025[3]	16,050	16,680
UDR, Inc. 3.70% 2020	1,430	1,517
Unum Group 7.125% 2016	10,100	10,233
Unum Group 5.625% 2020	345	388
Unum Group 3.00% 2021	2,085	2,139
Unum Group 3.875% 2025	5,220	5,329
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,881
VEB Finance Ltd. 6.80% 2025[3]	500	549
Ventas, Inc. 3.125% 2023	3,000	3,065
WEA Finance LLC 2.70% 2019[3]	15,525	15,838
WEA Finance LLC 3.25% 2020[3]	34,845	36,302
WEA Finance LLC 3.75% 2024[3]	24,060	25,137
Weingarten Realty Investors 3.85% 2025	3,000	3,085
Wells Fargo & Co. 1.286% 2019[5]	2,400	2,403
Wells Fargo & Co. 2.55% 2020	34,090	35,098
Wells Fargo & Co. 2.50% 2021	13,500	13,854
Wells Fargo & Co. 3.00% 2026	567	577
Wells Fargo & Co. 4.90% 2045	2,312	2,538
Wells Fargo & Co. 4.40% 2046	12,313	12,537
Welltower Inc. 4.25% 2026	3,000	3,233
		2,358,969
Health care 4.77%
AbbVie Inc. 1.80% 2018	6,400	6,448
AbbVie Inc. 2.50% 2020	12,585	12,895
AbbVie Inc. 2.30% 2021	24,090	24,413
AbbVie Inc. 2.90% 2022	12,310	12,571
AbbVie Inc. 3.20% 2022	2,140	2,216
AbbVie Inc. 2.85% 2023	8,170	8,262
The Bond Fund of America — Page 6 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 3.60% 2025	$17,825	$18,713
AbbVie Inc. 3.20% 2026	46,750	47,366
AbbVie Inc. 4.50% 2035	12,465	13,044
AbbVie Inc. 4.30% 2036	3,875	3,960
AbbVie Inc. 4.45% 2046	24,085	24,541
Actavis Funding SCS 2.35% 2018	18,850	19,115
Actavis Funding SCS 3.00% 2020	30,580	31,536
Actavis Funding SCS 3.45% 2022	30,940	32,184
Actavis Funding SCS 3.80% 2025	39,070	40,726
Actavis Funding SCS 4.55% 2035	25,030	25,726
Actavis Funding SCS 4.75% 2045	50,315	52,897
Aetna Inc. 1.70% 2018	48,700	49,114
Aetna Inc. 1.90% 2019	31,775	32,214
Aetna Inc. 2.40% 2021	39,705	40,623
Aetna Inc. 2.80% 2023	7,955	8,145
Aetna Inc. 3.20% 2026	77,005	79,474
Aetna Inc. 4.25% 2036	24,390	25,285
Aetna Inc. 4.375% 2046	23,485	24,415
AstraZeneca PLC 3.375% 2025	54,640	57,300
Baxalta Inc. 2.875% 2020	4,000	4,069
Baxalta Inc. 4.00% 2025	15,220	15,894
Bayer AG 2.375% 2019[3]	5,150	5,267
Bayer AG 3.375% 2024[3]	4,670	4,862
Becton, Dickinson and Co. 1.80% 2017	4,825	4,866
Becton, Dickinson and Co. 2.675% 2019	5,745	5,914
Becton, Dickinson and Co. 4.685% 2044	6,515	7,404
Biogen Inc. 2.90% 2020	5,640	5,884
Biogen Inc. 3.625% 2022	14,125	15,017
Biogen Inc. 4.05% 2025	13,025	14,054
Biogen Inc. 5.20% 2045	15,065	17,019
Boston Scientific Corp. 2.85% 2020	10,015	10,385
Boston Scientific Corp. 3.375% 2022	23,000	23,891
Boston Scientific Corp. 3.85% 2025	13,500	14,313
Cardinal Health, Inc. 1.90% 2017	5,650	5,692
Cardinal Health, Inc. 1.70% 2018	2,210	2,225
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,255
Celgene Corp. 3.625% 2024	15,400	16,072
Celgene Corp. 3.875% 2025	6,725	7,190
Celgene Corp. 5.00% 2045	13,890	15,369
Centene Corp. 5.625% 2021[3]	5,700	5,956
Centene Corp. 4.75% 2022	6,890	7,062
Centene Corp. 6.125% 2024[3]	4,365	4,651
Concordia Healthcare Corp. 9.50% 2022[3]	5,590	5,241
Concordia Healthcare Corp. 7.00% 2023[3]	1,400	1,201
ConvaTec Finance International SA 8.25% 2019[3,6]	1,975	1,940
DaVita HealthCare Partners Inc. 5.00% 2025	1,640	1,630
DENTSPLY International Inc. 2.75% 2016	5,620	5,630
Dignity Health 3.125% 2022	4,100	4,227
DJO Finance LLC 10.75% 2020[3]	4,175	3,403
DJO Finco Inc. 8.125% 2021[3]	2,515	2,188
EMD Finance LLC 2.40% 2020[3]	37,585	38,133
EMD Finance LLC 2.95% 2022[3]	21,145	21,694
EMD Finance LLC 3.25% 2025[3]	46,485	47,743
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	925	839
The Bond Fund of America — Page 7 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Express Scripts Inc. 2.65% 2017	$5,500	$5,559
Express Scripts Inc. 3.40% 2027	10,000	10,033
Express Scripts Inc. 4.80% 2046	16,500	16,555
Gilead Sciences, Inc. 4.75% 2046	4,650	5,293
HCA Inc. 3.75% 2019	4,500	4,669
HCA Inc. 5.875% 2022	7,000	7,630
HCA Inc. 5.00% 2024	7,000	7,262
HCA Inc. 5.25% 2025	3,000	3,143
HCA Inc. 5.25% 2026	3,750	3,900
Healthsouth Corp. 5.75% 2024	575	580
Healthsouth Corp. 5.75% 2025	1,490	1,483
Humana Inc. 3.85% 2024	10,950	11,720
Humana Inc. 4.95% 2044	6,285	6,922
inVentiv Health Inc. 9.00% 2018[3]	4,140	4,275
inVentiv Health Inc. 10.00% 2018[3,6]	8,029	8,270
inVentiv Health Inc. 10.00% 2018	8,145	8,145
Johnson & Johnson 2.45% 2026	1,865	1,931
Kinetic Concepts, Inc. 10.50% 2018	12,470	12,501
Kinetic Concepts, Inc. 12.50% 2019	8,990	8,518
Kinetic Concepts, Inc. 7.875% 2021[3]	2,705	2,883
Laboratory Corporation of America Holdings 3.20% 2022	2,055	2,129
Laboratory Corporation of America Holdings 3.60% 2025	4,800	4,993
Laboratory Corporation of America Holdings 4.70% 2045	9,480	10,166
Mallinckrodt PLC 4.875% 2020[3]	2,230	2,163
Mallinckrodt PLC 5.75% 2022[3]	689	659
McKesson Corp. 3.796% 2024	2,335	2,533
Medtronic, Inc. 3.50% 2025	10,900	11,902
Molina Healthcare, Inc. 5.375% 2022[3]	7,670	7,689
Mylan Laboratories Inc. 2.50% 2019[3]	10,500	10,647
Mylan Laboratories Inc. 3.15% 2021[3]	34,000	34,566
Mylan Laboratories Inc. 3.95% 2026[3]	3,000	3,041
Mylan Laboratories Inc. 5.25% 2046[3]	1,500	1,581
Pfizer Inc. 2.75% 2026	15,000	15,497
Pfizer Inc. 7.20% 2039	3,169	4,834
Quintiles Transnational Corp. 4.875% 2023[3]	780	796
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,919
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	6,874	5,899
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,7,8]	3,501	3,443
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,7,8]	2,715	2,701
St. Jude Medical, Inc. 2.80% 2020	11,640	12,012
St. Jude Medical, Inc. 3.875% 2025	2,220	2,370
Tenet Healthcare Corp., First Lien, 4.75% 2020	485	499
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,505	4,775
Tenet Healthcare Corp., First Lien, 4.50% 2021	450	455
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,338
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,380
Thermo Fisher Scientific Inc. 5.30% 2044	180	210
UnitedHealth Group Inc. 6.00% 2017	17,920	18,766
UnitedHealth Group Inc. 1.90% 2018	7,750	7,878
UnitedHealth Group Inc. 2.70% 2020	6,855	7,144
UnitedHealth Group Inc. 3.35% 2022	5,210	5,585
UnitedHealth Group Inc. 3.75% 2025	17,055	18,713
UnitedHealth Group Inc. 3.10% 2026	7,260	7,627
UnitedHealth Group Inc. 4.625% 2035	4,515	5,257
The Bond Fund of America — Page 8 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 4.75% 2045	$7,525	$9,133
VPI Escrow Corp. 6.75% 2018[3]	1,055	1,020
VPI Escrow Corp. 6.375% 2020[3]	7,405	6,405
VPI Escrow Corp. 7.50% 2021[3]	3,000	2,661
VRX Escrow Corp. 6.125% 2025[3]	5,000	4,025
WellPoint, Inc. 2.30% 2018	6,680	6,782
WellPoint, Inc. 2.25% 2019	18,500	18,679
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,045
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,489
Zimmer Holdings, Inc. 3.15% 2022	13,976	14,348
Zimmer Holdings, Inc. 3.55% 2025	5,200	5,372
Zimmer Holdings, Inc. 4.25% 2035	4,150	4,176
		1,492,937
Energy 4.40%
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,7]	3,450	1,833
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,7]	2,448	384
American Energy (Permian Basin) 7.125% 2020[3]	2,820	1,523
American Energy (Permian Basin) 7.375% 2021[3]	880	481
Anadarko Petroleum Corp. 4.85% 2021	25,985	27,591
Anadarko Petroleum Corp. 5.55% 2026	19,730	21,838
Anadarko Petroleum Corp. 6.45% 2036	685	785
Anadarko Petroleum Corp. 6.20% 2040	635	715
Anadarko Petroleum Corp. 6.60% 2046	12,895	15,636
APT Pipelines Ltd. 4.20% 2025[3]	2,975	3,058
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,666
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	5,030	4,791
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,592
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,475
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,191
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,760
Cenovus Energy Inc. 3.00% 2022	19,115	17,476
Cenovus Energy Inc. 3.80% 2023	8,285	7,709
Cheniere Energy, Inc. 7.00% 2024[3]	6,620	6,806
Chesapeake Energy Corp. 3.878% 2019[5]	1,300	985
Chesapeake Energy Corp. 4.875% 2022	1,675	1,080
Chevron Corp. 2.10% 2021	15,000	15,308
Chevron Corp. 2.954% 2026	40,480	41,852
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,528
Columbia Pipeline Partners LP 3.30% 2020	1,090	1,128
Columbia Pipeline Partners LP 4.50% 2025	1,360	1,465
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,475
ConocoPhillips 4.20% 2021	9,200	9,947
ConocoPhillips 4.95% 2026	20,905	23,742
ConocoPhillips 5.95% 2046	445	557
CONSOL Energy Inc. 5.875% 2022	4,025	3,537
DCP Midstream Operating LP 4.95% 2022	1,700	1,679
Devon Energy Corp. 2.25% 2018	13,160	13,075
Devon Energy Corp. 3.25% 2022	5,355	5,201
Devon Energy Corp. 5.00% 2045	3,995	3,743
Diamond Offshore Drilling, Inc. 4.875% 2043	32,200	23,028
Ecopetrol SA 5.875% 2023	7,595	7,842
Ecopetrol SA 5.375% 2026	2,695	2,628
Ecopetrol SA 5.875% 2045	4,730	4,129
The Bond Fund of America — Page 9 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 9.875% 2019	$15,755	$18,076
Enbridge Energy Partners, LP 4.375% 2020	18,415	18,919
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,575
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,263
Enbridge Energy Partners, LP 5.875% 2025	45,055	49,938
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,441
Enbridge Energy Partners, LP 7.375% 2045	50,055	61,246
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,820	22,089
Enbridge Inc. 5.60% 2017	17,750	18,265
Enbridge Inc. 4.00% 2023	28,335	28,184
Enbridge Inc. 3.50% 2024	11,975	11,484
Energy Transfer Partners, LP 4.15% 2020	3,000	3,048
Energy Transfer Partners, LP 7.50% 2020	3,075	3,275
Energy Transfer Partners, LP 5.875% 2024	1,375	1,344
Energy Transfer Partners, LP 4.75% 2026	13,700	14,168
Energy Transfer Partners, LP 5.50% 2027	1,915	1,810
Energy Transfer Partners, LP 6.125% 2045	17,645	18,370
EnLink Midstream Partners, LP 4.40% 2024	10,930	10,274
EnLink Midstream Partners, LP 4.15% 2025	17,935	16,567
EnLink Midstream Partners, LP 5.05% 2045	2,975	2,441
Ensco PLC 5.20% 2025	1,860	1,295
Ensco PLC 5.75% 2044	3,280	1,972
Enterprise Products Operating LLC 3.95% 2027	5,405	5,748
Enterprise Products Operating LLC 4.85% 2044	1,775	1,883
Enterprise Products Operating LLC 4.90% 2046	4,895	5,298
Exxon Mobil Corp. 1.708% 2019	7,900	8,031
Exxon Mobil Corp. 2.222% 2021	15,050	15,529
Exxon Mobil Corp. 2.726% 2023	7,900	8,259
Exxon Mobil Corp. 3.043% 2026	9,585	10,161
Exxon Mobil Corp. 4.114% 2046	1,270	1,433
Gazprom OJSC 6.51% 2022[3]	8,350	9,164
Genesis Energy, LP 6.75% 2022	1,725	1,682
Halliburton Co. 3.80% 2025	16,620	17,309
Halliburton Co. 4.85% 2035	1,300	1,413
Halliburton Co. 5.00% 2045	33,415	36,574
Husky Energy Inc. 6.20% 2017	350	363
Jupiter Resources Inc. 8.50% 2022[3]	2,750	1,987
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,339
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	14,382
Kinder Morgan Energy Partners, LP 3.50% 2021	955	959
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,065
Kinder Morgan Energy Partners, LP 4.15% 2024	3,580	3,605
Kinder Morgan Energy Partners, LP 4.25% 2024	9,700	9,842
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,607
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,093
Kinder Morgan Energy Partners, LP 5.40% 2044	5,850	5,797
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	1,105
Kinder Morgan Finance Co. 5.05% 2046	9,250	8,831
Kinder Morgan, Inc. 3.05% 2019	6,810	6,887
Kinder Morgan, Inc. 4.30% 2025	27,910	28,642
Kinder Morgan, Inc. 5.30% 2034	5,825	5,713
Kinder Morgan, Inc. 5.55% 2045	20,790	21,205
NGL Energy Partners LP 6.875% 2021	2,625	2,317
NGPL PipeCo LLC 7.119% 2017[3]	3,225	3,378
The Bond Fund of America — Page 10 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 9.625% 2019[3]	$2,915	$3,057
Noble Corp. PLC 5.00% 2018	400	395
Noble Corp. PLC 6.95% 2025	7,650	6,120
Noble Corp. PLC 7.95% 2045	4,155	2,940
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,4]	4,391	1,273
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,4]	9,212	1,796
PDC Energy Inc. 7.75% 2022	1,250	1,306
Peabody Energy Corp. 6.00% 2018[9]	23,420	3,089
Petrobras Global Finance Co. 8.375% 2021	7,500	7,759
Petrobras Global Finance Co. 6.85% 2115	1,910	1,461
Petróleos Mexicanos 6.375% 2021[3]	3,800	4,141
Petróleos Mexicanos 4.50% 2026	6,725	6,489
Petróleos Mexicanos 6.875% 2026[3]	21,960	24,606
Petróleos Mexicanos 6.875% 2026	5,000	5,602
Petróleos Mexicanos 7.47% 2026	MXN200,000	9,762
Petróleos Mexicanos 5.50% 2044	$25,210	22,905
Petróleos Mexicanos 5.625% 2046	1,150	1,053
Phillips 66 Partners LP 3.605% 2025	2,570	2,531
Phillips 66 Partners LP 4.68% 2045	205	190
Pioneer Natural Resources Co. 3.45% 2021	9,110	9,417
Pioneer Natural Resources Co. 4.45% 2026	1,555	1,698
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,4]	5,919	4,824
QGOG Constellation SA 6.25% 2019[3]	2,775	1,401
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,4]	2,621	2,814
Ras Laffan Liquefied Natural Gas III 6.332% 2027[4]	1,000	1,132
Sabine Pass Liquefaction, LLC 5.625% 2021	1,550	1,573
Sabine Pass Liquefaction, LLC 5.75% 2024	1,100	1,097
Sabine Pass Liquefaction, LLC 5.625% 2025	3,715	3,715
Schlumberger BV 3.00% 2020[3]	9,935	10,369
Schlumberger BV 3.625% 2022[3]	11,080	11,732
Schlumberger BV 4.00% 2025[3]	24,085	25,964
Seven Generations Energy Ltd. 6.75% 2023[3]	1,000	1,012
Shell International Finance BV 1.875% 2021	35,750	36,000
Shell International Finance BV 2.875% 2026	22,215	22,611
Shell International Finance BV 4.00% 2046	17,425	17,832
SM Energy Co. 5.625% 2025	1,800	1,557
Southwestern Energy Co. 4.10% 2022	3,315	2,975
Southwestern Energy Co. 4.95% 2025	28,855	27,809
Sunoco LP 6.25% 2021[3]	6,065	6,092
Targa Resources Corp. 4.125% 2019	2,075	2,065
Targa Resources Partners LP 6.75% 2024[3]	1,200	1,236
TC PipeLines, LP 4.375% 2025	18,045	17,805
Teekay Corp. 8.50% 2020[3]	9,310	7,844
Teekay Corp. 8.50% 2020	4,235	3,568
Tesoro Logistics LP 5.50% 2019	1,615	1,696
Tesoro Logistics LP 6.125% 2021	700	728
Tesoro Logistics LP 6.375% 2024	990	1,042
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,225
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	5,470	5,060
Transocean Inc. 6.80% 2016	2,405	2,438
Transocean Inc. 8.125% 2021	1,865	1,585
Transocean Inc. 5.05% 2022	5,135	3,659
Transportadora de Gas Peru SA 4.25% 2028[3,4]	2,535	2,545
Weatherford International PLC 4.50% 2022	2,165	1,867
The Bond Fund of America — Page 11 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 8.25% 2023	$2,675	$2,548
Weatherford International PLC 6.75% 2040	1,835	1,367
Western Gas Partners LP 2.60% 2018	515	513
Western Gas Partners LP 4.00% 2022	5,370	5,240
Western Gas Partners LP 3.95% 2025	4,415	4,226
Western Gas Partners LP 4.65% 2026	4,065	4,112
Williams Companies, Inc. 3.70% 2023	2,480	2,207
Williams Partners LP 5.25% 2020	4,125	4,248
Williams Partners LP 3.60% 2022	18,250	17,300
Williams Partners LP 4.50% 2023	3,975	3,820
Williams Partners LP 4.30% 2024	22,380	21,096
Williams Partners LP 3.90% 2025	4,530	4,127
Williams Partners LP 4.00% 2025	30,855	28,368
Williams Partners LP 5.40% 2044	8,000	7,145
Williams Partners LP 4.90% 2045	1,950	1,663
Williams Partners LP 5.10% 2045	15,000	12,918
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,134
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,602
YPF SA 8.50% 2025[3]	7,700	8,164
YPF SA 8.50% 2025	600	636
		1,374,780
Consumer discretionary 3.37%
21st Century Fox America, Inc. 4.95% 2045	5,365	6,138
Amazon.com, Inc. 3.80% 2024	8,775	9,857
Amazon.com, Inc. 4.95% 2044	5,000	6,093
American Honda Finance Corp. 2.25% 2019	13,500	13,946
Bayerische Motoren Werke AG 2.00% 2021[3]	24,500	24,837
Cablevision Systems Corp. 6.75% 2021	3,050	3,119
CBS Corp. 1.95% 2017	2,000	2,012
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,125	6,410
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	21,540	23,222
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	32,290	35,256
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	4,550	4,630
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	3,400	3,510
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	7,875	9,357
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	10,850	13,009
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,975	2,846
Comcast Corp. 3.15% 2026	11,830	12,598
Cumulus Media Holdings Inc. 7.75% 2019	2,445	1,015
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,7]	3,000	2,118
Daimler Finance NA LLC 2.70% 2020[3]	3,500	3,633
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,274
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	13,107
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,579
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,865
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	18,000	17,973
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	3,815	3,888
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	30,250	30,239
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	27,316
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	5,375	5,668
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	6,500	6,885
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,884
DISH DBS Corp. 4.25% 2018	2,000	2,045
The Bond Fund of America — Page 12 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DISH DBS Corp. 7.75% 2026[3]	$1,200	$1,242
Dollar General Corp. 4.125% 2017	938	965
Dollar General Corp. 1.875% 2018	1,817	1,837
Ford Motor Co. 4.75% 2043	2,500	2,649
Ford Motor Credit Co. 2.145% 2018	11,615	11,721
Ford Motor Credit Co. 2.375% 2018	7,440	7,534
Ford Motor Credit Co. 2.375% 2019	22,325	22,653
Ford Motor Credit Co. 2.597% 2019	21,820	22,341
Ford Motor Credit Co. 2.459% 2020	8,040	8,114
Ford Motor Credit Co. 3.157% 2020	31,000	32,175
Ford Motor Credit Co. 3.20% 2021	17,600	18,150
Ford Motor Credit Co. 3.096% 2023	2,000	2,031
Ford Motor Credit Co. 4.134% 2025	5,800	6,233
Ford Motor Credit Co. 4.389% 2026	15,000	16,415
GameStop Corp. 6.75% 2021[3]	1,050	1,039
Gannett Co., Inc. 4.875% 2021[3]	885	909
General Motors Co. 5.00% 2035	2,000	1,999
General Motors Co. 6.60% 2036	490	564
General Motors Co. 6.75% 2046	2,165	2,579
General Motors Financial Co. 2.40% 2019	24,050	24,095
General Motors Financial Co. 3.10% 2019	6,000	6,133
General Motors Financial Co. 3.50% 2019	3,715	3,847
General Motors Financial Co. 3.70% 2020	2,270	2,335
General Motors Financial Co. 3.20% 2021	10,400	10,442
General Motors Financial Co. 4.20% 2021	18,000	18,852
General Motors Financial Co. 4.375% 2021	9,100	9,615
General Motors Financial Co. 3.45% 2022	18,855	18,868
General Motors Financial Co. 3.70% 2023	11,250	11,340
General Motors Financial Co. 4.30% 2025	17,385	17,877
General Motors Financial Co. 5.25% 2026	2,765	3,013
Grupo Televisa, SAB 6.625% 2040	5,200	6,026
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,179
Home Depot, Inc. 4.25% 2046	$1,200	1,375
Hyundai Capital America 2.00% 2019[3]	7,605	7,657
Hyundai Capital America 3.00% 2020[3]	2,000	2,071
Hyundai Capital America 2.45% 2021[3]	18,000	18,111
Limited Brands, Inc. 6.875% 2035	1,750	1,781
Lowe’s Companies, Inc. 2.50% 2026	9,545	9,739
McClatchy Co. 9.00% 2022	1,300	1,274
McDonald’s Corp. 2.75% 2020	695	726
McDonald’s Corp. 3.70% 2026	11,350	12,294
McDonald’s Corp. 4.70% 2035	3,750	4,246
McDonald’s Corp. 4.875% 2045	10,050	11,767
MGM Resorts International 8.625% 2019	1,000	1,128
NBC Universal Enterprise, Inc. 1.313% 2018[3,5]	10,425	10,472
NBC Universal Enterprise, Inc. 5.25% 2049[3]	17,895	18,499
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	1,175	964
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,623
Newell Rubbermaid Inc. 3.15% 2021	27,255	28,427
Newell Rubbermaid Inc. 3.85% 2023	18,205	19,340
Newell Rubbermaid Inc. 4.20% 2026	49,625	53,887
Newell Rubbermaid Inc. 5.50% 2046	35,265	42,083
RCI Banque 3.50% 2018[3]	13,500	13,925
Seminole Tribe of Florida 7.804% 2020[3,4]	3,862	3,823
The Bond Fund of America — Page 13 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sotheby’s Holdings, Inc. 5.25% 2022[3]	$1,050	$1,016
Starbucks Corp. 2.10% 2021	1,870	1,923
Starbucks Corp. 2.70% 2022	2,675	2,827
Starbucks Corp. 4.30% 2045	3,565	4,249
Thomson Reuters Corp. 1.30% 2017	1,890	1,891
Thomson Reuters Corp. 1.65% 2017	10,990	11,041
Thomson Reuters Corp. 6.50% 2018	21,175	23,228
Thomson Reuters Corp. 4.30% 2023	8,805	9,624
Thomson Reuters Corp. 3.35% 2026	6,000	6,149
Thomson Reuters Corp. 5.65% 2043	1,905	2,219
TI Automotive Ltd. 8.75% 2023[3]	1,155	1,138
Time Warner Cable Inc. 6.75% 2018	11,650	12,787
Time Warner Cable Inc. 4.50% 2042	2,000	1,872
Time Warner Inc. 6.20% 2040	9,450	11,652
Time Warner Inc. 4.85% 2045	6,500	7,100
Toyota Motor Credit Corp. 2.15% 2020	18,500	19,028
Under Armour, Inc. 3.25% 2026	15,145	15,341
Volkswagen Group of America Finance, LLC 1.65% 2018[3]	10,500	10,498
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	5,000	5,027
WPP Finance 2010 3.75% 2024	3,000	3,178
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	1,075	998
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[3]	550	534
Wynn Macau, Ltd. 5.25% 2021[3]	3,500	3,422
YUM! Brands, Inc. 5.00% 2024[3]	5,040	5,179
ZF Friedrichshafen AG 4.50% 2022[3]	570	580
ZF Friedrichshafen AG 4.75% 2025[3]	1,065	1,083
		1,052,897
Utilities 2.62%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2021[3]	4,000	4,200
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,215
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	5,610	5,813
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023	4,000	4,145
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,929
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,286
AES Corp. 5.50% 2025	1,875	1,889
AES Corp. 6.00% 2026	375	383
Ameren Corp. 3.65% 2026	1,244	1,345
American Electric Power Co. 1.65% 2017	7,180	7,203
American Electric Power Co. 2.95% 2022	9,484	9,888
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,160
Calpine Corp. 6.00% 2022[3]	280	295
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	14,997
CMS Energy Corp. 8.75% 2019	4,352	5,249
CMS Energy Corp. 5.05% 2022	19,379	22,184
CMS Energy Corp. 3.875% 2024	12,525	13,649
CMS Energy Corp. 3.60% 2025	6,012	6,400
CMS Energy Corp. 3.00% 2026	4,729	4,844
Colbun SA 6.00% 2020[3]	2,400	2,665
Colbun SA 4.50% 2024[3]	2,450	2,567
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,637
Commonwealth Edison Company 2.55% 2026	5,294	5,392
Commonwealth Edison Company 3.65% 2046	12,500	12,840
Consolidated Edison Company of New York, Inc. 3.85% 2046	3,700	3,844
The Bond Fund of America — Page 14 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 5.65% 2020	$2,029	$2,327
Dominion Gas Holdings LLC 2.50% 2019	7,300	7,473
Dominion Resources, Inc. 2.962% 2019	4,045	4,121
Dominion Resources, Inc. 4.104% 2021	25,604	27,127
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	9,222
Duke Energy Corp. 3.75% 2024	9,450	10,168
Dynegy Finance Inc. 7.375% 2022	700	679
E.ON International Finance BV 5.80% 2018[3]	15,000	16,084
EDP Finance BV 4.125% 2020[3]	30,600	31,700
EDP Finance BV 5.25% 2021[3]	7,000	7,437
Electricité de France SA 4.875% 2044[3]	3,850	4,055
Electricité de France SA 4.95% 2045[3]	7,865	8,718
Electricité de France SA 5.25% 2049[3]	4,750	4,542
Electricité de France SA 6.00% 2114	£300	520
Emera Inc. 6.75% 2076	$14,600	14,832
Emera US Finance LP 2.15% 2019[3]	8,708	8,815
Emera US Finance LP 2.70% 2021[3]	9,400	9,617
Emera US Finance LP 3.55% 2026[3]	9,890	10,121
Emera US Finance LP 4.75% 2046[3]	5,000	5,115
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,591
Enel Finance International SA 5.125% 2019[3]	2,000	2,210
Enel Finance International SA 6.00% 2039[3]	2,210	2,621
Enel Società per Azioni 8.75% 2073[3]	9,500	10,949
Entergy Corp. 4.70% 2017	9,900	10,041
Eversource Energy 2.50% 2021	10,000	10,299
Eversource Energy 2.70% 2026	4,810	4,925
Eversource Energy 3.35% 2026	235	249
Exelon Corp. 2.45% 2021	5,120	5,198
Exelon Corp. 3.95% 2025	4,656	4,989
Exelon Corp. 3.40% 2026	3,395	3,557
Exelon Corp. 4.45% 2046	2,420	2,596
FirstEnergy Corp. 7.375% 2031	931	1,159
FirstEnergy Corp., Series B, 4.25% 2023	10,583	10,937
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,397
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,258
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,924
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,858
Mississippi Power Co. 4.25% 2042	1,853	1,664
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	21,376
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,915
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,564	6,428
Niagara Mohawk Power Corp. 3.508% 2024[3]	8,470	9,131
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	4,350
Northeast Utilities 3.15% 2025	2,316	2,421
Northern States Power Co. 3.40% 2042	136	138
NRG Energy, Inc. 6.25% 2022	2,255	2,216
NRG Energy, Inc. 7.25% 2026[3]	5,750	5,750
NV Energy, Inc 6.25% 2020	14,920	17,683
Ohio Power Co., Series G, 6.60% 2033	2,090	2,695
Ohio Power Co., Series D, 6.60% 2033	353	453
Pacific Gas and Electric Co. 3.25% 2021	2,000	2,147
Pacific Gas and Electric Co. 2.45% 2022	104	106
Pacific Gas and Electric Co. 3.25% 2023	14,072	15,031
Pacific Gas and Electric Co. 3.85% 2023	1,307	1,435
The Bond Fund of America — Page 15 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.40% 2024	$5,358	$5,749
Pacific Gas and Electric Co. 3.75% 2024	863	946
Pacific Gas and Electric Co. 2.95% 2026	2,440	2,547
Pacific Gas and Electric Co. 3.75% 2042	531	542
Pacific Gas and Electric Co. 4.25% 2046	5,445	6,081
PacifiCorp. 3.35% 2025	5,900	6,389
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,372
PG&E Corp. 2.40% 2019	4,945	5,045
PPL Capital Funding, Inc. 3.10% 2026	28,285	28,667
Progress Energy, Inc. 7.05% 2019	8,590	9,811
Progress Energy, Inc. 7.00% 2031	5,000	6,755
Progress Energy, Inc. 7.75% 2031	6,191	8,695
Public Service Co. of Colorado 5.80% 2018	9,606	10,506
Public Service Co. of Colorado 5.125% 2019	655	731
Public Service Co. of Colorado 3.55% 2046	2,167	2,240
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,071
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,644
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,086	14,094
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,500	9,905
Puget Sound Energy, Inc., First Lien, 5.625% 2022	20,391	23,312
Puget Sound Energy Inc. 3.65% 2025	884	910
Sierra Pacific Power Co. 2.60% 2026[3]	7,750	7,901
Southern California Edison Co. 1.845% 2022[4]	10,007	9,947
Southern Co. 2.15% 2019	9,325	9,504
Southern Co. 2.35% 2021	14,650	14,955
Southern Co. 3.25% 2026	11,250	11,720
Southern Co. 4.40% 2046	2,000	2,161
Tampa Electric Co. 2.60% 2022	1,908	1,972
Teco Finance, Inc. 5.15% 2020	10,153	11,290
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,4]	522	544
Virginia Electric and Power Co. 1.20% 2018	5,000	5,006
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,473
Xcel Energy Inc. 4.70% 2020	15,451	17,092
Xcel Energy Inc. 2.40% 2021	17,180	17,683
Xcel Energy Inc. 3.30% 2025	7,993	8,450
Xcel Energy Inc. 6.50% 2036	7,643	10,220
Xcel Energy Inc. 4.80% 2041	503	581
		817,900
Consumer staples 2.06%
Altria Group, Inc. 2.625% 2020	15,195	15,810
Altria Group, Inc. 2.95% 2023	6,500	6,824
Altria Group, Inc. 4.00% 2024	3,600	4,036
Altria Group, Inc. 9.95% 2038	6,350	11,464
Altria Group, Inc. 10.20% 2039	4,000	7,439
Altria Group, Inc. 4.50% 2043	3,500	3,969
Altria Group, Inc. 5.375% 2044	3,105	3,999
Anheuser-Busch InBev NV 2.65% 2021	9,350	9,699
Anheuser-Busch InBev NV 3.30% 2023	7,725	8,139
Anheuser-Busch InBev NV 3.65% 2026	38,495	41,283
Anheuser-Busch InBev NV 4.90% 2046	4,700	5,528
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	18,638
British American Tobacco International Finance PLC 2.75% 2020[3]	6,200	6,433
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,827
The Bond Fund of America — Page 16 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco International Finance PLC 3.95% 2025[3]	$6,200	$6,911
Coca-Cola Co. 1.80% 2016	10,500	10,519
CVS Health Corp. 1.90% 2018	5,150	5,230
CVS Health Corp. 2.80% 2020	5,150	5,366
CVS Health Corp. 2.125% 2021	19,995	20,254
CVS Health Corp. 3.50% 2022	5,150	5,553
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,078
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,772
Kraft Heinz Co. 3.00% 2026[3]	16,000	16,205
Kraft Heinz Co. 6.50% 2040	2,000	2,652
Kraft Heinz Co. 4.375% 2046[3]	23,100	24,550
Kroger Co. 2.00% 2019	4,430	4,505
Kroger Co. 2.60% 2021	11,665	12,128
Kroger Co. 3.50% 2026	2,980	3,219
Molson Coors Brewing Co. 1.45% 2019	4,980	4,992
Molson Coors Brewing Co. 2.10% 2021	10,505	10,550
Molson Coors Brewing Co. 3.00% 2026	28,585	28,634
Molson Coors Brewing Co. 4.20% 2046	5,945	6,000
Pernod Ricard SA 2.95% 2017[3]	13,500	13,614
Pernod Ricard SA 4.45% 2022[3]	36,850	40,656
Philip Morris International Inc. 1.875% 2021	1,920	1,944
Philip Morris International Inc. 2.75% 2026	16,015	16,545
Philip Morris International Inc. 4.25% 2044	23,420	25,808
Reynolds American Inc. 2.30% 2018	4,365	4,438
Reynolds American Inc. 3.25% 2020	12,135	12,841
Reynolds American Inc. 3.25% 2022	19,360	20,319
Reynolds American Inc. 4.00% 2022	4,140	4,506
Reynolds American Inc. 4.85% 2023	3,750	4,290
Reynolds American Inc. 4.45% 2025	19,720	22,074
Reynolds American Inc. 5.70% 2035	750	916
Reynolds American Inc. 4.75% 2042	2,500	2,719
Reynolds American Inc. 6.15% 2043	6,640	8,711
Reynolds American Inc. 5.85% 2045	22,945	29,451
Walgreens Boots Alliance, Inc. 1.75% 2018	13,300	13,409
Walgreens Boots Alliance, Inc. 2.60% 2021	25,960	26,418
Walgreens Boots Alliance, Inc. 3.10% 2023	5,315	5,412
Walgreens Boots Alliance, Inc. 3.45% 2026	23,637	24,351
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,120
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,912
WM. Wrigley Jr. Co 3.375% 2020[3]	36,879	39,379
		643,039
Telecommunication services 0.87%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,465
AT&T Inc. 3.00% 2022	$14,600	14,973
AT&T Inc. 3.40% 2025	12,660	12,980
AT&T Inc. 4.125% 2026	19,396	20,877
AT&T Inc. 8.25% 2031	4,784	6,902
AT&T Inc. 4.50% 2035	21,330	21,864
AT&T Inc. 4.30% 2042	1,417	1,363
AT&T Inc. 4.35% 2045	25,209	24,543
AT&T Inc. 4.75% 2046	8,458	8,704
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	3,950	4,009
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,995
The Bond Fund of America — Page 17 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Digicel Group Ltd. 6.00% 2021[3]	$4,465	$3,873
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,479
France Télécom 9.00% 2031	5,053	7,849
Frontier Communications Corp. 10.50% 2022	3,275	3,478
Frontier Communications Corp. 11.00% 2025	3,175	3,310
Inmarsat PLC 4.875% 2022[3]	2,175	1,995
Intelsat Jackson Holding Co. 7.25% 2019	2,300	1,690
Intelsat Jackson Holding Co. 7.25% 2020	4,050	2,906
Ligado Networks, Term Loan, 9.75% 2020[4,5,6,7]	13,264	11,772
MetroPCS Wireless, Inc. 6.25% 2021	5,600	5,862
Orange SA 2.75% 2019	6,830	7,043
SBA Communications Corp. 2.877% 2046[3,8]	6,000	6,053
SoftBank Corp. 4.50% 2020[3]	4,250	4,399
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,786
T-Mobile US, Inc. 6.50% 2026	250	265
Trilogy International Partners, LLC 13.375% 2019[3]	5,425	5,466
Verizon Communications Inc. 4.272% 2036	41,962	43,038
Verizon Communications Inc. 4.522% 2048	13,381	13,881
Wind Acquisition SA 4.75% 2020[3]	625	616
Wind Acquisition SA 7.375% 2021[3]	7,350	7,074
Windstream Holdings, Inc. 7.75% 2021	3,225	3,056
Zayo Group Holdings, Inc. 6.00% 2023	650	666
Zayo Group Holdings, Inc. 6.375% 2025	75	77
		272,309
Industrials 0.74%
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,043
AECOM Technology Corp. 5.875% 2024	975	1,004
AerCap Holdings NV 3.75% 2019	350	354
AerCap Holdings NV 3.95% 2022	7,500	7,519
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	8,645	7,737
Builders Firstsource 7.625% 2021[3]	1,863	1,956
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,7]	555	459
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[4,5,7]	99	82
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[4,5,7]	572	473
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[4,5,7]	789	653
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	514	530
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	2,324	2,382
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,130	3,201
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	40	43
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	5,480	5,805
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	429	445
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	144	155
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	3,740	3,881
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	7,179	7,805
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	5,355	5,913
Corporate Risk Holdings LLC 9.50% 2019[3]	3,315	3,033
Corporate Risk Holdings LLC 13.50% 2020[3,6,8]	1,069	1,062
DAE Aviation Holdings, Inc. 10.00% 2023[3]	930	932
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	1,130	1,290
ENA Norte Trust 4.95% 2028[3,4]	2,938	3,015
ERAC USA Finance Co. 2.60% 2021[3]	6,000	6,106
Euramax International, Inc. 12.00% 2020[3]	3,125	3,047
European Aeronautic Defence and Space Company 2.70% 2023[3]	885	919
The Bond Fund of America — Page 18 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
FedEx Corp. 3.25% 2026	$16,100	$16,809
FedEx Corp. 4.75% 2045	1,080	1,209
Fortive Corp. 2.35% 2021[3]	4,860	4,937
Gardner Denver, Inc. 6.875% 2021[3]	1,250	1,141
General Electric Capital Corp. 2.342% 2020[3]	16,841	17,418
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,446
General Electric Corp. 5.25% 2017	4,377	4,641
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	1,836
HDTFS Inc. 5.875% 2020	1,975	2,034
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	3,167	3,325
Lockheed Martin Corp. 1.85% 2018	1,100	1,116
Lockheed Martin Corp. 2.50% 2020	6,245	6,449
Lockheed Martin Corp. 3.10% 2023	2,900	3,062
Lockheed Martin Corp. 3.55% 2026	14,080	15,392
Lockheed Martin Corp. 4.50% 2036	1,830	2,051
Lockheed Martin Corp. 4.70% 2046	7,255	8,573
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	4,000	3,160
Navios Maritime Holdings Inc. 7.375% 2022[3]	3,050	1,372
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	1,178
Nortek Inc. 8.50% 2021	1,990	2,065
Ply Gem Industries, Inc. 6.50% 2022	2,350	2,324
Ply Gem Industries, Inc. 6.50% 2022	1,225	1,194
R.R. Donnelley & Sons Co. 7.875% 2021	2,600	2,704
R.R. Donnelley & Sons Co. 7.00% 2022	250	246
R.R. Donnelley & Sons Co. 6.50% 2023	850	795
Red de Carreteras de Occidente 9.00% 2028[4]	MXN61,570	3,499
Republic Services, Inc. 3.55% 2022	$500	541
Republic Services, Inc. 2.90% 2026	10,000	10,169
Republic Services, Inc. 5.70% 2041	2,000	2,549
Siemens AG 2.15% 2020[3]	5,000	5,117
Siemens AG 2.90% 2022[3]	5,000	5,305
Siemens AG 4.40% 2045[3]	3,000	3,490
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	5,025	4,460
Union Pacific Corp. 5.75% 2017	12,250	13,038
United Rentals, Inc. 5.50% 2025	1,000	989
United Rentals, Inc. 5.875% 2026	275	274
Virgin Australia Holdings Ltd. 8.50% 2019[3]	800	831
Waste Management, Inc. 2.60% 2016	3,200	3,207
		232,790
Information technology 0.63%
Apple Inc. 2.25% 2021	13,250	13,643
Apple Inc. 3.25% 2026	12,250	13,032
Apple Inc. 4.65% 2046	4,000	4,518
Dell Inc. 3.48% 2019[3]	4,500	4,613
Dell Inc. 4.42% 2021[3]	6,410	6,595
Dell Inc. 7.125% 2024[3]	800	837
Dell Inc. 8.35% 2046[3]	1,275	1,378
First Data Corp. 5.375% 2023[3]	1,350	1,376
First Data Corp. 5.00% 2024[3]	8,925	8,981
Gogo Inc. 12.50% 2022[3]	5,100	5,062
Harris Corp. 1.999% 2018	6,800	6,838
Harris Corp. 2.70% 2020	3,010	3,055
Harris Corp. 3.832% 2025	1,890	2,009
The Bond Fund of America — Page 19 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Harris Corp. 4.854% 2035	$7,765	$8,555
Harris Corp. 5.054% 2045	9,555	10,888
International Business Machines Corp. 3.45% 2026	3,400	3,704
Micron Technology, Inc. 7.50% 2023[3]	650	697
Microsoft Corp. 3.125% 2025	5,800	6,217
Oracle Corp. 1.90% 2021	25,650	25,768
Oracle Corp. 2.80% 2021	5,600	5,883
Oracle Corp. 2.65% 2026	9,000	9,022
Oracle Corp. 4.00% 2046	10,000	10,102
Qorvo, Inc. 7.00% 2025[3]	2,150	2,279
QUALCOMM Inc. 3.45% 2025	10,300	10,964
QUALCOMM Inc. 4.80% 2045	5,000	5,222
Seagate Technology LLC 4.75% 2023	2,075	1,755
Visa Inc. 3.15% 2025	13,200	14,136
Western Digital Corp. 7.375% 2023[3]	6,800	7,259
Xerox Corp. 2.95% 2017	2,535	2,557
		196,945
Materials 0.46%
Agrium Inc. 4.125% 2035	4,945	4,793
ArcelorMittal 7.75% 2041	4,995	4,783
Ashland Inc. 4.75% 2022	725	730
Ball Corp. 4.375% 2020	950	1,001
BHP Billiton Finance Ltd. 6.25% 2075[3]	7,995	8,439
BHP Billiton Finance Ltd. 6.75% 2075[3]	6,445	6,856
BlueScope Steel Ltd. 6.50% 2021[3]	600	623
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,195
Chemours Co. 6.625% 2023	3,585	3,065
Chemours Co. 7.00% 2025	3,155	2,662
Cliffs Natural Resources Inc. 8.25% 2020[3]	1,125	1,142
Corporación Nacional del Cobre de Chile 4.50% 2025	5,500	5,772
CRH America, Inc. 3.875% 2025[3]	6,100	6,451
CRH America, Inc. 5.125% 2045[3]	3,000	3,202
E.I. du Pont de Nemours and Co. 5.25% 2016	500	509
Eastman Chemical Co. 3.80% 2025	5,300	5,614
Ecolab Inc. 3.25% 2023	2,260	2,377
First Quantum Minerals Ltd. 6.75% 2020[3]	7,424	6,236
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	4,083
First Quantum Minerals Ltd. 7.25% 2022[3]	1,775	1,380
FMG Resources 9.75% 2022[3]	5,240	5,816
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	2,430	2,151
Georgia Gulf Corp. 4.625% 2021	1,625	1,670
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,268
Glencore Funding LLC 4.00% 2025[3]	3,797	3,366
Holcim Ltd. 6.00% 2019[3]	1,607	1,797
Holcim Ltd. 5.15% 2023[3]	3,315	3,693
Huntsman International LLC 4.875% 2020	1,810	1,828
International Paper Co. 3.65% 2024	8,900	9,431
Monsanto Co. 3.375% 2024	7,400	7,640
Packaging Corp. of America 4.50% 2023	1,585	1,725
Praxair, Inc. 2.25% 2020	8,339	8,646
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,200	1,032
Reynolds Group Inc. 5.75% 2020	3,355	3,474
Ryerson Inc. 11.25% 2018	414	395
The Bond Fund of America — Page 20 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Ryerson Inc. 11.00% 2022[3]	$4,305	$4,467
Teck Resources Ltd. 4.50% 2021	1,000	875
Teck Resources Ltd. 8.00% 2021[3]	4,900	5,059
United States Steel Corp. 8.375% 2021[3]	500	528
Walter Energy, Inc. 9.50% 2019[3,9]	5,125	641
Yara International ASA 7.875% 2019[3]	2,175	2,523
		144,938
Total corporate bonds & notes		8,587,504
Mortgage-backed obligations 20.16% Federal agency mortgage-backed obligations 16.93%
Fannie Mae 3.311% 2017[4]	2,427	2,468
Fannie Mae 11.00% 2020[4]	16	17
Fannie Mae 5.00% 2023[4]	1,168	1,272
Fannie Mae 5.50% 2023[4]	6,128	6,665
Fannie Mae 6.00% 2023[4]	180	198
Fannie Mae 4.50% 2024[4]	4,004	4,311
Fannie Mae 4.50% 2025[4]	4,585	4,907
Fannie Mae 4.50% 2025[4]	2,965	3,193
Fannie Mae 4.50% 2025[4]	2,462	2,628
Fannie Mae 6.00% 2026[4]	3,268	3,733
Fannie Mae 2.50% 2027[4]	18,656	19,375
Fannie Mae 2.50% 2027[4]	5,522	5,735
Fannie Mae 2.50% 2027[4]	3,624	3,762
Fannie Mae 2.50% 2027[4]	1,573	1,634
Fannie Mae 2.50% 2027[4]	1,200	1,246
Fannie Mae 2.50% 2027[4]	1,174	1,220
Fannie Mae 2.50% 2027[4]	899	934
Fannie Mae 2.50% 2027[4]	663	688
Fannie Mae 2.50% 2027[4]	557	578
Fannie Mae 2.50% 2027[4]	541	562
Fannie Mae 5.50% 2027[4]	1,430	1,606
Fannie Mae 2.50% 2028[4]	19,413	20,235
Fannie Mae 2.50% 2028[4]	5,307	5,509
Fannie Mae 6.00% 2028[4]	472	542
Fannie Mae 2.50% 2031[4,10]	374,775	387,189
Fannie Mae 3.00% 2031[4,10]	180,000	188,546
Fannie Mae 6.50% 2032[4]	112	119
Fannie Mae 6.50% 2034[4]	471	507
Fannie Mae 3.00% 2035[4]	28,511	29,990
Fannie Mae 3.00% 2035[4]	11,699	12,269
Fannie Mae 3.00% 2035[4]	9,235	9,688
Fannie Mae 3.50% 2035[4]	31,466	33,442
Fannie Mae 3.50% 2035[4]	26,034	27,669
Fannie Mae 3.50% 2035[4]	12,457	13,247
Fannie Mae 3.50% 2035[4]	4,240	4,507
Fannie Mae 4.00% 2036[4]	7,256	7,885
Fannie Mae 7.00% 2036[4]	460	536
Fannie Mae 7.00% 2036[4]	106	121
Fannie Mae 7.50% 2036[4]	356	404
Fannie Mae 8.00% 2036[4]	198	225
Fannie Mae 6.00% 2037[4]	752	861
Fannie Mae 6.00% 2037[4]	393	451
The Bond Fund of America — Page 21 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2037[4]	$1,557	$1,804
Fannie Mae 6.50% 2037[4]	1,003	1,123
Fannie Mae 6.50% 2037[4]	971	1,086
Fannie Mae 7.00% 2037[4]	525	587
Fannie Mae 7.00% 2037[4]	492	550
Fannie Mae 7.00% 2037[4]	169	185
Fannie Mae 7.00% 2037[4]	116	134
Fannie Mae 7.00% 2037[4]	102	118
Fannie Mae 7.00% 2037[4]	65	71
Fannie Mae 7.50% 2037[4]	256	291
Fannie Mae 7.50% 2037[4]	124	135
Fannie Mae 7.50% 2037[4]	112	126
Fannie Mae 7.50% 2037[4]	97	110
Fannie Mae 7.50% 2037[4]	80	96
Fannie Mae 7.50% 2037[4]	61	69
Fannie Mae 7.50% 2037[4]	64	66
Fannie Mae 7.50% 2037[4]	26	28
Fannie Mae 7.50% 2037[4]	15	17
Fannie Mae 8.00% 2037[4]	119	128
Fannie Mae 5.50% 2038[4]	25	29
Fannie Mae 6.00% 2038[4]	588	675
Fannie Mae 6.50% 2038[4]	36,471	42,235
Fannie Mae 4.50% 2039[4]	12,009	13,141
Fannie Mae 5.00% 2039[4]	10,808	12,159
Fannie Mae 5.50% 2039[4]	9,760	11,054
Fannie Mae 4.00% 2040[4]	9,068	9,759
Fannie Mae 4.00% 2040[4]	8,728	9,392
Fannie Mae 4.00% 2040[4]	6,081	6,542
Fannie Mae 4.00% 2040[4]	1,438	1,573
Fannie Mae 4.00% 2040[4]	1,426	1,529
Fannie Mae 4.00% 2040[4]	524	564
Fannie Mae 4.50% 2040[4]	2,759	3,019
Fannie Mae 5.00% 2040[4]	1,169	1,315
Fannie Mae 5.50% 2040[4]	4,761	5,351
Fannie Mae 4.00% 2041[4]	8,567	9,213
Fannie Mae 4.00% 2041[4]	6,458	6,946
Fannie Mae 4.00% 2041[4]	6,409	6,892
Fannie Mae 4.00% 2041[4]	4,852	5,218
Fannie Mae 4.00% 2041[4]	4,484	4,829
Fannie Mae 4.00% 2041[4]	4,367	4,697
Fannie Mae 4.00% 2041[4]	3,756	4,038
Fannie Mae 4.00% 2041[4]	3,729	4,012
Fannie Mae 4.00% 2041[4]	3,533	3,799
Fannie Mae 4.00% 2041[4]	3,440	3,693
Fannie Mae 4.00% 2041[4]	3,354	3,607
Fannie Mae 4.00% 2041[4]	3,297	3,545
Fannie Mae 4.00% 2041[4]	3,135	3,374
Fannie Mae 4.00% 2041[4]	3,111	3,343
Fannie Mae 4.00% 2041[4]	3,062	3,293
Fannie Mae 4.00% 2041[4]	3,031	3,259
Fannie Mae 4.00% 2041[4]	3,023	3,250
Fannie Mae 4.00% 2041[4]	3,005	3,232
Fannie Mae 4.00% 2041[4]	3,004	3,220
Fannie Mae 4.00% 2041[4]	2,975	3,198
The Bond Fund of America — Page 22 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[4]	$2,792	$3,002
Fannie Mae 4.00% 2041[4]	2,691	2,898
Fannie Mae 4.00% 2041[4]	2,370	2,593
Fannie Mae 4.00% 2041[4]	2,331	2,506
Fannie Mae 4.00% 2041[4]	1,490	1,630
Fannie Mae 4.00% 2041[4]	1,122	1,227
Fannie Mae 4.00% 2041[4]	753	827
Fannie Mae 4.50% 2041[4]	3,028	3,322
Fannie Mae 5.00% 2041[4]	8,652	9,649
Fannie Mae 5.00% 2041[4]	4,620	5,248
Fannie Mae 5.00% 2041[4]	3,313	3,763
Fannie Mae 5.00% 2041[4]	2,401	2,729
Fannie Mae 5.00% 2041[4]	1,578	1,793
Fannie Mae 4.00% 2042[4]	13,605	14,851
Fannie Mae 4.00% 2042[4]	12,775	13,737
Fannie Mae 4.00% 2042[4]	11,504	12,590
Fannie Mae 4.00% 2042[4]	7,934	8,531
Fannie Mae 4.00% 2042[4]	6,889	7,407
Fannie Mae 4.00% 2042[4]	3,879	4,243
Fannie Mae 4.00% 2042[4]	1,149	1,235
Fannie Mae 4.00% 2042[4]	549	591
Fannie Mae 4.00% 2043[4]	34,658	37,240
Fannie Mae 4.00% 2043[4]	10,325	11,244
Fannie Mae 4.00% 2043[4]	8,541	9,201
Fannie Mae 3.50% 2044[4]	55,096	58,314
Fannie Mae 4.00% 2045[4]	96,585	104,057
Fannie Mae 4.00% 2045[4]	71,789	78,356
Fannie Mae 4.00% 2045[4]	21,775	23,612
Fannie Mae 4.00% 2045[4]	13,417	14,638
Fannie Mae 4.00% 2045[4]	12,034	13,133
Fannie Mae 4.00% 2045[4]	11,644	12,709
Fannie Mae 3.00% 2046[4,10]	136,940	142,118
Fannie Mae 3.50% 2046[4]	44,649	46,708
Fannie Mae 3.50% 2046[4,8]	25,730	26,624
Fannie Mae 4.00% 2046[4,10]	128,200	137,317
Fannie Mae 4.00% 2046[4]	106,903	114,755
Fannie Mae 4.00% 2046[4]	91,783	98,529
Fannie Mae 4.00% 2046[4]	62,627	67,972
Fannie Mae 4.00% 2046[4,10]	59,064	63,320
Fannie Mae 4.00% 2046[4]	7,816	8,191
Fannie Mae 4.00% 2046[4]	5,412	5,693
Fannie Mae 4.00% 2046[4]	4,090	4,390
Fannie Mae 4.00% 2046[4]	3,560	3,744
Fannie Mae 4.00% 2046[4]	2,450	2,576
Fannie Mae 4.00% 2046[4]	479	504
Fannie Mae 4.50% 2046[4,10]	200,000	218,207
Fannie Mae 4.50% 2046[4,10]	175,300	191,368
Fannie Mae 4.50% 2046[4]	39,956	44,020
Fannie Mae 4.50% 2046[4]	11,137	12,204
Fannie Mae 4.50% 2046[4]	5,019	5,529
Fannie Mae 4.50% 2046[4]	3,218	3,545
Fannie Mae 4.50% 2046[4]	1,532	1,688
Fannie Mae 7.00% 2047[4]	188	217
Fannie Mae 7.00% 2047[4]	14	17
The Bond Fund of America — Page 23 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[4]	$19	$20
Fannie Mae, Series 2001-4, Class GA, 9.363% 2025[4,5]	46	51
Fannie Mae, Series 2001-4, Class NA, 9.696% 2025[4,5]	43	48
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4]	835	827
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[4]	207	244
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	1,504	1,708
Fannie Mae, Series 2001-20, Class E, 9.584% 2031[4,5]	9	10
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[4]	1,680	1,553
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[4]	1,473	1,353
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[4]	476	437
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	2,296	2,718
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	530	617
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[4]	1,277	1,510
Fannie Mae, Series 2002-W1, Class 2A, 6.233% 2042[4,5]	1,718	2,044
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 1.007% 2048[3,4,5]	48	48
Freddie Mac 5.00% 2023[4]	1,076	1,165
Freddie Mac 5.00% 2023[4]	40	44
Freddie Mac 5.00% 2023[4]	6	7
Freddie Mac 5.00% 2024[4]	2,573	2,772
Freddie Mac 4.50% 2030[4]	1,239	1,353
Freddie Mac 3.00% 2034[4]	21,065	22,149
Freddie Mac 3.50% 2034[4]	16,746	17,828
Freddie Mac 3.00% 2035[4]	101,730	106,975
Freddie Mac 3.00% 2035[4]	6,183	6,502
Freddie Mac 3.00% 2035[4]	2,585	2,712
Freddie Mac 3.50% 2035[4]	48,881	52,059
Freddie Mac 3.50% 2035[4]	45,227	48,174
Freddie Mac 3.50% 2035[4]	43,100	45,895
Freddie Mac 3.50% 2035[4]	42,744	45,519
Freddie Mac 3.50% 2035[4]	23,803	25,355
Freddie Mac 3.50% 2035[4]	8,191	8,725
Freddie Mac 3.50% 2035[4]	6,781	7,223
Freddie Mac 3.50% 2035[4]	4,203	4,477
Freddie Mac 3.50% 2036[4]	44,334	47,227
Freddie Mac 4.00% 2036[4]	10,095	10,914
Freddie Mac 4.50% 2037[4]	5,764	6,308
Freddie Mac 5.50% 2037[4]	2,192	2,491
Freddie Mac 5.50% 2037[4]	50	56
Freddie Mac 5.50% 2037[4]	12	13
Freddie Mac 7.00% 2037[4]	155	171
Freddie Mac 7.50% 2037[4]	320	364
Freddie Mac 5.50% 2038[4]	1,600	1,794
Freddie Mac 5.50% 2038[4]	651	732
Freddie Mac 5.50% 2038[4]	273	307
Freddie Mac 5.50% 2038[4]	175	197
Freddie Mac 4.50% 2039[4]	1,458	1,596
Freddie Mac 5.00% 2039[4]	11,305	12,474
Freddie Mac 5.50% 2039[4]	12,154	13,560
Freddie Mac 5.50% 2039[4]	3,859	4,343
Freddie Mac 4.50% 2040[4]	26,547	29,128
Freddie Mac 5.50% 2040[4]	7	8
Freddie Mac 4.50% 2041[4]	10,599	11,643
Freddie Mac 4.50% 2041[4]	2,714	2,982
Freddie Mac 4.50% 2041[4]	1,551	1,707
The Bond Fund of America — Page 24 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[4]	$539	$592
Freddie Mac 5.00% 2041[4]	9,067	10,073
Freddie Mac 5.00% 2041[4]	3,464	3,840
Freddie Mac 5.50% 2041[4]	5,613	6,317
Freddie Mac 4.00% 2042[4]	9,639	10,454
Freddie Mac 4.00% 2043[4]	19,382	21,135
Freddie Mac 4.00% 2045[4]	44,147	48,109
Freddie Mac 4.00% 2045[4]	18,995	20,782
Freddie Mac 4.00% 2045[4]	10,962	12,004
Freddie Mac 3.50% 2046[4]	127,976	135,043
Freddie Mac 3.50% 2046[4]	55,351	57,557
Freddie Mac 3.50% 2046[4,10]	35,635	37,572
Freddie Mac 4.00% 2046[4,10]	220,000	235,264
Freddie Mac 4.00% 2046[4,10]	74,550	79,792
Freddie Mac 4.00% 2046[4]	56,352	60,634
Freddie Mac 4.00% 2046[4]	13,462	14,526
Freddie Mac 4.00% 2046[4]	5,426	5,813
Freddie Mac 4.00% 2046[4]	2,067	2,163
Freddie Mac 4.50% 2046[4]	3,995	4,400
Freddie Mac 6.50% 2047[4]	201	229
Freddie Mac, Series 2890, Class KT, 4.50% 2019[4]	886	916
Freddie Mac, Series 2626, Class NG, 3.50% 2023[4]	31	32
Freddie Mac, Series 2122, Class QM, 6.25% 2029[4]	969	1,080
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[4]	1,114	1,065
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[4]	1,003	917
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[4]	950	912
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[4]	857	799
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	18	17
Freddie Mac, Series 3257, Class PA, 5.50% 2036[4]	10,423	11,856
Freddie Mac, Series 3286, Class JN, 5.50% 2037[4]	8,022	9,087
Freddie Mac, Series 3318, Class JT, 5.50% 2037[4]	4,392	4,976
Government National Mortgage Assn. 10.00% 2021[4]	43	46
Government National Mortgage Assn. 2.50% 2028[4]	3,365	3,508
Government National Mortgage Assn. 5.00% 2035[4]	1,019	1,118
Government National Mortgage Assn. 6.00% 2038[4]	7,922	9,085
Government National Mortgage Assn. 6.50% 2038[4]	221	259
Government National Mortgage Assn. 3.50% 2039[4]	4,963	5,273
Government National Mortgage Assn. 5.00% 2039[4]	1,167	1,270
Government National Mortgage Assn. 3.50% 2040[4]	5,470	5,848
Government National Mortgage Assn. 4.50% 2040[4]	2,629	2,871
Government National Mortgage Assn. 5.50% 2040[4]	6,908	7,755
Government National Mortgage Assn. 3.50% 2041[4]	31	33
Government National Mortgage Assn. 4.00% 2041[4]	292	314
Government National Mortgage Assn. 4.50% 2041[4]	14,888	16,040
Government National Mortgage Assn. 4.50% 2041[4]	1,429	1,537
Government National Mortgage Assn. 4.50% 2041[4]	1,074	1,158
Government National Mortgage Assn. 4.50% 2041[4]	836	899
Government National Mortgage Assn. 5.00% 2041[4]	7,736	8,406
Government National Mortgage Assn. 3.50% 2042[4]	1,172	1,230
Government National Mortgage Assn. 3.50% 2043[4]	3,390	3,602
Government National Mortgage Assn. 4.50% 2043[4]	813	874
Government National Mortgage Assn. 4.50% 2043[4]	435	468
Government National Mortgage Assn. 4.00% 2045[4]	4,414	4,725
Government National Mortgage Assn. 4.00% 2045[4]	1,096	1,173
The Bond Fund of America — Page 25 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2045[4]	$560	$599
Government National Mortgage Assn. 4.00% 2045[4]	0	—
Government National Mortgage Assn. 4.50% 2045[4]	150,115	161,213
Government National Mortgage Assn. 4.50% 2045[4]	113,131	121,471
Government National Mortgage Assn. 4.50% 2045[4]	87,214	93,704
Government National Mortgage Assn. 4.50% 2045[4]	85,051	91,345
Government National Mortgage Assn. 4.50% 2045[4]	69,397	74,935
Government National Mortgage Assn. 4.50% 2045[4]	49,515	53,215
Government National Mortgage Assn. 4.50% 2045[4]	38,459	41,302
Government National Mortgage Assn. 4.50% 2045[4]	23,715	25,468
Government National Mortgage Assn. 5.00% 2045[4]	1,982	2,213
Government National Mortgage Assn. 5.00% 2045[4]	975	1,094
Government National Mortgage Assn. 5.00% 2045[4]	493	551
Government National Mortgage Assn. 5.00% 2045[4]	492	550
Government National Mortgage Assn. 4.00% 2046[4,10]	422,110	451,229
Government National Mortgage Assn. 4.00% 2046[4]	18,123	18,875
Government National Mortgage Assn. 4.00% 2046[4]	2,588	2,695
Government National Mortgage Assn. 4.692% 2061[4]	893	938
Government National Mortgage Assn. 4.70% 2061[4]	5,214	5,471
Government National Mortgage Assn. 4.70% 2061[4]	786	823
Government National Mortgage Assn. 4.72% 2061[4]	379	396
Government National Mortgage Assn. 4.771% 2061[4]	410	428
Government National Mortgage Assn. 4.774% 2061[4]	405	425
Government National Mortgage Assn. 4.822% 2061[4]	2,156	2,249
Government National Mortgage Assn. 4.859% 2061[4]	1,250	1,302
Government National Mortgage Assn. 5.104% 2061[4]	1,490	1,574
Government National Mortgage Assn. 5.110% 2061[4]	1,874	2,003
Government National Mortgage Assn. 4.669% 2063[4]	856	900
Government National Mortgage Assn. 1.326% 2064[4,5]	516	519
Government National Mortgage Assn. 4.756% 2064[4]	1,498	1,567
Government National Mortgage Assn. 5.182% 2064[4]	1,038	1,101
Government National Mortgage Assn. 6.549% 2064[4]	568	608
Government National Mortgage Assn. 5.031% 2065[4]	1,007	1,064
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.507% 2062[4,5]	3,769	3,797
National Credit Union Administration, Series 2010-R2, Class 1A, 0.835% 2017[4,5]	883	884
National Credit Union Administration, Series 2011-R3, Class 1A, 0.845% 2020[4,5]	1,005	1,004
National Credit Union Administration, Series 2011-R1, Class 1A, 0.915% 2020[4,5]	1,246	1,249
		5,292,851
Commercial mortgage-backed securities 2.02%
Aventura Mall Trust, Series A, 3.867% 2032[3,4,5]	8,000	8,662
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	1,508	1,507
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[4,5]	2,602	2,645
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.80% 2049[4,5]	4,083	4,206
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.000% 2051[4,5]	4,645	4,841
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.436% 2051[4,5]	4,483	4,720
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,5]	3,223	3,360
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,411	1,463
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	5,730	5,992
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[4]	3,715	3,722
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.345% 2049[4,5]	7,468	7,756
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[4]	7,622	7,634
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.889% 2043[3,4,5]	1,750	1,748
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	11,877	12,011
The Bond Fund of America — Page 26 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 6.007% 2049[4,5]	$2,459	$2,543
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[4]	2,000	2,180
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,4]	30,025	31,608
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[4]	17,518	17,550
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[4,5]	14,190	14,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	2,950	3,051
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,5]	12,708	12,945
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[3,4]	11,130	12,391
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,4]	936	947
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[3,4,5]	7,826	7,755
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[4]	2,817	2,851
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[4]	26,946	27,197
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	8,614	8,899
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	13,585	14,058
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[3,4,5]	4,500	5,091
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[4,5]	932	960
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[4]	6,300	6,857
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,4]	27,420	27,559
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,4]	17,000	17,100
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,4]	6,210	6,250
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[3,4]	17,065	17,176
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A, 5.811% 2043[4,5]	109	109
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814% 2043[4,5]	627	626
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399% 2045[4]	771	770
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A1A, 5.546% 2045[4]	2,928	2,925
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3A, Class A2, 3.673% 2046[3,4]	671	673
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[4,5]	1,553	1,572
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A, 5.439% 2049[4]	1,661	1,691
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.887% 2049[4,5]	37,493	38,463
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[4,5]	32,826	33,568
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[4]	13,705	14,156
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[4,5]	2,663	2,758
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	19,325	21,112
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.073% 2044[4,5]	6,139	6,362
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[4]	15,931	16,213
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	4,275	4,338
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	29,467	30,399
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[4,5]	8,680	9,171
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[4,5]	7,050	7,208
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	27,828	27,974
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[4,5]	7,298	7,532
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[4]	750	803
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[4]	500	537
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,4]	6,885	7,326
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.82% 2042[4,5]	2,329	2,408
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	8,029	8,085
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[3,4]	4,950	5,532
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[4]	13,600	13,864
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[3,4,5]	1,485	1,667
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[4,5]	16,081	16,689
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	3,286	3,282
The Bond Fund of America — Page 27 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	$17,020	$17,395
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[4,5]	15,250	15,720
		630,652
Other mortgage-backed securities 0.83%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,4]	4,250	4,275
Bank of Nova Scotia 2.15% 2016[3,4]	4,650	4,655
Bank of Nova Scotia 1.75% 2017[3,4]	14,150	14,234
Caisse Centrale Desjardins 1.60% 2017[3,4]	3,375	3,394
Commonwealth Bank of Australia 2.25% 2017[3,4]	4,150	4,188
Commonwealth Bank of Australia 1.875% 2018[3,4]	10,300	10,448
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,4]	4,400	4,414
DNB ASA 1.45% 2019[3,4]	4,375	4,399
Freddie Mac, Series KF02, Class A2, multifamily 0.996% 2020[4,5]	8,897	8,942
Freddie Mac, Series KF02, Class A3, multifamily 1.076% 2020[4,5]	4,175	4,196
Freddie Mac, Series K722, Class A1, multifamily 2.183% 2022[4]	24,300	25,045
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[4]	3,435	3,542
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	24,490	27,261
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[4]	13,500	14,636
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[4]	8,872	9,300
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[4]	8,000	8,377
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[4]	5,600	5,904
National Australia Bank 2.00% 2017[3,4]	3,500	3,531
National Australia Bank 1.25% 2018[3,4]	2,880	2,887
National Bank of Canada 2.20% 2016[3,4]	4,175	4,189
Nordea Eiendomskreditt AS 2.125% 2017[3,4]	4,000	4,011
Nordea Kredit 2.00% 2037[4]	DKr111,234	16,763
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	86,041	12,967
Royal Bank of Canada 1.125% 2017[4]	$4,000	4,001
Royal Bank of Canada 2.00% 2019[4]	4,075	4,133
Swedbank AB 2.125% 2016[3,4]	3,400	3,408
Swedbank AB 1.375% 2018[3,4]	4,375	4,398
Toronto-Dominion Bank 1.625% 2016[3,4]	4,400	4,407
Toronto-Dominion Bank 1.50% 2017[3,4]	10,000	10,041
Westpac Banking Corp. 2.45% 2016[3,4]	4,325	4,352
Westpac Banking Corp. 1.25% 2017[3,4]	4,425	4,438
Westpac Banking Corp. 1.375% 2018[3,4]	4,375	4,396
Westpac Banking Corp. 1.85% 2018[3,4]	9,000	9,126
Westpac Banking Corp. 2.00% 2019[3,4]	7,150	7,299
		261,557
Collateralized mortgage-backed (privately originated) 0.38%
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.946% 2025[3,4,5,8]	11,263	11,178
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.453% 2023[3,4,5]	1,441	1,449
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.053% 2024[3,4,5]	1,132	1,138
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.953% 2025[4,5]	982	985
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[4]	143	154
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[4]	19	21
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[4]	1,113	1,191
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[4]	18	20
Freddie Mac, Series 2013-DN2, Class M-1, 1.903% 2023[4,5]	3,587	3,606
Freddie Mac, Series 2013-DN1, Class M-1, 3.853% 2023[4,5]	3,973	4,059
Freddie Mac, Series 2014-DN2, Class M-1, 1.303% 2024[4,5]	1,271	1,272
Freddie Mac, Series 2014-DN1, Class M-1, 1.453% 2024[4,5]	525	526
The Bond Fund of America — Page 28 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-HQ2, Class M-1, 1.903% 2024[4,5]	$6,443	$6,477
Freddie Mac, Series 2014-DN2, Class M-2, 2.103% 2024[4,5]	2,965	2,972
Freddie Mac, Series 2014-HQ1, Class M-1, 2.103% 2024[4,5]	2,767	2,776
Freddie Mac, Series 2014-HQ3, Class M-1, 2.103% 2024[4,5]	91	91
Freddie Mac, Series 2014-HQ2, Class M-2, 2.653% 2024[4,5]	17,865	17,888
Freddie Mac, Series 2014-DN4, Class M-2, 2.853% 2024[4,5]	4,098	4,132
Freddie Mac, Series 2014-HQ1, Class M-2, 2.953% 2024[4,5]	9,200	9,331
Freddie Mac, Series 2015-HQ2, Class M-1, 1.553% 2025[4,5]	1,548	1,549
Freddie Mac, Series 2015-HQ2, Class M-2, 2.403% 2025[4,5]	7,950	7,893
Freddie Mac, Series 2016-DNA-3, Class M-1, 1.546% 2028[4,5]	6,375	6,384
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.603% 2028[4,5]	1,779	1,780
Station Place Securitization Trust, Series 2016-1, Class A, 1.453% 2048[4,5,8]	9,000	9,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[3,4,5,8]	13,500	13,500
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.873% 2037[4,5]	12,396	10,048
		119,420
Total mortgage-backed obligations		6,304,480
Asset-backed obligations 3.86%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,4]	1,000	1,006
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[3,4]	500	508
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	18,075	18,276
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,4]	15,095	15,378
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,4]	16,845	17,165
Aesop Funding LLC, Series 2016-1-A, Class A, 2.99% 2022[3,4]	4,810	4,981
Ally Master Owner Trust, Series 2014-1, Class A1, 0.912% 2019[4,5]	8,015	8,017
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[4]	8,700	8,713
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	30,600	30,798
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	1,434	1,434
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[4]	441	441
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[4]	3,405	3,404
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[4]	8,275	8,266
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	3,095	3,096
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[4]	645	658
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[4]	5,945	6,078
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[4]	5,337	5,410
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,4]	535	534
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,4]	9,719	9,742
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,4]	11,628	11,630
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,4]	2,960	2,974
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[3,4,5]	8,505	8,483
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,4]	3,702	3,705
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.888% 2019[3,4,5]	9,351	9,256
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[4]	10,580	10,646
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	12,000	12,080
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[4]	14,485	14,670
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[3,4,5,8]	39,891	38,970
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[3,4,5,8]	22,774	22,210
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	9,900	9,916
Chase Issuance Trust, Series 2013-A7, Class A, 0.872% 2020[4,5]	11,955	11,985
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.885% 2026[3,4,5]	10,182	10,147
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,4]	1,232	1,233
Chrysler Capital Auto Receivables Trust, Series 2015-A-A, Class A-3, 1.22% 2019[3,4]	5,000	5,009
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,4]	3,850	3,861
The Bond Fund of America — Page 29 of 43

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,4]	$16,663	$16,647
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,4]	18,303	18,312
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,4]	9,880	10,014
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.601% 2020[4,5]	13,590	13,782
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.19% 2033[4,5]	737	738
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[4]	396	399
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,4]	528	532
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,4]	1,223	1,223
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,4]	2,646	2,644
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,4]	3,032	3,031
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,4]	2,000	2,008
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,4]	3,125	3,144
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,4]	10,000	10,083
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,4]	2,395	2,412
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.622% 2035[4,5]	4,672	4,191
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.582% 2037[4,5]	6,586	5,836
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.592% 2037[4,5]	9,996	9,164
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.792% 2020[4,5]	9,970	9,994
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,4]	3,892	3,903
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,4]	820	820
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,4]	4,000	4,010
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,4]	15,145	15,191
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,4]	9,635	9,652
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,4]	11,700	11,805
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,4]	15,815	16,031
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,4]	22,000	22,629
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,4]	2,890	2,898
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,4]	3,716	3,720
Drivetime Auto Owner Trust, Series 2016-2-A, Class A, 1.73% 2019[3,4]	2,740	2,740
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,4]	2,730	2,760
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,4]	8,860	8,877
Drivetime Auto Owner Trust, Series 2016-2-A, Class C, 3.67% 2022[3,4]	2,135	2,164
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.878% 2023[3,4,5]	10,000	9,950
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,4]	3,168	3,162
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	5,245	5,245
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,4]	3,680	3,757
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,4]	24,110	24,567
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,4]	9,165	9,424
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	43,165	43,448
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,4]	20,400	20,852
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,4]	23,070	23,722
Ford Credit Floorplan Master Owner Trust, Series 2013-2, Class A, 2.09% 2022[3,4]	2,760	2,806
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[4]	10,890	11,041
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[4]	232	234
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.642% 2041[3,4,5]	2,393	2,320
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 5.525% 2041[3,4,5]	1,974	1,885
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,4]	7,119	7,109
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.845% 2028[3,4,5]	5,655	5,658
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,4]	3,692	3,691
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2018[3,4]	690	696
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,4]	36,500	36,525
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,4]	20,595	21,132
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	36,883	37,415
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,4]	1,939	1,969
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[3,4]	5,000	5,144
The Bond Fund of America — Page 30 of 43

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,4]	$2,604	$2,565
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.383% 2035[4,5]	5,199	4,934
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[4]	9,003	9,002
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.613% 2037[4,5]	5,161	4,508
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.884% 2033[4,5]	937	924
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[4]	454	462
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[4]	233	240
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[4]	765	794
Magnetite CLO Ltd., Series 2012-6-A, Class A-R, 1.903% 2023[3,4,5]	18,965	18,923
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[3,4,5]	35,000	34,864
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,4]	9,939	9,985
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.133% 2035[4,5]	2,876	2,813
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,4,8]	3,480	3,481
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.942% 2021[3,4,5]	1,422	1,422
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.922% 2022[3,4,5]	456	456
Navient Student Loan Trust, Series 2015-2, Class A-3, 1.023% 2040[4,5]	2,045	1,942
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 2047[3,4]	4,000	4,022
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.903% 2023[3,4,5]	12,039	12,001
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[3,4,5]	14,850	14,734
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,4]	2,925	2,929
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,4]	4,000	4,018
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[3,4]	11,220	11,350
Onemain Financial Issuance Trust, Series 2016-1-A, Class A, 3.66% 2029[3,4]	3,240	3,321
Onemain Financial Issuance Trust, Series 2016-1-A, Class B, 4.57% 2029[3,4]	2,000	1,905
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,4]	7,500	7,507
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,4]	12,750	12,575
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,4]	10,855	10,563
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[4]	378	385
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.583% 2036[4,5]	715	612
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[4]	110	110
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[4]	4,535	4,536
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[4]	1,486	1,487
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[4]	205	206
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[4]	1,547	1,547
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[4]	3,263	3,273
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[4]	4,465	4,492
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[4]	1,175	1,187
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[4]	16,335	16,490
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[4]	8,195	8,340
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[4]	14,335	14,541
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[4]	5,820	5,915
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[4]	16,915	17,262
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[4]	4,925	5,075
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 1.138% 2017[4,5]	2,289	2,288
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.042% 2022[3,4,5]	1,663	1,662
SLM Student Loan Trust, Series 2003-10, Class A-4, 1.124% 2039[3,4,5]	£1,160	1,261
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,4]	$1,400	1,418
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,4]	5,261	5,267
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.496% 2035[3,4,5]	4,214	4,136
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,4]	16,499	16,712
South Carolina Student Loan Corp., Series 2014-1, Class A1, 1.207% 2030[4,5]	3,600	3,501
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.457% 2033[4,5]	10,000	9,673
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.957% 2035[4,5]	2,650	2,286
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,4]	3,117	3,129
The Bond Fund of America — Page 31 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Trade Maps Ltd., 2013-1-A-A, 1.145% 2018[3,4,5]	$14,685	$14,628
Trade Maps Ltd., 2013-1-A-B, 1.695% 2018[3,4,5]	2,900	2,879
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[4]	6,735	7,343
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[4]	1,340	1,370
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[4]	3,000	3,185
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[4]	13,500	13,505
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,4]	965	965
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,4]	2,750	2,731
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,4]	4,500	4,550
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,4]	3,875	3,827
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.922% 2022[4,5]	1,600	1,599
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	6,935	6,945
		1,206,344
Bonds & notes of governments & government agencies outside the U.S. 3.73%
Abu Dhabi (Emirate of) 3.125% 2026[3]	5,000	5,165
Argentina (Republic of) 7.00% 2017	5,960	6,123
Argentina (Republic of) 6.875% 2021[3]	3,075	3,290
Argentina (Republic of) 7.50% 2026[3]	4,925	5,351
Argentina (Republic of) 8.28% 2033[4,6,9]	4,984	5,572
Argentina (Republic of) 0% 2035	25,700	2,743
Argentina (Republic of) 7.625% 2046[3]	4,250	4,607
Armenia (Republic of) 7.15% 2025[3]	4,810	4,906
Australian Government, Series 133, 5.50% 2023	A$5,000	4,605
Bermuda Government 4.138% 2023[3]	$1,700	1,772
Bermuda Government 4.854% 2024[3]	20,600	22,145
Brazil (Federal Republic of) 10.00% 2025	BRL14,000	3,916
Brazilian Treasury Bill 0% 2018	400,000	103,936
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	$10,470	10,471
City of Buenos Aires Argentina 8.95% 2021[4]	1,000	1,118
Colombia (Republic of) Global 4.50% 2026	7,200	7,695
Costa Rica (Republic of) 4.25% 2023	1,798	1,722
Dominican Republic 7.50% 2021[4]	950	1,058
Dominican Republic 5.875% 2024[4]	1,640	1,718
Dominican Republic 5.50% 2025[3]	10,380	10,614
Dominican Republic 6.875% 2026[3]	4,300	4,762
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,103
FMS Wertmanagement 1.125% 2016	4,050	4,055
FMS Wertmanagement 1.00% 2017	4,400	4,415
FMS Wertmanagement 1.625% 2018	6,400	6,513
German Government 0.10% 2026[2]	€20,146	24,808
Hungarian Government 4.00% 2019	$3,000	3,118
Hungarian Government 6.375% 2021	4,000	4,559
Hungarian Government 5.375% 2023	5,900	6,561
India (Republic of) 8.83% 2023	INR387,200	6,123
India (Republic of) 8.60% 2028	1,667,600	26,440
India (Republic of) 9.20% 2030	328,200	5,489
Indonesia (Republic of) 4.875% 2021[3]	$2,000	2,176
Indonesia (Republic of) 3.75% 2022	13,255	13,736
Indonesia (Republic of) 3.375% 2023	9,350	9,436
Indonesia (Republic of) 4.75% 2026[3]	7,250	7,912
Indonesia (Republic of) 4.75% 2026	3,500	3,820
Iraq (Republic of) 5.80% 2028[4]	5,150	3,940
Ivory Coast Government 6.375% 2028[3,4]	7,275	7,056
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,163
The Bond Fund of America — Page 32 of 43

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japanese Government, Series 18, 0.10% 2024[2]	¥8,618,775	$88,345
Japanese Government, Series 19, 0.10% 2024[2]	2,985,000	30,857
Japanese Government, Series 20, 0.10% 2025[2]	23,429,500	242,315
Kazakhstan (Republic of) 5.125% 2025[3]	$2,250	2,472
Kazakhstan (Republic of) 6.50% 2045[3]	2,250	2,622
Kenya (Republic of) 6.875% 2024[3]	8,195	7,601
Kingdom of Jordan 6.125% 2026[3]	2,090	2,213
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,153
Letras del Banco Central de la Republica Argentina 0% 2016	ARS52,130	3,392
Letras del Banco Central de la Republica Argentina 0% 2016	34,810	2,197
Malaysian Government, Series 0315, 3.659% 2020	MYR55,000	13,816
Morocco Government 4.25% 2022	$5,400	5,689
Morocco Government 5.50% 2042	10,200	11,056
New Zealand Government 6.00% 2021	NZ$25,000	21,116
Nigeria (Republic of) 5.125% 2018[3]	$4,900	4,923
Nigeria (Republic of) 6.375% 2023	3,590	3,474
Pakistan (Republic of) 8.25% 2025	2,900	3,079
Paraguay (Republic of) 5.00% 2026[3]	1,575	1,677
Peru (Republic of) 4.125% 2027	3,500	3,868
Polish Government 2.75% 2023[2]	PLN34,230	9,644
Republic of Honduras 8.75% 2020	$4,175	4,697
Republic of Honduras 7.50% 2024[4]	3,330	3,630
Slovenia (Republic of) 5.50% 2022	22,410	25,492
Slovenia (Republic of) 5.85% 2023	15,500	18,023
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,198
Slovenia (Republic of) 5.25% 2024	8,810	9,947
South Africa (Republic of) 5.50% 2020	1,000	1,081
State of Qatar 2.375% 2021[3]	3,000	3,039
State of Qatar 3.25% 2026[3]	5,850	5,979
State of Qatar 4.625% 2046[3]	3,000	3,275
Swedish Export Credit Corp. 2.875% 2023[3]	9,000	8,910
Turkey (Republic of) 4.557% 2018[3]	1,195	1,241
Turkey (Republic of) 5.625% 2021	16,350	17,862
Turkey (Republic of) 9.00% 2024	TRY11,025	3,846
Turkey (Republic of) 4.25% 2026	$7,700	7,840
Turkey (Republic of) 8.00% 2034	1,250	1,687
Turkey (Republic of) 6.00% 2041	2,820	3,164
Turkey (Republic of) 4.875% 2043	2,750	2,694
Turkey (Republic of) 6.625% 2045	200	243
United Mexican States Government 4.00% 2040[2]	MXN16,788	1,007
United Mexican States Government, Series M, 6.50% 2021	2,139,300	122,409
United Mexican States Government, Series M, 5.75% 2026	517,500	28,124
United Mexican States Government Global, 3.50% 2021	$1,500	1,590
United Mexican States Government Global 3.60% 2025	7,600	7,971
United Mexican States Government Global 4.125% 2026	10,750	11,677
United Mexican States Government Global 5.55% 2045	2,500	3,003
United Mexican States Government Global, Series A, 5.125% 2020	1,250	1,393
United Mexican States Government Global, Series A, 3.625% 2022	6,000	6,345
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,630
Venezuela (Republic of) 12.75% 2022[4]	765	390
Venezuela (Republic of) 8.25% 2024	2,335	987
Venezuela (Republic of) 7.65% 2025	915	377
Venezuela (Republic of) 11.75% 2026	1,530	734
Venezuela (Republic of) 9.25% 2027	3,480	1,697
Venezuela (Republic of) 9.25% 2028	385	167
The Bond Fund of America — Page 33 of 43

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Republic of) 11.95% 2031[4]	$2,210	$1,050
Venezuela (Republic of) 9.375% 2034	350	153
Venezuela (Republic of) 7.00% 2038	495	199
Zambia (Republic of) 5.375% 2022	2,750	2,159
Zambia (Republic of) 8.97% 2027[3,4]	3,245	2,823
		1,165,954
Federal agency bonds & notes 0.91%
CoBank, ACB 1.253% 2022[3,5]	29,725	27,719
Fannie Mae 2.625% 2024	23,090	24,858
Fannie Mae 2.125% 2026	14,240	14,661
Fannie Mae 7.125% 2030	3,900	6,132
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,177
Federal Farm Credit Banks 0.496% 2017[5]	26,250	26,253
Federal Farm Credit Banks 0.508% 2017[5]	21,501	21,508
Federal Home Loan Bank 2.75% 2018	16,635	17,280
Federal Home Loan Bank 3.375% 2023	28,050	31,557
Federal Home Loan Bank 5.50% 2036	600	864
Freddie Mac 1.25% 2019	26,500	26,814
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,468
Tennessee Valley Authority 1.875% 2022	15,600	16,005
Tennessee Valley Authority 4.65% 2035	4,000	5,038
Tennessee Valley Authority 5.25% 2039	21,250	29,362
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	27,427
		284,123
Municipals 0.78%
State of California, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,470	1,508
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,710	17,372
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,173
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.69% 2038 (put 2017)[5]	2,400	2,397
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,980	2,125
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,854
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	12,350	12,886
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	764
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,621
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,230	3,529
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	889
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,303
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	800	867
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,301
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	6,375	6,773
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,275	2,476
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,483
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	19,488
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[4]	601	587
State of Illinois, Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,000	1,102
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.41% 2050 (put 2025)[5]	4,650	4,627
State of Iowa, Fin. Auth., Single-family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,000	1,108
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,440	1,522
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,530	3,751
The Bond Fund of America — Page 34 of 43

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	$3,710	$3,953
State of Maryland, Montgomery County, Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	700	734
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 178, 3.50% 2042	1,000	1,076
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	555	587
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,299
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 1.199% 2030[4,5]	6,542	6,327
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,920	2,046
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,355	1,390
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	690	748
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[4]	5,605	5,436
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,390	4,720
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	955	1,032
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,090	1,122
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	940	964
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	400	409
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	275	281
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,360	1,452
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,000	2,163
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	16,044
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.01% 2028[5]	2,500	2,243
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,349
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,750	1,870
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,655	1,747
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	21,250	21,213
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.939% 2029[5]	7,665	5,543
Territory of Puerto Rico, Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2054	23,400	2,258
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,000	1,099
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	2,995	3,244
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	910	956
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	630	668
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	820	879
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,180	1,262
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,900	2,069
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,500	2,720
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,471
State of Texas, Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	200	211
State of Utah, Utah Housing Corp., Single-family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,095	1,201
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,580	2,768
The Bond Fund of America — Page 35 of 43

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	$2,000	$2,128
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	960	1,048
		245,236
Total bonds, notes & other debt instruments (cost: $29,184,807,000)		30,296,004
Convertible stocks 0.02% Industrials 0.02%	Shares
CEVA Group PLC, Series A-1, 3.68% convertible preferred[8,11]	9,732	5,718
CEVA Group PLC, Series A-2, 2.68% convertible preferred[8,11]	2,575	1,030
Total convertible stocks (cost: $13,571,000)		6,748
Preferred securities 0.02% Financials 0.02%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,068
Total preferred securities (cost: $5,820,000)		4,068
Common stocks 0.03% Industrials 0.01%
CEVA Group PLC[8,11,12]	12,179	4,871
Atrium Corp.[3,8,12]	985	1
		4,872
Telecommunication services 0.01%
NII Holdings, Inc.[12]	826,910	2,630
Materials 0.00%
Warrior Met Coal, LLC, Class B3,8,12	6,483	519
Health care 0.00%
Rotech Healthcare Inc.[8,12]	342,069	342
Energy 0.00%
Gener8 Maritime, Inc.[12]	1,716	11
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,762
Total common stocks (cost: $58,120,000)		10,136
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[3,8,12]	2,654	—
Total rights & warrants (cost: $672,000)		—
The Bond Fund of America — Page 36 of 43

unaudited
Short-term securities 9.82%	Principal amount (000)	Value (000)
Apple Inc. 0.43%–0.45% due 7/11/2016–10/11/2016[3]	$ 276,500	$276,363
CAFCO, LLC 0.80% due 8/22/2016	50,000	49,966
Caterpillar Financial Services Corp. 0.50% due 7/25/2016	89,300	89,272
Chevron Corp. 0.53% due 7/20/2016[3]	50,800	50,790
Coca-Cola Co. 0.49%–0.77% due 7/19/2016–1/10/2017[3]	150,000	149,700
Fannie Mae 0.40% due 7/18/2016	150,000	149,982
Federal Farm Credit Banks 0.52%–0.63% due 7/8/2016–4/27/2017	135,000	134,843
Federal Home Loan Bank 0.25%–0.60% due 7/7/2016–4/19/2017	1,525,400	1,524,454
Freddie Mac 0.38%–0.39% due 7/7/2016–8/16/2016	119,000	118,981
General Electric Co. 0.35% due 7/1/2016	15,100	15,100
John Deere Canada ULC 0.43% due 7/25/2016[3]	50,000	49,984
Microsoft Corp. 0.42% due 8/24/2016[3]	35,300	35,280
Pfizer Inc. 0.54% due 8/22/2016[3]	100,000	99,932
U.S. Treasury Bills 0.36%–0.51% due 8/25/2016–12/8/2016	284,000	283,830
Wells Fargo Bank, N.A. 0.85% due 8/23/2016	41,500	41,515
Total short-term securities (cost: $3,069,566,000)		3,069,992
Total investment securities 106.78% (cost: $32,332,556,000)		33,386,948
Other assets less liabilities (6.78)%		(2,120,113)
Net assets 100.00%		$31,266,835
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $536,596,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$35,931	$26,700	$86
Chilean pesos	7/11/2016	Citibank	CLP18,258,795	$26,700	858
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP778,138	$1,173	(1)
Chilean pesos	8/1/2016	UBS AG	CLP10,564,231	$15,924	(11)
Chilean pesos	8/5/2016	UBS AG	CLP6,242,049	$9,403	(4)
Euros	7/15/2016	Barclays Bank PLC	€9,605	$10,746	(81)
Mexican pesos	7/20/2016	Bank of New York Mellon	MXN74,681	$3,929	148
Mexican pesos	7/25/2016	Bank of America, N.A.	MXN583,125	$30,861	957
Mexican pesos	8/5/2016	JPMorgan Chase	MXN88,300	$4,836	(23)
					$1,929
Sales:
Argentine pesos	9/12/2016	Citibank	$4,337	ARS64,225	$232
Australian dollars	7/18/2016	Bank of America, N.A.	$4,338	A$5,900	(59)
Brazilian reais	7/7/2016	Citibank	$79,140	BRL282,000	(8,463)
Brazilian reais	7/11/2016	Bank of America, N.A.	$15,462	BRL53,050	(997)
British pounds	7/7/2016	Bank of America, N.A.	$5,649	£3,900	457
British pounds	7/13/2016	Bank of New York Mellon	$535	£370	43
British pounds	7/20/2016	UBS AG	$4,218	£2,965	270
Danish kroner	7/22/2016	Bank of America, N.A.	$26,656	DKr175,075	512
The Bond Fund of America — Page 37 of 43

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Euros	7/12/2016	Bank of America, N.A.	$2,509	€2,200	$67
Euros	7/18/2016	HSBC Bank	$23,020	€20,500	255
Euros	7/18/2016	Bank of America, N.A.	$20,768	€18,500	224
Indian rupees	7/11/2016	JPMorgan Chase	$17,622	INR1,177,300	213
Indian rupees	7/18/2016	UBS AG	$14,066	INR948,500	59
Indian rupees	7/18/2016	JPMorgan Chase	$907	INR61,400	—[13]
Japanese yen	7/8/2016	Citibank	$23,783	¥2,640,000	(1,789)
Japanese yen	7/20/2016	JPMorgan Chase	$51,702	¥5,736,000	(3,879)
Japanese yen	8/12/2016	UBS AG	$14,240	¥1,550,000	(791)
Japanese yen	8/19/2016	Bank of America, N.A.	$68,587	¥7,600,000	(5,129)
Japanese yen	8/23/2016	Citibank	$77,766	¥8,620,000	(5,853)
Japanese yen	9/16/2016	Barclays Bank PLC	$81,277	¥9,000,000	(6,116)
Mexican pesos	7/19/2016	HSBC Bank	$2,962	MXN53,950	16
Mexican pesos	7/22/2016	Citibank	$748	MXN14,000	(17)
New Zealand dollars	7/22/2016	UBS AG	$17,739	NZ$25,000	(90)
Norwegian kroner	7/29/2016	Citibank	$14,892	NKr123,450	141
Polish zloty	8/8/2016	Barclays Bank PLC	€7,821	PLN35,000	(170)
Singapore dollars	8/8/2016	JPMorgan Chase	$14,531	S$19,600	(13)
South Korean won	7/11/2016	UBS AG	$14,374	KRW16,600,000	(36)
Turkish lira	7/21/2016	JPMorgan Chase	$137	TRY405	(3)
Turkish lira	8/8/2016	UBS AG	$3,433	TRY10,125	(53)
					$(30,969)
Forward currency contracts — net					$(29,040)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $18,500,755,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.896%	12/31/2016	$300,000	$(372)
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(567)
Pay	LCH	3-month USD-LIBOR	0.98	4/28/2018	550,000	(2,558)
Pay	LCH	3-month USD-LIBOR	0.947	6/8/2018	65,000	(266)
Pay	LCH	3-month USD-LIBOR	0.9025	6/13/2018	86,000	(279)
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	(1,106)
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	2,719
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	1,624
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	1,274
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	3,407
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	3,904
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	813
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	7,482
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	2,843
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	4,025
Receive	LCH	3-month USD-LIBOR	1.598	9/3/2020	170,000	4,775
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	2,809
Receive	LCH	3-month USD-LIBOR	1.3705	1/25/2021	280,000	5,309
The Bond Fund of America — Page 38 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.371%	1/25/2021	$270,000	$5,125
Receive	LCH	3-month USD-LIBOR	1.5145	1/25/2021	100,000	2,060
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021	188,000	3,038
Receive	LCH	3-month USD-LIBOR	1.31	2/2/2021	112,000	1,813
Receive	LCH	3-month USD-LIBOR	1.195	2/5/2021	580,000	6,363
Receive	LCH	3-month USD-LIBOR	1.2165	2/5/2021	192,000	2,294
Receive	LCH	3-month USD-LIBOR	1.0955	2/26/2021	20,000	125
Receive	LCH	6-month EURIBOR	(0.0008)	3/9/2021	€100,000	(660)
Receive	LCH	3-month USD-LIBOR	1.3305	3/14/2021	$125,000	2,141
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(1,224)
Pay	LCH	3-month USD-LIBOR	1.305	4/25/2021	293,000	(4,647)
Pay	LCH	3-month USD-LIBOR	1.28	5/4/2021	102,000	(1,493)
Pay	LCH	3-month USD-LIBOR	1.219	5/5/2021	102,000	(1,197)
Receive	LCH	3-month USD-LIBOR	1.3525	5/26/2021	147,000	2,652
Receive	LCH	3-month USD-LIBOR	1.3575	6/3/2021	75,000	1,366
Receive	LCH	3-month USD-LIBOR	1.1975	6/10/2021	25,000	261
Receive	LCH	3-month USD-LIBOR	1.126	6/17/2021	40,000	276
Pay	LCH	3-month USD-LIBOR	1.0695	6/17/2021	160,000	(662)
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	74,000	(366)
Pay	LCH	3-month USD-LIBOR	1.15	6/22/2021	89,000	(717)
Receive	LCH	6-month GBP-LIBOR	1.071	6/23/2021	£80,000	2,419
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	$50,000	(3,003)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	20,080
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	392,000	9,651
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	3,885
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	410,000	1,185
Receive	LCH	3-month USD-LIBOR	1.4935	5/4/2023	30,000	693
Pay	LCH	3-month USD-LIBOR	1.3565	5/12/2023	60,000	(833)
Receive	LCH	3-month USD-LIBOR	1.4885	5/31/2023	142,000	3,198
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	146,000	1,759
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(3,855)
Pay	LCH	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,917)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(5,078)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(1,003)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(5,254)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(6,095)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(873)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(3,719)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	(2,348)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	3,000	(154)
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(3,594)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(3,092)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	$150,000	(12,274)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	1,000	(71)
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(735)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(2,961)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	(6,549)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	(7,691)
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	(736)
Pay	LCH	3-month USD-LIBOR	2.0805	1/8/2026	64,000	(4,312)
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	(2,362)
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	(6,213)
The Bond Fund of America — Page 39 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.96625%	1/15/2026	$125,000	$7,114
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(2,018)
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	$150,000	(7,422)
Pay	LCH	3-month USD-LIBOR	1.8165	2/2/2026	60,000	(2,583)
Pay	LCH	3-month USD-LIBOR	1.742	2/5/2026	200,000	(7,232)
Pay	LCH	3-month USD-LIBOR	1.71	2/5/2026	602,000	(19,992)
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(2,138)
Pay	LCH	6-month JPY-LIBOR	0.16625	2/15/2026	8,650,000	(1,674)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	8,240,000	(1,867)
Pay	LCH	6-month EURIBOR	0.5417	2/26/2026	€40,000	(890)
Receive	LCH	3-month USD-LIBOR	1.593	4/7/2026	$40,000	874
Pay	LCH	6-month EURIBOR	0.542	4/22/2026	€42,000	(887)
Receive	LCH	6-month JPY-LIBOR	0.1223	5/11/2026	¥2,000,000	300
Receive	LCH	6-month JPY-LIBOR	0.1173	5/13/2026	1,000,000	145
Receive	LCH	6-month JPY-LIBOR	0.10855	5/16/2026	2,000,000	273
Pay	LCH	3-month USD-LIBOR	1.712	5/26/2026	$77,000	(2,513)
Receive	LCH	6-month JPY-LIBOR	0.0188	6/16/2026	¥1,000,000	48
Receive	LCH	3-month USD-LIBOR	1.444	6/17/2026	$100,000	683
Receive	LCH	6-month JPY-LIBOR	(0.00395)	6/17/2026	¥2,000,000	60
Pay	LCH	3-month USD-LIBOR	1.58	6/23/2026	$48,000	(950)
Pay	LCH	6-month GBP-LIBOR	1.4452	6/23/2026	£42,000	(2,475)
Pay	LCH	3-month USD-LIBOR	1.587	6/24/2026	$84,000	(1,719)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	78,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	88,000	(8,706)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	175,000	(17,850)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	23,000	6,442
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	693
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	5,880
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(24,767)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(7,762)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(8,269)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(855)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(6,837)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	(2,295)
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	(370)
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	(975)
Pay	LCH	3-month USD-LIBOR	2.38452	4/27/2045	13,500	(1,782)
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	9,500	(1,276)
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	(1,588)
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(9,533)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(7,152)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(10,675)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(8,347)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(10,506)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(6,148)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(12,216)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	(8,016)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	(11,866)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	(10,118)
Pay	LCH	3-month USD-LIBOR	2.502	10/30/2045	25,000	(4,045)
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	(21,920)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(2,352)
The Bond Fund of America — Page 40 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.6485%	11/16/2045	$13,050	$(2,573)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(2,990)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	(780)
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	(4,991)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	(9,613)
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	(519)
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	(8,168)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	(1,572)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	(12,344)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	(6,835)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	25,000	(3,406)
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	(7,320)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	(6,692)
Pay	LCH	3-month USD-LIBOR	2.284	2/2/2046	40,000	(4,356)
Receive	LCH	3-month USD-LIBOR	2.186	2/5/2046	125,000	10,624
Receive	LCH	3-month USD-LIBOR	2.217	2/5/2046	40,000	3,702
Pay	LCH	3-month USD-LIBOR	2.0895	3/2/2046	11,000	(676)
Pay	LCH	3-month USD-LIBOR	2.164	3/14/2046	25,000	(1,995)
Pay	LCH	6-month JPY-LIBOR	0.5652	4/5/2046	¥1,000,000	(1,044)
Receive	LCH	6-month EURIBOR	1.0678	4/22/2046	€16,000	1,278
Pay	LCH	6-month EURIBOR	1.1452	4/25/2046	5,000	(519)
Pay	LCH	3-month USD-LIBOR	2.158	6/3/2046	$10,000	(784)
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	(149)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	8,000	(298)
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	15,500	(294)
						$(289,856)
The Bond Fund of America — Page 41 of 43

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $377,221,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 6/30/2016 (000)
CDX.NA.HY.25	ICE	5.00%	12/20/2020	$247,500	$(10,321)	$(4,790)	$(5,531)
CDX.NA.HY.26	ICE	5.00	6/20/2021	315,600	(10,194)	(6,462)	(3,732)
							$(9,263)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $7,866,204,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
30 Day Federal Funds Futures	CME	Long	4,700	July 2016	$1,949,749	$1,348
30 Day Federal Funds Futures	CME	Short	12,600	August 2016	5,222,450	(8,281)
10 Year U.S. Treasury Note Futures	CME	Short	1,736	September 2016	229,423	(1,438)
20 Year U.S. Treasury Bond Futures	CME	Short	1,086	September 2016	179,400	(7,765)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	267	September 2016	46,992	2,770
5 Year U.S. Treasury Note Futures	CME	Long	26,988	October 2016	3,249,697	47,267
2 Year U.S. Treasury Note Futures	CME	Long	7,991	October 2016	1,744,191	8,460
30 Day Federal Funds Futures	CME	Short	3,450	October 2016	1,430,997	(1,515)
						$40,846
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $386,298,000, which represented 1.24% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,948,122,000, which represented 12.63% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,817,000, which represented .10% of the net assets of the fund.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $158,364,000, which represented .51% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.
[13]	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$9,867	$5,718.02%
CEVA Group PLC	3/10/2010-5/2/2013	27,452	4,871.02
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010-1/23/2012	3,703	1,030.00
Total private placement securities		$ 41,022	$ 11,619.04%

The Bond Fund of America — Page 42 of 43

unaudited
Key to abbreviations and symbols
A$ = Australian dollars	€ = Euros	LIBOR = London Interbank Offered Rate
Agcy. = Agency	EURIBOR = Euro Interbank Offered Rate	LOC = Letter of Credit
AMT = Alternative Minimum Tax	Fac. = Facility	MXN = Mexican pesos
ARS = Argentine pesos	Facs. = Facilities	NKr = Norwegian kroner
Auth. = Authority	Fin. = Finance	NZ$ = New Zealand dollars
BRL = Brazilian reais	Fncg. = Financing	PLN = Polish zloty
CLP = Chilean pesos	GBP/£ = British pounds	Ref. = Refunding
CME = CME Group	ICE = Intercontinental Exchange, Inc.	Rev. = Revenue
Dept. = Department	INR = Indian rupees	S$ = Singapore dollars
Dev. = Development	JPY/¥ = Japanese yen	TBA = To-be-announced
DKr = Danish kroner	KRW = South Korean won	TRY = Turkish lira
Econ. = Economic	LCH = LCH.Clearnet
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0816O-S54143	The Bond Fund of America — Page 43 of 43

Summary investment portfolio June 30, 2016	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	40.90%
AAA/Aaa	21.98
AA/Aa	3.78
A/A	14.66
BBB/Baa	12.78
Below investment grade	2.37
Unrated	.39
Other	.10
Short-term securities & other assets less liabilities	3.04
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 96.89%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 39.99%
U.S. Treasury 32.45%
U.S. Treasury 0.75% 2018	$245,000	$245,747
U.S. Treasury 1.625% 2019[1]	528,425	542,809
U.S. Treasury 1.625% 2019	313,500	322,287
U.S. Treasury 1.625% 2019	243,150	249,807
U.S. Treasury 1.25% 2020	296,675	301,214
U.S. Treasury 1.25% 2020	202,825	205,865
U.S. Treasury 1.375% 2020[1]	377,369	384,267
U.S. Treasury 1.625% 2020	476,500	490,166
U.S. Treasury 1.75% 2020	206,610	213,777
U.S. Treasury 1.75% 2020	142,270	147,100

4	The Bond Fund of America

	Principal amount	Value
	(000)	(000)
U.S. Treasury 2.00% 2020	$137,810	$144,039
U.S. Treasury 1.125% 2021	445,550	448,771
U.S. Treasury 1.125% 2021	234,635	235,954
U.S. Treasury 1.375% 2021	450,900	458,985
U.S. Treasury 1.375% 2021	368,715	375,182
U.S. Treasury 1.375% 2021	202,343	206,042
U.S. Treasury 2.125% 2021	205,000	216,203
U.S. Treasury 2.25% 2021	309,300	327,410
U.S. Treasury 1.75% 2022	247,505	255,433
U.S. Treasury 2.00% 2025	148,200	154,974
U.S. Treasury 2.125% 2025	165,750	175,120
U.S. Treasury 1.625% 2026	217,603	220,138
U.S. Treasury 1.625% 2026	193,790	196,288
U.S. Treasury 2.875% 2043	118,300	133,199
U.S. Treasury 2.875% 2045	186,250	209,313
U.S. Treasury 3.00% 2045	292,478	336,800
U.S. Treasury 2.50% 2046	918,043	957,400
U.S. Treasury 2.50% 2046	261,807	273,251
U.S. Treasury 0.88%–8.00% 2016–2045[1]	1,593,699	1,717,552
		10,145,093

U.S. Treasury inflation-protected securities 7.54%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	241,530	249,004
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	471,173	496,761
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	267,219	268,681
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	132,448	153,550
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	359,465	389,014
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2016–2045[2]	782,401	800,260
		2,357,270

Total U.S. Treasury bonds & notes		12,502,363

Corporate bonds & notes 27.46%
Financials 7.54%
Other securities		2,358,969

Health care 4.77%
Other securities		1,492,937

Energy 4.40%
Other securities		1,374,780

Consumer discretionary 3.37%
Other securities		1,052,897

Utilities 2.62%
Other securities		817,900

Consumer staples 2.06%
Other securities		643,039

Telecommunication services 0.87%
Other securities		272,309

Industrials 0.74%
Other securities		232,790

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Information technology 0.63%
Other securities		$196,945

Materials 0.46%
Other securities		144,938

Total corporate bonds & notes		8,587,504

Mortgage-backed obligations 20.16%

Federal agency mortgage-backed obligations 16.93%
Fannie Mae 2.50% 2031[3,4]	$374,775	387,189
Fannie Mae 3.00% 2031[3,4]	180,000	188,546
Fannie Mae 3.00% 2046[3,4]	136,940	142,118
Fannie Mae 4.00% 2046[3,4]	128,200	137,317
Fannie Mae 4.50% 2046[3,4]	200,000	218,207
Fannie Mae 4.50% 2046[3,4]	175,300	191,368
Fannie Mae 0%–11.00% 2017–2047[3,4,5,6]	1,333,170	1,436,900
Freddie Mac 3.50% 2046[3]	127,976	135,043
Freddie Mac 4.00% 2046[3,4]	220,000	235,264
Freddie Mac 0%–7.50% 2019–2047[3,4]	909,500	974,598
Government National Mortgage Assn. 4.50% 2045[3]	150,115	161,213
Government National Mortgage Assn. 4.00% 2046[3,4]	422,110	451,229
Government National Mortgage Assn. 1.33%–10.00% 2021–2065[3,5]	587,117	630,674
Other securities		3,185
		5,292,851

Other mortgage-backed securities 0.83%
Freddie Mac 1.00%–3.53% 2020–2026[3,5]	101,269	107,203
Other securities		154,354
		261,557
Other 2.40%
Other securities		750,072

Total mortgage-backed obligations		6,304,480

Bonds & notes of governments & government agencies outside the U.S. 3.73%
Japanese Government 0.10% 2024[2]	¥11,603,775	119,202
Japanese Government, Series 20, 0.10% 2025[2]	23,429,500	242,315
Other securities		804,437
		1,165,954

Federal agency bonds & notes 0.91%
Fannie Mae 2.13%–7.13% 2024–2030	$41,230	45,651
Federal Home Loan Bank 2.75%–5.50% 2018–2036	45,285	49,701
Freddie Mac 1.25% 2019	26,500	26,814
Other securities		161,957
		284,123

Other bonds & notes 4.64%
Other securities		1,451,580

Total bonds, notes & other debt instruments (cost: $29,184,807,000)		30,296,004

6	The Bond Fund of America

Convertible stocks 0.02%	Shares	Value (000)
Industrials 0.02%
Other securities		$6,748

Total convertible stocks (cost: $13,571,000)		6,748

Preferred securities 0.02%
Financials 0.02%
Other securities		4,068

Total preferred securities (cost: $5,820,000)		4,068

Common stocks 0.03%
Other 0.02%
Other securities		8,374

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,762

Total common stocks (cost: $58,120,000)		10,136

Rights & warrants 0.00%
Energy 0.00%
Other securities		—

Total rights & warrants (cost: $672,000)		—

Short-term securities 9.82%	Principal amount (000)
Apple Inc. 0.43%–0.45% due 7/11/2016–10/11/2016[7]	$276,500	276,363
Coca-Cola Co. 0.49%–0.77% due 7/19/2016–1/10/2017[7]	150,000	149,700
Fannie Mae 0.40% due 7/18/2016	150,000	149,982
Federal Farm Credit Banks 0.52%–0.63% due 7/8/2016–4/27/2017	135,000	134,843
Federal Home Loan Bank 0.25%–0.60% due 7/7/2016–4/19/2017	1,525,400	1,524,454
Freddie Mac 0.38%–0.39% due 7/7/2016–8/16/2016	119,000	118,981
U.S. Treasury Bills 0.36%–0.51% due 8/25/2016–12/8/2016	284,000	283,830
Other securities		431,839

Total short-term securities (cost: $3,069,566,000)		3,069,992
Total investment securities 106.78% (cost: $32,332,556,000)		33,386,948
Other assets less liabilities (6.78)%		(2,120,113)

Net assets 100.00%		$31,266,835

The Bond Fund of America	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,817,000, which represented .10% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $11,619,000, an aggregate cost of $41,022,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

8	The Bond Fund of America

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $536,596,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$35,931	$26,700	$86
Chilean pesos	7/11/2016	Citibank	CLP18,258,795	$26,700	858
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP778,138	$1,173	(1)
Chilean pesos	8/1/2016	UBS AG	CLP10,564,231	$15,924	(11)
Chilean pesos	8/5/2016	UBS AG	CLP6,242,049	$9,403	(4)
Euros	7/15/2016	Barclays Bank PLC	€9,605	$10,746	(81)
Mexican pesos	7/20/2016	Bank of New York Mellon	MXN74,681	$3,929	148
Mexican pesos	7/25/2016	Bank of America, N.A.	MXN583,125	$30,861	957
Mexican pesos	8/5/2016	JPMorgan Chase	MXN88,300	$4,836	(23)
					$1,929
Sales:
Argentine pesos	9/12/2016	Citibank	$4,337	ARS64,225	232
Australian dollars	7/18/2016	Bank of America, N.A.	$4,338	A$5,900	(59)
Brazilian reais	7/7/2016	Citibank	$79,140	BRL282,000	(8,463)
Brazilian reais	7/11/2016	Bank of America, N.A.	$15,462	BRL53,050	(997)
British pounds	7/7/2016	Bank of America, N.A.	$5,649	£3,900	457
British pounds	7/13/2016	Bank of New York Mellon	$535	£370	43
British pounds	7/20/2016	UBS AG	$4,218	£2,965	270
Danish kroner	7/22/2016	Bank of America, N.A.	$26,656	DKr175,075	512
Euros	7/12/2016	Bank of America, N.A.	$2,509	€2,200	67
Euros	7/18/2016	HSBC Bank	$23,020	€20,500	255
Euros	7/18/2016	Bank of America, N.A.	$20,768	€18,500	224
Indian rupees	7/11/2016	JPMorgan Chase	$17,622	INR1,177,300	213
Indian rupees	7/18/2016	UBS AG	$14,066	INR948,500	59
Indian rupees	7/18/2016	JPMorgan Chase	$907	INR61,400	— [8]
Japanese yen	7/8/2016	Citibank	$23,783	¥2,640,000	(1,789)
Japanese yen	7/20/2016	JPMorgan Chase	$51,702	¥5,736,000	(3,879)
Japanese yen	8/12/2016	UBS AG	$14,240	¥1,550,000	(791)
Japanese yen	8/19/2016	Bank of America, N.A.	$68,587	¥7,600,000	(5,129)
Japanese yen	8/23/2016	Citibank	$77,766	¥8,620,000	(5,853)
Japanese yen	9/16/2016	Barclays Bank PLC	$81,277	¥9,000,000	(6,116)
Mexican pesos	7/19/2016	HSBC Bank	$2,962	MXN53,950	16
Mexican pesos	7/22/2016	Citibank	$748	MXN14,000	(17)
New Zealand dollars	7/22/2016	UBS AG	$17,739	NZ$25,000	(90)
Norwegian kroner	7/29/2016	Citibank	$14,892	NKr123,450	141
Polish zloty	8/8/2016	Barclays Bank PLC	€7,821	PLN35,000	(170)
Singapore dollars	8/8/2016	JPMorgan Chase	$14,531	S$19,600	(13)
South Korean won	7/11/2016	UBS AG	$14,374	KRW16,600,000	(36)
Turkish lira	7/21/2016	JPMorgan Chase	$137	TRY405	(3)
Turkish lira	8/8/2016	UBS AG	$3,433	TRY10,125	(53)
					$(30,969)
Forward currency contracts — net					$(29,040)

The Bond Fund of America	9

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $18,500,755,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.896%	12/31/2016	$300,000	$(372)
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(567)
Pay	LCH	3-month USD-LIBOR	0.98	4/28/2018	550,000	(2,558)
Pay	LCH	3-month USD-LIBOR	0.947	6/8/2018	65,000	(266)
Pay	LCH	3-month USD-LIBOR	0.9025	6/13/2018	86,000	(279)
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	(1,106)
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	2,719
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	1,624
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	1,274
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	3,407
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	3,904
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	813
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	7,482
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	2,843
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	4,025
Receive	LCH	3-month USD-LIBOR	1.598	9/3/2020	170,000	4,775
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	2,809
Receive	LCH	3-month USD-LIBOR	1.3705	1/25/2021	280,000	5,309
Receive	LCH	3-month USD-LIBOR	1.371	1/25/2021	270,000	5,125
Receive	LCH	3-month USD-LIBOR	1.5145	1/25/2021	100,000	2,060
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021	188,000	3,038
Receive	LCH	3-month USD-LIBOR	1.31	2/2/2021	112,000	1,813
Receive	LCH	3-month USD-LIBOR	1.195	2/5/2021	580,000	6,363
Receive	LCH	3-month USD-LIBOR	1.2165	2/5/2021	192,000	2,294
Receive	LCH	3-month USD-LIBOR	1.0955	2/26/2021	20,000	125
Receive	LCH	6-month EURIBOR	(0.0008)	3/9/2021	€100,000	(660)
Receive	LCH	3-month USD-LIBOR	1.3305	3/14/2021	$125,000	2,141
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(1,224)
Pay	LCH	3-month USD-LIBOR	1.305	4/25/2021	293,000	(4,647)
Pay	LCH	3-month USD-LIBOR	1.28	5/4/2021	102,000	(1,493)
Pay	LCH	3-month USD-LIBOR	1.219	5/5/2021	102,000	(1,197)
Receive	LCH	3-month USD-LIBOR	1.3525	5/26/2021	147,000	2,652
Receive	LCH	3-month USD-LIBOR	1.3575	6/3/2021	75,000	1,366
Receive	LCH	3-month USD-LIBOR	1.1975	6/10/2021	25,000	261
Receive	LCH	3-month USD-LIBOR	1.126	6/17/2021	40,000	276
Pay	LCH	3-month USD-LIBOR	1.0695	6/17/2021	160,000	(662)
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	74,000	(366)
Pay	LCH	3-month USD-LIBOR	1.15	6/22/2021	89,000	(717)
Receive	LCH	6-month GBP-LIBOR	1.071	6/23/2021	£80,000	2,419
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	$50,000	(3,003)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	20,080
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	392,000	9,651
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	3,885
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	410,000	1,185
Receive	LCH	3-month USD-LIBOR	1.4935	5/4/2023	30,000	693
Pay	LCH	3-month USD-LIBOR	1.3565	5/12/2023	60,000	(833)
Receive	LCH	3-month USD-LIBOR	1.4885	5/31/2023	142,000	3,198
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	146,000	1,759
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(3,855)

10	The Bond Fund of America

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.942%	1/24/2024	$15,000	$(1,917)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(5,078)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(1,003)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(5,254)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(6,095)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(873)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(3,719)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	(2,348)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	3,000	(154)
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(3,594)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(3,092)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	$150,000	(12,274)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	1,000	(71)
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(735)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(2,961)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	(6,549)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	(7,691)
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	(736)
Pay	LCH	3-month USD-LIBOR	2.0805	1/8/2026	64,000	(4,312)
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	(2,362)
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	(6,213)
Receive	LCH	3-month USD-LIBOR	1.96625	1/15/2026	125,000	7,114
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(2,018)
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	$150,000	(7,422)
Pay	LCH	3-month USD-LIBOR	1.8165	2/2/2026	60,000	(2,583)
Pay	LCH	3-month USD-LIBOR	1.742	2/5/2026	200,000	(7,232)
Pay	LCH	3-month USD-LIBOR	1.71	2/5/2026	602,000	(19,992)
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(2,138)
Pay	LCH	6-month JPY-LIBOR	0.16625	2/15/2026	8,650,000	(1,674)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	8,240,000	(1,867)
Pay	LCH	6-month EURIBOR	0.5417	2/26/2026	€40,000	(890)
Receive	LCH	3-month USD-LIBOR	1.593	4/7/2026	$40,000	874
Pay	LCH	6-month EURIBOR	0.542	4/22/2026	€42,000	(887)
Receive	LCH	6-month JPY-LIBOR	0.1223	5/11/2026	¥2,000,000	300
Receive	LCH	6-month JPY-LIBOR	0.1173	5/13/2026	1,000,000	145
Receive	LCH	6-month JPY-LIBOR	0.10855	5/16/2026	2,000,000	273
Pay	LCH	3-month USD-LIBOR	1.712	5/26/2026	$77,000	(2,513)
Receive	LCH	6-month JPY-LIBOR	0.0188	6/16/2026	¥1,000,000	48
Receive	LCH	3-month USD-LIBOR	1.444	6/17/2026	$100,000	683
Receive	LCH	6-month JPY-LIBOR	(0.00395)	6/17/2026	¥2,000,000	60
Pay	LCH	3-month USD-LIBOR	1.58	6/23/2026	$48,000	(950)
Pay	LCH	6-month GBP-LIBOR	1.4452	6/23/2026	£42,000	(2,475)
Pay	LCH	3-month USD-LIBOR	1.587	6/24/2026	$84,000	(1,719)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	78,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	88,000	(8,706)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	175,000	(17,850)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	23,000	6,442
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	693
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	5,880
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(24,767)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(7,762)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(8,269)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(855)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(6,837)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	(2,295)

The Bond Fund of America	11

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.3505%	1/20/2045	$3,000	$(370)
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	(975)
Pay	LCH	3-month USD-LIBOR	2.38452	4/27/2045	13,500	(1,782)
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	9,500	(1,276)
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	(1,588)
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(9,533)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(7,152)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(10,675)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(8,347)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(10,506)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(6,148)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(12,216)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	(8,016)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	(11,866)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	(10,118)
Pay	LCH	3-month USD-LIBOR	2.502	10/30/2045	25,000	(4,045)
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	(21,920)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(2,352)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(2,573)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(2,990)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	(780)
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	(4,991)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	(9,613)
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	(519)
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	(8,168)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	(1,572)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	(12,344)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	(6,835)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	25,000	(3,406)
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	(7,320)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	(6,692)
Pay	LCH	3-month USD-LIBOR	2.284	2/2/2046	40,000	(4,356)
Receive	LCH	3-month USD-LIBOR	2.186	2/5/2046	125,000	10,624
Receive	LCH	3-month USD-LIBOR	2.217	2/5/2046	40,000	3,702
Pay	LCH	3-month USD-LIBOR	2.0895	3/2/2046	11,000	(676)
Pay	LCH	3-month USD-LIBOR	2.164	3/14/2046	25,000	(1,995)
Pay	LCH	6-month JPY-LIBOR	0.5652	4/5/2046	¥1,000,000	(1,044)
Receive	LCH	6-month EURIBOR	1.0678	4/22/2046	€16,000	1,278
Pay	LCH	6-month EURIBOR	1.1452	4/25/2046	5,000	(519)
Pay	LCH	3-month USD-LIBOR	2.158	6/3/2046	$10,000	(784)
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	(149)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	8,000	(298)
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	15,500	(294)
						$(289,856)

12	The Bond Fund of America

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $377,221,000.

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
						premiums	depreciation
Referenced		Pay	Expiration	Notional	Value	paid	at 6/30/2016
index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
CDX.NA.HY.25	ICE	5.00%	12/20/2020	$247,500	$(10,321)	$(4,790)	$(5,531)
CDX.NA.HY.26	ICE	5.00	6/20/2021	315,600	(10,194)	(6,462)	(3,732)
							$(9,263)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $7,866,204,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
30 Day Federal Funds Futures	CME	Long	4,700	July 2016	$1,949,749	$1,348
30 Day Federal Funds Futures	CME	Short	12,600	August 2016	5,222,450	(8,281)
10 Year U.S. Treasury Note Futures	CME	Short	1,736	September 2016	229,423	(1,438)
20 Year U.S. Treasury Bond Futures	CME	Short	1,086	September 2016	179,400	(7,765)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	267	September 2016	46,992	2,770
5 Year U.S. Treasury Note Futures	CME	Long	26,988	October 2016	3,249,697	47,267
2 Year U.S. Treasury Note Futures	CME	Long	7,991	October 2016	1,744,191	8,460
30 Day Federal Funds Futures	CME	Short	3,450	October 2016	1,430,997	(1,515)
						$40,846

The Bond Fund of America	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $386,298,000, which represented 1.24% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $158,364,000, which represented .51% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,948,122,000, which represented 12.63% of the net assets of the fund.
[8]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars

ARS = Argentine pesos

BRL = Brazilian reais

CLP = Chilean pesos

CME = CME Group

DKr = Danish kroner

€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ICE = Intercontinental Exchange, Inc.

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NKr = Norwegian kroner

NZ$ = New Zealand dollars

PLN = Polish zloty

S$ = Singapore dollars

TBA = To-be-announced

TRY = Turkish lira

See Notes to Financial Statements

14	The Bond Fund of America

Financial statements

Statement of assets and liabilities at June 30, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $32,332,556)		$33,386,948
Cash		13,161
Cash denominated in currencies other than U.S. dollars (cost: $9,481)		9,495
Unrealized appreciation on open forward currency contracts		4,538
Receivables for:
Sales of investments	$1,774,563
Sales of fund’s shares	70,556
Closed forward currency contracts	1,734
Variation margin	11,283
Dividends and interest	163,327	2,021,463
		35,435,605
Liabilities:
Unrealized depreciation on open forward currency contracts		33,578
Payables for:
Purchases of investments	4,073,808
Repurchases of fund’s shares	34,041
Dividends on fund’s shares	1,666
Closed forward currency contracts	1,376
Investment advisory services	5,198
Services provided by related parties	6,645
Trustees’ deferred compensation	733
Variation margin	10,580
Other	1,145	4,135,192
Net assets at June 30, 2016		$31,266,835

Net assets consist of:
Capital paid in on shares of beneficial interest		$31,756,902
Undistributed net investment income		42,787
Accumulated net realized loss		(1,299,356)
Net unrealized appreciation		766,502
Net assets at June 30, 2016		$31,266,835

See Notes to Financial Statements

The Bond Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,382,445 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$20,238,642	1,542,128	$13.12
Class B	48,400	3,688	13.12
Class C	1,404,556	107,023	13.12
Class F-1	756,556	57,647	13.12
Class F-2	1,962,503	149,537	13.12
Class 529-A	958,545	73,038	13.12
Class 529-B	4,496	343	13.12
Class 529-C	351,487	26,782	13.12
Class 529-E	50,267	3,830	13.12
Class 529-F-1	78,935	6,015	13.12
Class R-1	46,313	3,529	13.12
Class R-2	551,748	42,042	13.12
Class R-2E	5,301	404	13.12
Class R-3	697,112	53,118	13.12
Class R-4	557,518	42,481	13.12
Class R-5E	10	1	13.12
Class R-5	151,430	11,539	13.12
Class R-6	3,403,016	259,300	13.12

See Notes to Financial Statements

16	The Bond Fund of America

Statement of operations for the six months ended June 30, 2016	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $99)	$355,108
Dividends	57	$355,165
Fees and expenses*:
Investment advisory services	27,985
Distribution services	38,388
Transfer agent services	20,275
Administrative services	3,502
Reports to shareholders	1,152
Registration statement and prospectus	883
Trustees’ compensation	125
Auditing and legal	25
Custodian	128
Other	733	93,196
Net investment income		261,969

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $245)	303,377
Forward currency contracts	(39,181)
Interest rate swaps	47,255
Credit default swaps	(2,749)
Futures contracts	28,134
Currency transactions	(8,132)	328,704
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $440)	1,165,982
Forward currency contracts	(26,353)
Interest rate swaps	(294,792)
Credit default swaps	(10,672)
Futures contracts	40,846
Currency translations	(184)	874,827
Net realized gain and unrealized appreciation		1,203,531
Net increase in net assets resulting from operations		$1,465,500

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Bond Fund of America	17

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30, 2016*	December 31, 2015
Operations:
Net investment income	$261,969	$502,317
Net realized gain	328,704	241,515
Net unrealized appreciation (depreciation)	874,827	(683,564)
Net increase in net assets resulting from operations	1,465,500	60,268

Dividends paid or accrued to shareholders from net investment income	(236,342)	(547,669)

Net capital share transactions	1,776,170	780,496

Total increase in net assets	3,005,328	293,095

Net assets:
Beginning of period	28,261,507	27,968,412
End of period (including undistributed net investment income: $42,787 and $17,160, respectively)	$31,266,835	$28,261,507

*Unaudited.

See Notes to Financial Statements

18	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Bond Fund of America	19

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

20	The Bond Fund of America

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Bond Fund of America	21

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in

22	The Bond Fund of America

fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,502,363	$—	$12,502,363
Corporate bonds & notes	—	8,574,399	13,105	8,587,504
Mortgage-backed obligations	—	6,304,480	—	6,304,480
Bonds & notes of governments & government agencies outside the U.S.	—	1,165,954	—	1,165,954
Federal agency bonds & notes	—	284,123	—	284,123
Other	—	1,390,400	61,180	1,451,580
Convertible stocks	—	6,748	—	6,748
Preferred securities	—	4,068	—	4,068
Common stocks	2,641	4,871	2,624	10,136
Short-term securities	—	3,069,992	—	3,069,992
Total	$2,641	$33,307,398	$76,909	$33,386,948

The Bond Fund of America	23

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,538	$—	$4,538
Unrealized appreciation on interest rate swaps	—	149,484	—	149,484
Unrealized appreciation on futures contracts	59,845	—	—	59,845
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(33,578)	—	(33,578)
Unrealized depreciation on interest rate swaps	—	(439,340)	—	(439,340)
Unrealized depreciation on credit default swaps	—	(9,263)	—	(9,263)
Unrealized depreciation on futures contracts	(18,999)	—	—	(18,999)
Total	$40,846	$(328,159)	$—	$(287,313)

*	Forward currency contracts, interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in

24	The Bond Fund of America

lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact

The Bond Fund of America	25

revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The counterparty to a fund derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

26	The Bond Fund of America

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure as of June 30, 2016 was $259,000. Should such commitments become due in full, these amounts would represent less than .01% of the net assets of the fund as of June 30, 2016.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

The Bond Fund of America	27

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting

28	The Bond Fund of America

of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The

The Bond Fund of America	29

fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps, credit default swaps and futures contracts as of, or for the six months ended, June 30, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,538	Unrealized depreciation on open forward currency contracts	$33,578
Forward currency	Currency	Receivables for closed forward currency contracts	1,734	Payables for closed forward currency contracts	1,376
Interest rate swaps	Interest	Net unrealized appreciation*	149,484	Net unrealized depreciation*	439,340
Credit default swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	9,263
Futures contracts	Interest	Net unrealized appreciation*	59,845	Net unrealized depreciation*	18,999
			$215,601		$502,556

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(39,181)	Net unrealized depreciation on forward currency contracts	$(26,353)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	47,255	Net unrealized depreciation on interest rate swaps	(294,792)
Credit default swaps	Credit	Net realized loss on credit default swaps	(2,749)	Net unrealized depreciation on credit default swaps	(10,672)
Futures contracts	Interest	Net realized gain on futures contracts	28,134	Net unrealized appreciation on futures contracts	40,846
			$33,459		$(290,971)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

30	The Bond Fund of America

Collateral — The fund participates in a collateral program due to its use of forward currency contracts, interest rate swaps, credit default swaps, futures contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2016, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,343	$(2,343)	$—	$—	$—
Bank of New York Mellon	191	—	—	—	191
Barclays Bank PLC	1,335	(1,335)	—	—	—
Citibank	1,532	(1,532)	—	—	—
HSBC Bank	271	—	(271)	—	—
JPMorgan Chase	271	(271)	—	—	—
UBS AG	329	(329)	—	—	—
Total	$6,272	$(5,810)	$(271)	$—	$191

The Bond Fund of America	31

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$6,184	$(2,343)	$(3,841)	$—	$—
Barclays Bank PLC	6,651	(1,335)	(5,316)	—	—
Citibank	16,601	(1,532)	(12,764)	—	2,305
JPMorgan Chase	4,532	(271)	(4,261)	—	—
UBS AG	986	(329)	(57)	—	600
Total	$34,954	$(5,810)	$(26,239)	$—	$2,905

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2015.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital

32	The Bond Fund of America

losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$21,535
Capital loss carryforward expiring 2017*	(1,578,597)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,206,779
Gross unrealized depreciation on investment securities	(178,514)
Net unrealized appreciation on investment securities	1,028,265
Cost of investment securities	32,358,683

The Bond Fund of America	33

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2016		Year ended December 31, 2015
Class A	$156,409		$369,608
Class B	284		1,428
Class C	5,697		16,772
Class F-1	5,699		13,147
Class F-2	15,734		31,899
Class 529-A	7,042		17,368
Class 529-B	22		115
Class 529-C	1,309		3,951
Class 529-E	320		824
Class 529-F-1	656		1,475
Class R-1	205		631
Class R-2	2,485		7,139
Class R-2E	25		6
Class R-3	4,500		11,673
Class R-4	4,362		10,136
Class R-5E*	—	†	—	†
Class R-5	2,088		4,690
Class R-6	29,505		56,807
Total	$236,342		$547,669

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2016, the investment advisory services fee was $27,985,000, which was equivalent to an annualized rate of 0.190% of average daily net assets.

34	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

The Bond Fund of America	35

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$22,891	$15,023		$961		Not applicable
Class B	319	57		Not applicable		Not applicable
Class C	6,832	1,075		343		Not applicable
Class F-1	872	516		179		Not applicable
Class F-2	Not applicable	923		422		Not applicable
Class 529-A	1,048	604		229		$406
Class 529-B	28	5		1		3
Class 529-C	1,672	236		85		150
Class 529-E	120	18		12		21
Class 529-F-1	—	49		19		33
Class R-1	232	25		12		Not applicable
Class R-2	2,024	910		136		Not applicable
Class R-2E	12	3		1		Not applicable
Class R-3	1,677	524		169		Not applicable
Class R-4	661	254		133		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	49		54		Not applicable
Class R-6	Not applicable	4		746		Not applicable
Total class-specific expenses	$38,388	$20,275		$3,502		$613

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

36	The Bond Fund of America

and vary according to the total returns of the selected funds. Trustees’ compensation of $125,000 in the fund’s statement of operations reflects $113,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2016

Class A	$2,037,420	158,700	$152,322	11,826	$(1,331,976)	(103,815)	$857,766	66,711
Class B	1,615	126	279	22	(39,129)	(3,050)	(37,235)	(2,902)
Class C	169,031	13,175	5,565	432	(187,790)	(14,636)	(13,194)	(1,029)
Class F-1	139,032	10,842	5,537	430	(91,283)	(7,104)	53,286	4,168
Class F-2	572,754	44,532	15,315	1,188	(217,803)	(16,981)	370,266	28,739
Class 529-A	77,693	6,053	7,020	545	(62,183)	(4,853)	22,530	1,745
Class 529-B	281	22	21	2	(3,320)	(259)	(3,018)	(235)
Class 529-C	31,000	2,414	1,303	101	(31,689)	(2,474)	614	41
Class 529-E	3,837	299	319	25	(3,647)	(285)	509	39
Class 529-F-1	10,215	796	653	51	(6,605)	(515)	4,263	332
Class R-1	5,620	438	203	16	(8,247)	(642)	(2,424)	(188)
Class R-2	76,496	5,968	2,458	191	(94,673)	(7,377)	(15,719)	(1,218)
Class R-2E	4,250	333	25	2	(538)	(42)	3,737	293
Class R-3	108,830	8,489	4,475	347	(106,163)	(8,275)	7,142	561
Class R-4	78,732	6,144	4,350	338	(59,835)	(4,664)	23,247	1,818
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	36,380	2,839	1,960	152	(101,331)	(7,791)	(62,991)	(4,800)
Class R-6	576,941	44,854	29,516	2,290	(39,066)	(3,046)	567,391	44,098
Total net increase (decrease)	$3,930,127	306,024	$231,321	17,958	$(2,385,278)	(185,809)	$1,776,170	138,173

See page 38 for footnote.

The Bond Fund of America	37

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class A	$2,835,690	221,702	$358,397	28,022		$(2,985,792)	(233,593)	$208,295	16,131
Class B	3,718	290	1,390	109		(86,526)	(6,766)	(81,418)	(6,367)
Class C	247,243	19,325	16,131	1,262		(380,924)	(29,798)	(117,550)	(9,211)
Class F-1	209,390	16,372	12,686	992		(190,480)	(14,882)	31,596	2,482
Class F-2	597,049	46,646	31,107	2,433		(383,033)	(29,979)	245,123	19,100
Class 529-A	119,755	9,362	17,305	1,353		(162,892)	(12,759)	(25,832)	(2,044)
Class 529-B	747	58	113	9		(8,326)	(651)	(7,466)	(584)
Class 529-C	50,233	3,926	3,931	307		(82,732)	(6,479)	(28,568)	(2,246)
Class 529-E	6,410	501	821	64		(9,257)	(725)	(2,026)	(160)
Class 529-F-1	19,884	1,557	1,468	115		(14,851)	(1,164)	6,501	508
Class R-1	11,206	876	626	49		(19,650)	(1,539)	(7,818)	(614)
Class R-2	133,437	10,427	7,064	552		(192,583)	(15,067)	(52,082)	(4,088)
Class R-2E	1,391	110	5	—	[2]	(154)	(12)	1,242	98
Class R-3	170,152	13,295	11,578	905		(238,779)	(18,681)	(57,049)	(4,481)
Class R-4	169,535	13,224	10,103	790		(138,127)	(10,796)	41,511	3,218
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	67,235	5,245	4,715	368		(70,460)	(5,468)	1,490	145
Class R-6	864,399	67,542	56,704	4,436		(296,566)	(23,197)	624,537	48,781
Total net increase (decrease)	$5,507,484	430,459	$534,144	41,766		$(5,261,132)	(411,556)	$780,496	60,669

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

38	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $39,150,130,000 and $38,704,995,000, respectively, during the six months ended June 30, 2016.

The Bond Fund of America	39

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2016[3,4]	$12.59	$.11	$.52	$.63
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Class B:
Six months ended 6/30/2016[3,4]	12.59	.07	.52	.59
Year ended 12/31/2015	12.81	.13	(.19)	(.06)
Year ended 12/31/2014	12.40	.18	.41	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.21	.43	.64
Year ended 12/31/2011	12.19	.31	.38	.69
Class C:
Six months ended 6/30/2016[3,4]	12.59	.07	.51	.58
Year ended 12/31/2015	12.81	.13	(.20)	(.07)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Class F-1:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Class F-2:
Six months ended 6/30/2016[3,4]	12.59	.14	.51	.65
Year ended 12/31/2015	12.81	.26	(.20)	.06
Year ended 12/31/2014	12.40	.29	.43	.72
Year ended 12/31/2013	12.95	.29	(.52)	(.23)
Year ended 12/31/2012	12.55	.33	.43	.76
Year ended 12/31/2011	12.19	.43	.38	.81
Class 529-A:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63
Year ended 12/31/2015	12.81	.22	(.20)	.02
Year ended 12/31/2014	12.40	.26	.41	.67
Year ended 12/31/2013	12.95	.25	(.52)	(.27)
Year ended 12/31/2012	12.55	.29	.43	.72
Year ended 12/31/2011	12.19	.39	.38	.77

40	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.10)	$13.12	5.05%[5]	$20,239	.61%[6]		1.73%[6]
(.25)	12.59	.23	18,580	.60		1.81
(.27)	12.81	5.53	18,691	.62		2.11
(.29)	12.40	(1.99)	18,895	.61		2.10
(.33)	12.95	5.90	24,142	.60		2.33
(.42)	12.55	6.51	23,654	.60		3.23
(.06)	13.12	4.66 [5]	48	1.38	[6]	1.08	[6]
(.16)	12.59	(.51)	83	1.34		1.05
(.18)	12.81	4.75	166	1.36		1.40
(.20)	12.40	(2.72)	257	1.36		1.33
(.24)	12.95	5.10	441	1.35		1.60
(.33)	12.55	5.70	612	1.36		2.49
(.05)	13.12	4.64 [5]	1,405	1.41	[6]	1.12	[6]
(.15)	12.59	(.56)	1,361	1.40		1.01
(.17)	12.81	4.71	1,502	1.41		1.33
(.19)	12.40	(2.76)	1,680	1.41		1.29
(.23)	12.95	5.05	2,400	1.39		1.54
(.32)	12.55	5.66	2,520	1.40		2.43
(.10)	13.12	5.04 [5]	757	.64	[6]	1.90	[6]
(.25)	12.59	.21	673	.63		1.78
(.27)	12.81	5.53	653	.62		2.15
(.29)	12.40	(2.03)	961	.64		2.06
(.33)	12.95	5.88	1,452	.61		2.32
(.42)	12.55	6.48	1,520	.63		3.21
(.12)	13.12	5.18 [5]	1,963	.37	[6]	2.19	[6]
(.28)	12.59	.47	1,521	.37		2.05
(.31)	12.81	5.82	1,303	.35		2.27
(.32)	12.40	(1.75)	467	.37		2.36
(.36)	12.95	6.16	483	.35		2.56
(.45)	12.55	6.76	319	.36		3.48
(.10)	13.12	5.00 [5]	959	.70	[6]	1.83	[6]
(.24)	12.59	.13	898	.70		1.71
(.26)	12.81	5.44	939	.71		2.02
(.28)	12.40	(2.08)	947	.70		2.01
(.32)	12.95	5.80	1,101	.68		2.24
(.41)	12.55	6.42	981	.68		3.13

See page 46 for footnotes.

The Bond Fund of America	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2016[3,4]	$12.59	$.06	$.52	$.58
Year ended 12/31/2015	12.81	.12	(.20)	(.08)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.15	(.52)	(.37)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Class 529-C:
Six months ended 6/30/2016[3,4]	12.59	.07	.51	.58
Year ended 12/31/2015	12.81	.12	(.20)	(.08)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Class 529-E:
Six months ended 6/30/2016[3,4]	12.59	.10	.51	.61
Year ended 12/31/2015	12.81	.19	(.20)	(.01)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Class 529-F-1:
Six months ended 6/30/2016[3,4]	12.59	.13	.51	.64
Year ended 12/31/2015	12.81	.25	(.20)	.05
Year ended 12/31/2014	12.40	.28	.42	.70
Year ended 12/31/2013	12.95	.28	(.52)	(.24)
Year ended 12/31/2012	12.55	.32	.43	.75
Year ended 12/31/2011	12.19	.42	.38	.80
Class R-1:
Six months ended 6/30/2016[3,4]	12.59	.07	.52	.59
Year ended 12/31/2015	12.81	.13	(.20)	(.07)
Year ended 12/31/2014	12.40	.17	.42	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Class R-2:
Six months ended 6/30/2016[3,4]	12.59	.08	.51	.59
Year ended 12/31/2015	12.81	.14	(.20)	(.06)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68

42	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.05)	$13.12	4.59%[5]	$4	1.50%[6]		.96%[6]
(.14)	12.59	(.64)	7	1.47		.92
(.16)	12.81	4.62	15	1.49		1.27
(.18)	12.40	(2.84)	23	1.49		1.21
(.22)	12.95	4.96	39	1.48		1.47
(.31)	12.55	5.58	54	1.47		2.36
(.05)	13.12	4.61 [5]	351	1.47	[6]	1.06	[6]
(.14)	12.59	(.63)	337	1.46		.95
(.16)	12.81	4.64	371	1.47		1.26
(.19)	12.40	(2.83)	388	1.48		1.24
(.22)	12.95	4.97	477	1.46		1.46
(.31)	12.55	5.59	444	1.46		2.35
(.08)	13.12	4.90 [5]	50	.92	[6]	1.62	[6]
(.21)	12.59	(.08)	48	.91		1.50
(.23)	12.81	5.21	51	.93		1.80
(.25)	12.40	(2.30)	52	.93		1.79
(.29)	12.95	5.55	61	.93		1.99
(.38)	12.55	6.14	54	.94		2.87
(.11)	13.12	5.12 [5]	79	.48	[6]	2.07	[6]
(.27)	12.59	.36	71	.47		1.94
(.29)	12.81	5.68	66	.48		2.24
(.31)	12.40	(1.86)	62	.48		2.24
(.35)	12.95	6.04	73	.46		2.45
(.44)	12.55	6.65	59	.46		3.36
(.06)	13.12	4.67 [5]	46	1.36	[6]	1.17	[6]
(.15)	12.59	(.53)	47	1.36		1.05
(.18)	12.81	4.75	55	1.36		1.37
(.20)	12.40	(2.72)	58	1.37		1.34
(.23)	12.95	5.08	81	1.36		1.57
(.32)	12.55	5.68	91	1.38		2.45
(.06)	13.12	4.68 [5]	552	1.33	[6]	1.20	[6]
(.16)	12.59	(.51)	545	1.34		1.07
(.17)	12.81	4.73	606	1.39		1.34
(.20)	12.40	(2.70)	636	1.35		1.37
(.23)	12.95	5.09	807	1.36		1.57
(.32)	12.55	5.67	806	1.39		2.43

See page 46 for footnotes.

The Bond Fund of America	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 6/30/2016[3,4]	$12.59	$.10	$.51	$.61
Year ended 12/31/2015	12.81	.18	(.19)	(.01)
Period from 8/29/2014 to 12/31/2014[4,7]	12.82	.07	.01	.08
Class R-3:
Six months ended 6/30/2016[3,4]	12.59	.10	.52	.62
Year ended 12/31/2015	12.81	.19	(.20)	(.01)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Class R-4:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Class R-5E:
Six months ended 6/30/2016[3,4]	12.59	.13	.51	.64
Period from 11/20/2015 to 12/31/2015[4,10]	12.66	.03	(.06)	(.03)
Class R-5:
Six months ended 6/30/2016[3,4]	12.59	.14	.51	.65
Year ended 12/31/2015	12.81	.27	(.20)	.07
Year ended 12/31/2014	12.40	.31	.41	.72
Year ended 12/31/2013	12.95	.30	(.52)	(.22)
Year ended 12/31/2012	12.55	.34	.43	.77
Year ended 12/31/2011	12.19	.43	.38	.81
Class R-6:
Six months ended 6/30/2016[3,4]	12.59	.15	.51	.66
Year ended 12/31/2015	12.81	.28	(.20)	.08
Year ended 12/31/2014	12.40	.31	.42	.73
Year ended 12/31/2013	12.95	.31	(.52)	(.21)
Year ended 12/31/2012	12.55	.35	.43	.78
Year ended 12/31/2011	12.19	.44	.38	.82

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes[11]	2016[3,4,5]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	198%	401%	348%	419%	264%	154%
Excluding mortgage dollar roll transactions	95%	151%	136%	Not available

See Notes to Financial Statements

44	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.08)	$13.12	4.85%[5]	$5		1.03%[6]		1.58%[6]
(.21)	12.59	(.07)	1		.96		1.41
(.09)	12.81	.63 [5,8]	—	[9]	.25	[5,8]	.52	[5,8]
(.09)	13.12	4.90 [5]	697		.91	[6]	1.63	[6]
(.21)	12.59	(.08)	662		.91		1.50
(.23)	12.81	5.21	731		.93		1.80
(.25)	12.40	(2.30)	748		.92		1.79
(.29)	12.95	5.55	955		.92		2.00
(.38)	12.55	6.15	963		.94		2.89
(.10)	13.12	5.06 [5]	558		.60	[6]	1.94	[6]
(.25)	12.59	.24	512		.59		1.82
(.27)	12.81	5.55	480		.61		2.12
(.29)	12.40	(1.99)	484		.60		2.11
(.33)	12.95	5.89	602		.60		2.33
(.42)	12.55	6.48	669		.62		3.21
(.11)	13.12	5.13 [5]	—	[9]	.47	[6]	2.04	[6]
(.04)	12.59	(.24)[5]	—	[9]	.05	[5]	.22	[5]
(.12)	13.12	5.21 [5]	151		.30	[6]	2.24	[6]
(.29)	12.59	.54	206		.30		2.11
(.31)	12.81	5.86	207		.31		2.43
(.33)	12.40	(1.70)	226		.31		2.41
(.37)	12.95	6.20	311		.31		2.63
(.45)	12.55	6.80	310		.32		3.51
(.13)	13.12	5.24 [5]	3,403		.26	[6]	2.30	[6]
(.30)	12.59	.58	2,710		.25		2.16
(.32)	12.81	5.92	2,132		.26		2.42
(.34)	12.40	(1.65)	1,128		.26		2.51
(.38)	12.95	6.26	559		.25		2.61
(.46)	12.55	6.85	237		.27		3.55

See page 46 for footnotes.

The Bond Fund of America	45

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Class R-2E shares were offered beginning August 29, 2014.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class R-5E shares were offered beginning November 20, 2015.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

46	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	47

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,050.54	$3.11	.61%
Class A - assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B - actual return	1,000.00	1,046.56	7.02	1.38
Class B - assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class C - actual return	1,000.00	1,046.39	7.17	1.41
Class C - assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class F-1 - actual return	1,000.00	1,050.37	3.26	.64
Class F-1 - assumed 5% return	1,000.00	1,021.68	3.22	.64
Class F-2 - actual return	1,000.00	1,051.82	1.89	.37
Class F-2 - assumed 5% return	1,000.00	1,023.02	1.86	.37
Class 529-A - actual return	1,000.00	1,050.05	3.57	.70
Class 529-A - assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 529-B - actual return	1,000.00	1,045.93	7.63	1.50
Class 529-B - assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class 529-C - actual return	1,000.00	1,046.08	7.48	1.47
Class 529-C - assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-E - actual return	1,000.00	1,048.96	4.69	.92
Class 529-E - assumed 5% return	1,000.00	1,020.29	4.62	.92
Class 529-F-1 - actual return	1,000.00	1,051.23	2.45	.48
Class 529-F-1 - assumed 5% return	1,000.00	1,022.48	2.41	.48
Class R-1 - actual return	1,000.00	1,046.66	6.92	1.36
Class R-1 - assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-2 - actual return	1,000.00	1,046.79	6.77	1.33
Class R-2 - assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class R-2E - actual return	1,000.00	1,048.51	5.25	1.03
Class R-2E - assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class R-3 - actual return	1,000.00	1,049.00	4.64	.91
Class R-3 - assumed 5% return	1,000.00	1,020.34	4.57	.91
Class R-4 - actual return	1,000.00	1,050.58	3.06	.60
Class R-4 - assumed 5% return	1,000.00	1,021.88	3.02	.60
Class R-5E - actual return	1,000.00	1,051.25	2.40	.47
Class R-5E - assumed 5% return	1,000.00	1,022.53	2.36	.47
Class R-5 - actual return	1,000.00	1,052.15	1.53	.30
Class R-5 - assumed 5% return	1,000.00	1,023.37	1.51	.30
Class R-6 - actual return	1,000.00	1,052.38	1.33	.26
Class R-6 - assumed 5% return	1,000.00	1,023.57	1.31	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

The Bond Fund of America®
Investment portfolio
December 31, 2015
Bonds, notes & other debt instruments 96.82% U.S. Treasury bonds & notes 37.98% U.S. Treasury 25.77%	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2016	$45,000	$47,602
U.S. Treasury 0.75% 2017[1]	48,646	48,505
U.S. Treasury 1.25% 2018	244,450	244,237
U.S. Treasury 1.25% 2018	23,725	23,697
U.S. Treasury 1.25% 2018	3,280	3,275
U.S. Treasury 1.375% 2018[1]	115,525	116,062
U.S. Treasury 1.50% 2018	92,050	92,711
U.S. Treasury 1.00% 2019	34,925	34,362
U.S. Treasury 1.50% 2019	80,900	81,233
U.S. Treasury 1.50% 2019	10,000	9,973
U.S. Treasury 1.50% 2019	500	498
U.S. Treasury 1.625% 2019	573,925	576,169
U.S. Treasury 1.625% 2019	313,500	313,647
U.S. Treasury 1.625% 2019	243,150	243,948
U.S. Treasury 3.625% 2019[1]	78,000	83,792
U.S. Treasury 1.125% 2020	115,100	112,560
U.S. Treasury 1.25% 2020	296,675	291,934
U.S. Treasury 1.25% 2020	202,825	199,766
U.S. Treasury 1.375% 2020	464,144	456,114
U.S. Treasury 1.375% 2020	84,650	83,219
U.S. Treasury 1.375% 2020	74,750	73,707
U.S. Treasury 1.375% 2020	2,300	2,274
U.S. Treasury 1.50% 2020	255,425	253,379
U.S. Treasury 1.625% 2020	476,500	474,413
U.S. Treasury 1.625% 2020	297,750	296,074
U.S. Treasury 1.75% 2020	49,380	49,367
U.S. Treasury 2.125% 2020	10,800	10,979
U.S. Treasury 2.125% 2021	205,000	206,874
U.S. Treasury 2.25% 2021	309,300	315,678
U.S. Treasury 2.25% 2021	54,775	55,817
U.S. Treasury 3.625% 2021	10,900	11,853
U.S. Treasury 8.00% 2021	500	668
U.S. Treasury 1.625% 2022	25,768	25,043
U.S. Treasury 1.625% 2022	23,828	23,219
U.S. Treasury 1.75% 2022	301,500	295,600
U.S. Treasury 1.875% 2022	76,000	75,059
U.S. Treasury 1.875% 2022	4,750	4,706
U.S. Treasury 2.125% 2022	85,340	85,803
U.S. Treasury 2.125% 2022	11,500	11,527
U.S. Treasury 1.75% 2023	41,975	40,908
U.S. Treasury 2.00% 2023	18,279	18,180
U.S. Treasury 2.25% 2024	42,265	42,253
U.S. Treasury 2.00% 2025	276,575	269,677
U.S. Treasury 2.00% 2025	157,660	154,111
U.S. Treasury 2.125% 2025	168,750	166,496
U.S. Treasury 2.25% 2025	23,861	23,815
The Bond Fund of America — Page 1 of 42

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.875% 2025	$77,500	$108,551
U.S. Treasury 4.50% 2036	84,207	107,976
U.S. Treasury 2.75% 2042	21,250	20,335
U.S. Treasury 2.75% 2042	4,300	4,104
U.S. Treasury 2.875% 2043	118,300	115,463
U.S. Treasury 3.625% 2043	80,225	90,447
U.S. Treasury 2.50% 2045	42,493	38,167
U.S. Treasury 2.875% 2045	292,054	283,932
U.S. Treasury 3.00% 2045	371,500	370,735
U.S. Treasury 3.00% 2045	93,185	92,836
		7,283,330
U.S. Treasury inflation-protected securities 12.21%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	85,555	85,216
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	103,227	104,873
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,588	24,172
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	1,153,908	1,140,139
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,810	17,282
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,148	32,766
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,541	13,239
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	162,220	154,215
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	160,901	159,207
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	202,129	193,039
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	795,211	770,316
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	23,367	25,992
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	4,768	5,215
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	80,501	70,851
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	78,337	66,410
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	220,238	224,397
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	417,552	364,626
		3,451,955
Total U.S. Treasury bonds & notes		10,735,285
Corporate bonds & notes 27.97% Financials 7.76%
ACE INA Holdings Inc. 2.30% 2020	15,615	15,520
ACE INA Holdings Inc. 2.875% 2022	8,095	8,046
ACE INA Holdings Inc. 3.15% 2025	4,360	4,317
ACE INA Holdings Inc. 3.35% 2026	8,350	8,337
ACE INA Holdings Inc. 4.35% 2045	15,375	15,664
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,815	1,787
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,250	4,205
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	766
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	740
Allianz SE, 5.625% 2042	€1,200	1,528
Allianz SE, 4.75% (undated)	800	941
American Campus Communities, Inc. 3.35% 2020	$9,595	9,594
American Campus Communities, Inc. 3.75% 2023	17,460	17,208
American Campus Communities, Inc. 4.125% 2024	8,810	8,764
American Express Co. 6.15% 2017	150	161
American Express Co. 1.55% 2018	15,500	15,390
American Express Credit Co. 1.55% 2017	5,090	5,090
American International Group, Inc. 2.30% 2019	5,825	5,781
The Bond Fund of America — Page 2 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 3.75% 2025	$7,625	$7,576
American International Group, Inc. 4.50% 2044	7,010	6,508
American Tower Corp. 3.40% 2019	18,075	18,558
American Tower Corp. 5.90% 2021	2,000	2,231
Assicurazioni Generali SPA 7.75% 2042	€3,500	4,650
Assicurazioni Generali SPA 10.125% 2042	4,200	6,105
AvalonBay Communities, Inc. 3.625% 2020	$3,465	3,601
AXA SA 8.60% 2030	6,715	9,057
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	5,065	5,470
Banco Nacional de Comercio Exterior SNC 4.375% 2025[3]	5,000	4,950
Bank of America Corp. 3.75% 2016	10,980	11,119
Bank of America Corp. 2.625% 2020	54,600	53,997
Bank of America Corp. 5.625% 2020	10,500	11,679
Bank of America Corp. 3.875% 2025	30,150	30,670
Bank of America Corp., Series L, 3.625% 2016	9,700	9,750
Bank of America Corp., Series L, 2.25% 2020	5,000	4,885
Bank of America Corp., Series AA, 6.10% (undated)	2,250	2,284
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,008
Bank of Nova Scotia 4.50% 2025	22,000	21,944
Bank of Tokyo-Mitsubishi, Ltd., 2.75% 2020[3]	11,500	11,513
Barclays Bank PLC 6.00% 2021	€6,800	8,863
Barclays Bank PLC 10.179% 2021[3]	$14,225	18,459
Barclays Bank PLC 3.65% 2025	29,755	28,650
Barclays Bank PLC 5.25% 2045	10,000	10,211
BB&T Corp. 2.45% 2020	13,500	13,598
BBVA Bancomer SA 6.50% 2021[3]	1,000	1,065
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	982
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,120
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,290
BNP Paribas 3.60% 2016	14,000	14,052
BNP Paribas 4.375% 2025[3]	22,750	22,327
BPCE SA group 5.70% 2023[3]	22,130	23,301
BPCE SA group 5.15% 2024[3]	9,845	9,946
BPCE SA group 4.50% 2025[3]	8,845	8,505
Brandywine Operating Partnership, LP 5.70% 2017	25	26
Brandywine Operating Partnership, LP 3.95% 2023	100	98
Charles Schwab Corp, 2.20% 2018	1,390	1,394
Charles Schwab Corp. 3.45% 2026	5,855	5,962
CIT Group Inc. 3.875% 2019	2,100	2,095
Citigroup Inc. 3.953% 2016	8,300	8,416
Citigroup Inc. 1.70% 2018	19,500	19,327
Citigroup Inc. 2.15% 2018	7,250	7,249
Citigroup Inc. 2.55% 2019	15,080	15,190
Citigroup Inc. 8.50% 2019	5,695	6,808
Citigroup Inc. 4.45% 2027	10,710	10,670
CME Group Inc. 5.30% 2043	6,685	7,670
CNA Financial Corp. 7.35% 2019	2,770	3,195
CNA Financial Corp. 3.95% 2024	6,705	6,690
Communications Sales & Leasing, Inc. 6.00% 2023[3]	1,700	1,611
Communications Sales & Leasing, Inc. 8.25% 2023	1,916	1,643
Corporate Office Properties LP 5.25% 2024	936	959
Corporate Office Properties LP 5.00% 2025	6,320	6,224
Corporate Office Properties Trust 3.60% 2023	2,834	2,617
Credit Agricole SA 4.375% 2025[3]	15,695	15,228
The Bond Fund of America — Page 3 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.125% 2020[3]	$4,500	$4,487
Credit Suisse Group AG 3.80% 2022[3]	27,200	27,229
Crescent Resources 10.25% 2017[3]	1,425	1,430
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,054
DDR Corp. 4.25% 2026	9,705	9,487
Developers Diversified Realty Corp. 9.625% 2016	14,941	15,175
Developers Diversified Realty Corp. 7.50% 2017	16,896	18,006
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,282
Developers Diversified Realty Corp. 7.875% 2020	7,732	9,263
Discover Financial Services 2.00% 2018	5,200	5,168
Discover Financial Services 4.20% 2023	12,283	12,570
Eole Finance SPC, 2.341% 2024[3,4]	1,698	1,677
EPR Properties 4.50% 2025	8,650	8,245
ERP Operating LP 7.125% 2017	595	648
Essex Portfolio L.P. 3.625% 2022	4,370	4,369
Essex Portfolio L.P. 3.25% 2023	4,935	4,796
Essex Portfolio L.P. 3.875% 2024	10,710	10,721
Essex Portfolio L.P. 3.50% 2025	6,315	6,088
Franklin Resources, Inc. 1.375% 2017	2,700	2,696
Franklin Resources, Inc. 2.80% 2022	1,300	1,271
Goldman Sachs Group, Inc. 1.035% 2016[5]	875	874
Goldman Sachs Group, Inc. 3.625% 2016	27,625	27,696
Goldman Sachs Group, Inc. 1.312% 2017[5]	4,601	4,605
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,214
Goldman Sachs Group, Inc. 1.712% 2020[5]	1,925	1,931
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,046
Goldman Sachs Group, Inc. 2.75% 2020	12,655	12,663
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,655
Goldman Sachs Group, Inc. 3.85% 2024	10,845	11,092
Goldman Sachs Group, Inc. 3.50% 2025	10,500	10,347
Goldman Sachs Group, Inc. 4.75% 2045	5,925	5,908
Goldman Sachs Group, Inc. 5.15% 2045	1,200	1,169
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	5,085	5,059
Goodman Funding Pty Ltd. 6.375% 2020[3]	7,425	8,442
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,500	13,913
HBOS PLC 6.75% 2018[3]	19,610	21,439
Hospitality Properties Trust 6.30% 2016	28,918	29,017
Hospitality Properties Trust 6.70% 2018	28,250	29,898
Hospitality Properties Trust 5.00% 2022	10,800	11,108
Hospitality Properties Trust 4.50% 2023	11,265	11,227
Hospitality Properties Trust 4.50% 2025	2,280	2,193
Host Hotels & Resorts LP 4.50% 2026	7,235	7,157
HSBC Bank PLC 1.50% 2018[3]	12,650	12,516
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,077
HSBC Holdings PLC 4.00% 2022	6,895	7,246
HSBC Holdings PLC 4.25% 2025	18,500	18,398
HSBK (Europe) BV 7.25% 2021[3]	3,710	3,825
Icahn Enterprises Finance Corp. 3.50% 2017	2,700	2,720
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,751
Intercontinentalexchange, Inc. 2.75% 2020	8,580	8,587
Intercontinentalexchange, Inc. 3.75% 2025	16,593	16,669
Intesa Sanpaolo SpA 5.017% 2024[3]	24,060	23,724
Iron Mountain Inc. 6.00% 2020[3]	5,750	6,081
iStar Financial Inc. 4.00% 2017	1,675	1,647
The Bond Fund of America — Page 4 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
iStar Financial Inc., Series B, 9.00% 2017	$4,900	$5,163
JPMorgan Chase & Co. 1.027% 2016[5]	601	601
JPMorgan Chase & Co. 1.35% 2017	13,000	12,976
JPMorgan Chase & Co. 2.25% 2020	30,645	30,177
JPMorgan Chase & Co. 2.55% 2020	33,370	33,095
Keybank National Association 2.50% 2019	13,500	13,531
Kimco Realty Corp. 5.70% 2017	15,450	16,238
Kimco Realty Corp. 4.30% 2018	10,000	10,433
Kimco Realty Corp. 6.875% 2019	4,000	4,599
Kimco Realty Corp. 3.40% 2022	2,075	2,060
Kimco Realty Corp., Series C, 5.783% 2016	9,000	9,086
Leucadia National Corp. 5.50% 2023	4,695	4,593
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,452
Lloyds Banking Group PLC 4.50% 2024	20,200	20,545
Lloyds Banking Group PLC 3.50% 2025	3,300	3,318
Lloyds Banking Group PLC 4.582% 2025[3]	5,143	5,167
MetLife Global Funding I 2.30% 2019[3]	12,815	12,844
MetLife Global Funding I 2.00% 2020[3]	14,815	14,527
MetLife Global Funding I 2.50% 2020[3]	16,500	16,424
Metlife, Inc. 3.60% 2024	6,190	6,363
Metlife, Inc. 3.60% 2025	1,395	1,407
Metlife, Inc. 4.60% 2046	680	686
MetLife, Inc. 5.25% 2049	23,400	23,868
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[3]	18,500	18,501
Mizuho Bank Ltd. 2.15% 2018[3]	9,250	9,222
Morgan Stanley 3.80% 2016	3,850	3,883
Morgan Stanley 2.125% 2018	3,370	3,379
Morgan Stanley 2.80% 2020	22,875	22,980
New York Life Global Funding 2.10% 2019[3]	17,000	17,034
New York Life Global Funding 1.95% 2020[3]	2,190	2,149
NN Group NV, 4.50% (undated)	€9,850	10,555
Nordea Bank AB 2.50% 2020[3]	$20,100	20,012
Nordea Bank AB 4.875% 2021[3]	7,825	8,455
Northern Trust Corp. 5.85% 2017[3]	1,050	1,126
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,630
PNC Bank 2.40% 2019	22,433	22,533
PNC Bank 2.30% 2020	12,500	12,398
PNC Bank 2.45% 2020	8,125	8,098
PNC Bank 2.60% 2020	1,775	1,776
PNC Financial Services Group, Inc. 2.854% 2022	9,189	9,084
PNC Financial Services Group, Inc. 3.90% 2024	1,486	1,525
PNC Funding Corp. 3.30% 2022	8,000	8,199
PNC Preferred Funding Trust I, junior subordinated 1.987% (undated)[3,5]	6,000	5,400
Prologis, Inc. 3.35% 2021	15,250	15,461
Prologis, Inc. 4.25% 2023	6,390	6,735
Prologis, Inc. 3.75% 2025	12,265	12,191
Prudential Financial, Inc. 3.50% 2024	8,000	8,054
Prudential Financial, Inc. 4.60% 2044	2,900	2,897
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,619
Rabobank Nederland 2.25% 2019	13,000	13,051
Rabobank Nederland 4.625% 2023	11,935	12,466
Rabobank Nederland 3.375% 2025	6,150	6,102
Rabobank Nederland 4.375% 2025	28,225	28,766
Realogy Corp. 4.50% 2019[3]	3,050	3,145
The Bond Fund of America — Page 5 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Realogy Corp., Barclays PLC LOC, 4.40% 2016[4,5,6]	$13	$13
Royal Bank of Canada 2.00% 2018	12,500	12,495
RSA Insurance Group PLC 9.375% 2039	£5,140	8,884
Scentre Group 2.375% 2019[3]	$810	800
Scentre Group 2.375% 2021[3]	11,410	10,968
Scentre Group 3.25% 2025[3]	12,305	11,573
Scentre Group 3.50% 2025[3]	19,000	18,474
Select Income REIT 4.15% 2022	14,710	14,137
Select Income REIT 4.50% 2025	3,295	3,070
Simon Property Group, LP 10.35% 2019	8,995	11,043
Skandinaviska Enskilda 2.45% 2020[3]	5,950	5,922
Skandinaviska Enskilda 2.625% 2020[3]	44,000	43,894
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,123
Sumitomo Mitsui Banking Corp. 2.45% 2020	4,775	4,724
Svenska Handelsbanken AB 2.25% 2019	11,100	11,121
Travelers Property Casualty Corp. 4.30% 2045	1,500	1,516
UBS Group AG 2.95% 2020[3]	13,500	13,390
UBS Group AG 4.125% 2025[3]	21,700	21,613
UDR, Inc. 3.70% 2020	1,430	1,479
UDR, Inc. 4.00% 2025	7,960	8,053
Unum Group 7.125% 2016	10,100	10,501
Unum Group 5.625% 2020	345	380
Unum Group 3.875% 2025	12,040	11,876
US Bancorp., Series T, 1.65% 2017	13,000	13,042
US Bancorp., junior subordinated 5.125% (undated)	15,855	15,949
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,236
VEB Finance Ltd. 6.80% 2025[3]	500	489
WEA Finance LLC 2.70% 2019[3]	15,525	15,415
WEA Finance LLC 3.25% 2020[3]	34,845	35,031
WEA Finance LLC 3.75% 2024[3]	27,760	27,658
Wells Fargo & Co. 3.676% 2016	14,000	14,176
Wells Fargo & Co. 1.426% 2020[5]	13,840	13,891
Wells Fargo & Co. 2.55% 2020	35,920	35,765
Wells Fargo & Co. 3.55% 2025	8,250	8,336
Wells Fargo & Co. 4.90% 2045	2,700	2,732
Westpac Banking Corp. 2.60% 2020	14,250	14,261
		2,192,000
Health care 5.66%
21st Century Oncology Holdings Inc. 11.00% 2023[3]	4,870	3,774
AbbVie Inc. 1.80% 2018	6,400	6,375
AbbVie Inc. 2.50% 2020	16,385	16,240
AbbVie Inc. 2.90% 2022	34,595	33,544
AbbVie Inc. 3.20% 2022	3,345	3,299
AbbVie Inc. 3.60% 2025	40,245	39,803
AbbVie Inc. 4.50% 2035	12,465	12,243
AbbVie Inc. 4.40% 2042	4,915	4,607
AbbVie Inc. 4.70% 2045	24,415	23,970
Actavis Funding SCS 2.35% 2018	18,850	18,883
Actavis Funding SCS 3.00% 2020	30,580	30,632
Actavis Funding SCS 3.45% 2022	30,940	31,031
Actavis Funding SCS 3.80% 2025	39,570	39,447
Actavis Funding SCS 4.55% 2035	25,030	24,405
Actavis Funding SCS 4.75% 2045	53,870	52,720
The Bond Fund of America — Page 6 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen Inc. 2.125% 2020	$6,100	$6,025
Amgen Inc. 2.70% 2022	2,590	2,518
Amgen Inc. 3.125% 2025	6,100	5,807
Amgen Inc. 4.40% 2045	6,100	5,670
AstraZeneca PLC 3.375% 2025	78,715	78,316
AstraZeneca PLC 4.375% 2045	6,955	6,999
AstraZeneca PLC 2.375% 2020	45,000	44,747
Baxalta Inc. 4.00% 2025[3]	19,985	19,827
Bayer AG 2.375% 2019[3]	12,575	12,593
Bayer AG 3.375% 2024[3]	4,670	4,710
Baylor Scott & White Holdings 4.185% 2045	2,000	1,899
Becton, Dickinson and Co. 1.80% 2017	8,500	8,492
Becton, Dickinson and Co. 2.675% 2019	10,285	10,353
Becton, Dickinson and Co. 3.734% 2024	7,630	7,714
Becton, Dickinson and Co. 4.685% 2044	13,015	13,182
Biogen Inc. 2.90% 2020	5,640	5,634
Biogen Inc. 3.625% 2022	14,125	14,304
Biogen Inc. 4.05% 2025	25,690	25,874
Biogen Inc. 5.20% 2045	43,558	43,734
Boston Scientific Corp. 2.85% 2020	10,015	9,977
Boston Scientific Corp. 6.00% 2020	8,075	8,974
Boston Scientific Corp. 3.375% 2022	18,500	18,285
Boston Scientific Corp. 3.85% 2025	14,500	14,297
Cardinal Health, Inc. 1.90% 2017	5,650	5,669
Cardinal Health, Inc. 1.70% 2018	2,210	2,205
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,248
Celgene Corp. 3.55% 2022	9,290	9,394
Celgene Corp. 3.625% 2024	21,300	20,997
Celgene Corp. 3.875% 2025	6,725	6,717
Celgene Corp. 4.625% 2044	4,250	4,030
Celgene Corp. 5.00% 2045	33,090	33,344
Centene Corp. 4.75% 2022	2,525	2,456
Concordia Healthcare Corp. 9.50% 2022[3]	6,540	6,475
Concordia Healthcare Corp. 7.00% 2023[3]	1,845	1,610
ConvaTec Finance International SA 8.25% 2019[3,7]	2,775	2,591
DaVita HealthCare Partners Inc. 5.00% 2025	1,765	1,708
DENTSPLY International Inc. 2.75% 2016	5,620	5,662
Dignity Health 3.125% 2022	4,100	4,084
DJO Finance LLC 10.75% 2020[3]	4,175	3,799
DJO Finco Inc. 8.125% 2021[3]	2,715	2,416
EMD Finance LLC 2.40% 2020[3]	36,060	35,142
EMD Finance LLC 2.95% 2022[3]	22,195	21,459
EMD Finance LLC 3.25% 2025[3]	56,485	53,624
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	10,770	10,770
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	1,350	1,316
Express Scripts Inc. 3.125% 2016	15,127	15,229
Express Scripts Inc. 2.65% 2017	5,500	5,556
Gilead Sciences, Inc. 1.85% 2018	7,215	7,251
Gilead Sciences, Inc. 2.55% 2020	11,861	11,870
Gilead Sciences, Inc. 3.25% 2022	4,145	4,179
Gilead Sciences, Inc. 3.70% 2024	8,245	8,455
Gilead Sciences, Inc. 3.65% 2026	17,295	17,470
Gilead Sciences, Inc. 4.80% 2044	1,325	1,332
Gilead Sciences, Inc. 4.50% 2045	2,900	2,845
The Bond Fund of America — Page 7 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 4.75% 2046	$9,100	$9,225
HCA Inc. 3.75% 2019	1,025	1,035
HCA Inc. 5.00% 2024	4,100	4,100
HCA Inc. 5.25% 2025	5,450	5,505
HCA Inc. 5.875% 2026	10,000	10,063
HealthSouth Corp. 5.75% 2024[3]	575	551
HealthSouth Corp. 5.75% 2025[3]	9,910	9,266
Humana Inc. 3.85% 2024	10,950	11,050
Humana Inc. 4.95% 2044	7,285	7,264
inVentiv Health Inc. 9.00% 2018[3]	4,140	4,254
inVentiv Health Inc. 10.00% 2018	8,145	7,778
inVentiv Health Inc. 12.00% 2018[3,7]	9,461	8,588
Kindred Healthcare, Inc. 8.00% 2020	625	588
Kinetic Concepts, Inc. 10.50% 2018	11,170	10,919
Kinetic Concepts, Inc. 12.50% 2019	7,060	6,442
Laboratory Corporation of America Holdings 3.20% 2022	2,055	2,020
Laboratory Corporation of America Holdings 3.60% 2025	11,350	10,974
Laboratory Corporation of America Holdings 4.70% 2045	12,110	11,163
Mallinckrodt PLC 4.875% 2020[3]	2,180	2,109
Mallinckrodt PLC 5.75% 2022[3]	289	279
Mallinckrodt PLC 5.625% 2023[3]	13,440	12,835
McKesson Corp. 3.25% 2016	1,580	1,586
McKesson Corp. 1.40% 2018	370	365
McKesson Corp. 2.284% 2019	11,850	11,813
McKesson Corp. 3.796% 2024	4,345	4,376
Medtronic, Inc. 2.50% 2020	21,070	21,238
Medtronic, Inc. 3.50% 2025	29,000	29,378
Medtronic, Inc. 4.375% 2035	4,880	4,940
Medtronic, Inc. 4.625% 2045	18,765	19,394
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,000	963
Molina Healthcare, Inc. 5.375% 2022[3]	4,470	4,481
Novartis Capital Corp. 3.00% 2025	10,000	9,879
Novartis Capital Corp. 4.00% 2045	20,000	19,655
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	1,799	1,536
Pfizer Inc. 7.20% 2039	3,169	4,373
PRA Holdings, Inc. 9.50% 2023[3]	1,128	1,232
Quest Diagnostics Inc. 4.70% 2045	470	425
Quintiles Transnational Corp. 4.875% 2023[3]	580	586
Roche Holdings, Inc. 2.25% 2019[3]	16,720	16,822
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,592
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,8]	3,519	3,460
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,8]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	6,507	5,820
St. Jude Medical, Inc. 2.80% 2020	22,075	22,107
St. Jude Medical, Inc. 3.875% 2025	11,500	11,637
Tenet Healthcare Corp. 6.75% 2023	8,820	8,197
Tenet Healthcare Corp., First Lien, 4.75% 2020	485	490
Tenet Healthcare Corp., First Lien, 6.00% 2020	5,380	5,689
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,084
Thermo Fisher Scientific Inc. 2.40% 2019	6,666	6,670
Thermo Fisher Scientific Inc. 3.30% 2022	2,875	2,874
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,169
Thermo Fisher Scientific Inc. 5.30% 2044	180	193
Trinity Health Corp 4.125% 2045	2,000	1,901
The Bond Fund of America — Page 8 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 6.00% 2017	$17,920	$19,068
UnitedHealth Group Inc. 1.90% 2018	7,750	7,778
UnitedHealth Group Inc. 2.70% 2020	13,225	13,377
UnitedHealth Group Inc. 3.35% 2022	5,210	5,334
UnitedHealth Group Inc. 3.75% 2025	27,025	27,918
UnitedHealth Group Inc. 4.625% 2035	4,515	4,695
UnitedHealth Group Inc. 4.75% 2045	7,525	7,938
VPI Escrow Corp. 6.75% 2018[3]	900	896
VPI Escrow Corp. 6.375% 2020[3]	6,980	6,771
VRX Escrow Corp. 6.125% 2025[3]	1,575	1,410
WellPoint, Inc. 2.30% 2018	6,680	6,673
WellPoint, Inc. 2.25% 2019	18,500	18,405
Zimmer Holdings, Inc. 2.00% 2018	4,010	3,988
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,213
Zimmer Holdings, Inc. 3.15% 2022	26,626	26,213
Zimmer Holdings, Inc. 3.55% 2025	26,325	25,644
Zimmer Holdings, Inc. 4.25% 2035	4,150	3,881
		1,598,643
Energy 3.54%
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	2,950	66
Alpha Natural Resources, Inc. 7.50% 2020[3,9]	1,204	27
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	2,300	624
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	625	9
American Energy (Permian Basin) 7.125% 2020[3]	600	229
American Energy (Permian Basin) 7.375% 2021[3]	500	198
Anadarko Petroleum Corp. 5.95% 2016	13,500	13,875
Anadarko Petroleum Corp. 8.70% 2019	6,860	7,801
Anadarko Petroleum Corp. 6.45% 2036	685	662
Anadarko Petroleum Corp. 6.20% 2040	635	586
APT Pipelines Ltd. 4.20% 2025[3]	6,100	5,743
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,730
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	7,500	5,212
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,027
Boardwalk Pipelines, LP 4.95% 2024	5,555	4,841
Bonanza Creek Energy, Inc. 6.75% 2021	625	381
Bonanza Creek Energy, Inc. 5.75% 2023	750	394
Canadian Natural Resources Ltd. 3.45% 2021	6,185	5,840
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,575
Canadian Natural Resources Ltd. 3.90% 2025	415	363
Cenovus Energy Inc. 3.00% 2022	19,115	16,985
Cenovus Energy Inc. 3.80% 2023	8,285	7,517
Chesapeake Energy Corp. 4.875% 2022	2,475	699
Chevron Corp. 3.326% 2025	3,000	3,025
Columbia Pipeline Partners LP 2.45% 2018[3]	7,500	7,338
Columbia Pipeline Partners LP 3.30% 2020[3]	1,090	1,063
Columbia Pipeline Partners LP 4.50% 2025[3]	1,360	1,235
Columbia Pipeline Partners LP 5.80% 2045[3]	2,135	1,880
CONSOL Energy Inc. 5.875% 2022	3,725	2,328
DCP Midstream Operating LP 4.95% 2022	325	267
Denbury Resources Inc. 4.625% 2023	3,100	1,013
Devon Energy Corp. 2.25% 2018	10,160	9,281
Devon Energy Corp. 3.25% 2022	2,355	2,005
Devon Energy Corp. 5.00% 2045	3,995	3,038
The Bond Fund of America — Page 9 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 4.875% 2043	$34,550	$21,104
Ecopetrol SA 5.875% 2023	1,555	1,434
Ecopetrol SA 5.375% 2026	2,695	2,301
Ecopetrol SA 5.875% 2045	4,730	3,382
Enbridge Energy Partners, LP 9.875% 2019	15,755	17,957
Enbridge Energy Partners, LP 4.375% 2020	18,415	17,990
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,521
Enbridge Energy Partners, LP 4.20% 2021	6,100	5,825
Enbridge Energy Partners, LP 5.875% 2025	45,055	43,507
Enbridge Energy Partners, LP 5.50% 2040	3,500	2,683
Enbridge Energy Partners, LP 7.375% 2045	49,875	47,922
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,000	20,967
Enbridge Inc. 5.60% 2017	17,750	18,264
Enbridge Inc. 4.00% 2023	22,440	19,886
Enbridge Inc. 3.50% 2024	11,975	10,052
Energy Transfer Partners, LP 7.50% 2020	1,875	1,744
Energy Transfer Partners, LP 5.875% 2024	1,575	1,292
Energy Transfer Partners, LP 4.75% 2026	13,700	11,814
Energy Transfer Partners, LP 5.50% 2027	1,000	765
Energy Transfer Partners, LP 6.125% 2045	26,195	21,378
EnLink Midstream Partners, LP 4.40% 2024	10,930	8,673
EnLink Midstream Partners, LP 4.15% 2025	17,935	13,830
EnLink Midstream Partners, LP 5.05% 2045	2,975	1,850
Ensco PLC 5.20% 2025	1,860	1,327
Ensco PLC 5.75% 2044	2,355	1,556
Enterprise Products Operating LLC 3.90% 2024	790	739
Enterprise Products Operating LLC 3.75% 2025	7,010	6,428
Enterprise Products Operating LLC 3.70% 2026	3,095	2,784
Enterprise Products Operating LLC 4.85% 2044	1,775	1,441
Enterprise Products Operating LLC 4.90% 2046	6,895	5,653
EP Energy Corp. 9.375% 2020	975	626
EP Energy Corp. 6.375% 2023	800	404
Gazprom OJSC 6.51% 2022[3]	8,350	8,427
Genesis Energy, LP 6.75% 2022	1,300	1,112
Halliburton Co. 3.375% 2022	9,745	9,600
Halliburton Co. 3.80% 2025	24,880	24,271
Halliburton Co. 4.85% 2035	19,710	19,398
Halliburton Co. 5.00% 2045	12,095	11,975
Husky Energy Inc. 6.20% 2017	350	365
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,239
Kinder Morgan Energy Partners, LP 6.85% 2020	8,840	9,152
Kinder Morgan Energy Partners, LP 3.50% 2021	955	856
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	4,450
Kinder Morgan Energy Partners, LP 4.15% 2024	3,580	3,096
Kinder Morgan Energy Partners, LP 4.25% 2024	9,700	8,272
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,095
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	1,707
Kinder Morgan Energy Partners, LP 5.40% 2044	4,850	3,677
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	861
Kinder Morgan, Inc. 3.05% 2019	6,810	6,311
Kinder Morgan, Inc. 4.30% 2025	35,910	31,101
Kinder Morgan, Inc. 5.30% 2034	5,825	4,601
Kinder Morgan, Inc. 5.55% 2045	17,315	13,564
NGL Energy Partners LP 6.875% 2021	1,525	1,151
The Bond Fund of America — Page 10 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 7.119% 2017[3]	$650	$608
NGPL PipeCo LLC 9.625% 2019[3]	2,725	2,561
Noble Corp PLC 4.00% 2018	400	362
Noble Corp PLC 5.95% 2025	7,650	5,288
Noble Corp PLC 6.95% 2045	4,155	2,665
Oasis Petroleum Inc. 6.875% 2022	1,650	1,064
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,4]	4,596	1,701
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,4]	9,479	2,275
PDC Energy Inc. 7.75% 2022	1,250	1,206
Peabody Energy Corp. 6.00% 2018	23,420	4,450
Petrobras Global Finance Co. 6.85% 2115	1,910	1,246
Petrobras International Finance Co. 3.875% 2016	30,000	29,917
Petróleos Mexicanos 4.50% 2026[3]	6,725	5,925
Petróleos Mexicanos 7.47% 2026	MXN200,000	10,434
Petróleos Mexicanos 5.50% 2044	$13,300	10,073
Petróleos Mexicanos 5.50% 2044[3]	8,410	6,369
Petróleos Mexicanos 5.625% 2046[3]	1,150	884
Phillips 66 Partners LP 3.605% 2025	2,570	2,261
Phillips 66 Partners LP 4.68% 2045	205	152
Pioneer Natural Resources Co. 3.45% 2021	6,360	5,882
Pioneer Natural Resources Co. 4.45% 2026	7,020	6,335
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,4]	7,644	5,274
QGOG Constellation SA 6.25% 2019[3]	2,775	1,256
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,4]	2,888	3,084
Ras Laffan Liquefied Natural Gas III 6.332% 2027[4]	1,000	1,131
Rice Energy Inc. 6.25% 2022	775	562
Rice Energy Inc. 7.25% 2023[3]	300	221
Sabine Pass Liquefaction, LLC 5.625% 2021	1,700	1,572
Sabine Pass Liquefaction, LLC 5.75% 2024	1,000	875
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	3,100	2,635
SandRidge Energy, Inc. 7.50% 2023	1,325	151
Schlumberger BV 3.00% 2020[3]	31,575	31,207
Schlumberger BV 3.625% 2022[3]	22,050	21,825
Schlumberger BV 4.00% 2025[3]	27,560	27,266
Shell International Finance BV 2.25% 2020	10,000	9,861
SM Energy Co. 5.625% 2025	1,500	994
Southwestern Energy Co. 4.95% 2025	36,205	22,854
Targa Resources Corp. 4.125% 2019	1,150	963
Targa Resources Partners LP 6.75% 2024[3]	600	513
TC PipeLines, LP 4.375% 2025	18,045	15,879
Teekay Corp. 8.50% 2020[3]	9,310	6,331
Teekay Corp. 8.50% 2020	3,610	2,455
Tesoro Logistics LP 5.50% 2019[3]	675	658
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,188
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	5,470	5,078
Transocean Inc. 5.80% 2016	2,405	2,342
Transocean Inc. 7.13% 2021	8,005	5,193
Transocean Inc. 4.30% 2022	5,135	2,747
Transportadora de Gas Peru SA 4.25% 2028[3,4]	4,155	3,906
Weatherford International PLC 4.50% 2022	1,470	1,060
Weatherford International PLC 6.75% 2040	555	392
Western Gas Partners LP 2.60% 2018	515	498
Western Gas Partners LP 4.00% 2022	5,370	4,758
Western Gas Partners LP 3.95% 2025	4,415	3,715
The Bond Fund of America — Page 11 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 3.70% 2023	$975	$674
Williams Partners LP 5.25% 2020	4,125	3,835
Williams Partners LP 3.60% 2022	7,750	6,106
Williams Partners LP 4.50% 2023	3,975	3,225
Williams Partners LP 4.30% 2024	22,380	17,772
Williams Partners LP 3.90% 2025	4,530	3,412
Williams Partners LP 4.00% 2025	27,705	20,785
Williams Partners LP 5.40% 2044	8,000	5,375
Williams Partners LP 4.90% 2045	1,950	1,245
Williams Partners LP 5.10% 2045	23,500	15,509
Woodside Finance Ltd. 4.60% 2021[3]	9,565	9,713
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,174
WPX Energy Inc. 7.50% 2020	800	652
YPF Sociedad Anónima 8.50% 2025[3]	7,700	7,373
YPF Sociedad Anónima 8.50% 2025	600	575
		1,000,764
Consumer discretionary 2.85%
21st Century Fox America, Inc. 3.70% 2025[3]	5,060	5,061
21st Century Fox America, Inc. 4.95% 2045[3]	3,415	3,376
Amazon.com, Inc. 3.80% 2024	10,875	11,340
Amazon.com, Inc. 4.95% 2044	5,000	5,348
American Honda Finance Corp. 2.25% 2019	13,500	13,541
American Honda Finance Corp. 2.45% 2020	10,900	10,929
Cablevision Systems Corp. 6.75% 2021	950	936
CBS Corp. 1.95% 2017	2,000	2,002
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	11,125	11,070
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	14,540	14,506
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	40,090	40,111
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	8,025	8,065
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	11,875	12,011
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	12,350	12,387
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	7,250	7,114
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,875	1,739
Comcast Corp. 3.375% 2025	4,220	4,280
Comcast Corp. 4.65% 2042	3,645	3,717
Cumulus Media Holdings Inc. 7.75% 2019	2,445	837
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	3,000	2,285
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	6,250	6,250
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,314
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	12,965
DaimlerChrysler North America Holding Corp. 1.19% 2018[3,5]	7,500	7,471
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,401
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,715
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	6,683	6,537
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	25,914
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	8,175	7,977
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	6,500	6,311
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,357
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	2,700	2,524
DISH DBS Corp. 4.25% 2018	4,000	4,020
DISH DBS Corp.5.875% 2024	7,000	6,248
Dollar General Corp. 4.125% 2017	938	964
Dollar General Corp. 1.875% 2018	1,817	1,801
The Bond Fund of America — Page 12 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Expedia, Inc. 5.00% 2026[3]	$7,225	$7,097
Ford Motor Co. 4.75% 2043	2,500	2,365
Ford Motor Credit Co. 1.70% 2016	10,500	10,511
Ford Motor Credit Co. 2.50% 2016	9,000	9,002
Ford Motor Credit Co. 2.145% 2018	11,615	11,579
Ford Motor Credit Co. 2.375% 2018	7,440	7,427
Ford Motor Credit Co. 2.551% 2018	3,135	3,115
Ford Motor Credit Co. 2.375% 2019	22,325	22,031
Ford Motor Credit Co. 2.597% 2019	21,820	21,445
Ford Motor Credit Co. 2.459% 2020	8,040	7,806
Ford Motor Credit Co. 3.157% 2020	26,500	26,448
Ford Motor Credit Co. 3.20% 2021	17,600	17,502
Ford Motor Credit Co. 3.219% 2022	8,750	8,579
Ford Motor Credit Co. 4.134% 2025	6,300	6,293
Gannett Co., Inc. 4.875% 2021[3]	610	613
General Motors Co. 4.00% 2025	1,745	1,659
General Motors Co. 5.00% 2035	10,500	9,817
General Motors Financial Co. 3.10% 2019	6,000	5,997
General Motors Financial Co. 3.50% 2019	3,715	3,731
General Motors Financial Co. 3.70% 2020	13,400	13,457
General Motors Financial Co. 4.375% 2021	9,100	9,244
General Motors Financial Co. 3.45% 2022	18,855	18,123
General Motors Financial Co. 4.30% 2025	14,885	14,471
Grupo Televisa, SAB 6.625% 2040	5,200	5,421
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,230
Home Depot, Inc. 3.35% 2025	$3,980	4,074
Hyundai Capital America 2.60% 2020[3]	2,445	2,405
Hyundai Capital America 3.00% 2020[3]	2,000	1,993
iHeartCommunications, Inc. 10.625% 2023	1,315	917
Limited Brands, Inc. 5.625% 2022	5,750	6,117
Limited Brands, Inc. 6.875% 2035[3]	1,000	1,031
McDonald’s Corp. 2.75% 2020	695	695
McDonald’s Corp. 3.70% 2026	11,350	11,367
McDonald’s Corp. 4.70% 2035	4,540	4,537
McDonald’s Corp. 4.875% 2045	4,900	4,946
MGM Resorts International 6.00% 2023	5,750	5,721
NBC Universal Enterprise, Inc. 1.006% 2018[3,5]	10,425	10,413
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	17,895	19,013
NBCUniversal Media, LLC 2.875% 2016	15,000	15,074
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	1,175	875
News America Inc. 6.90% 2019	12,750	14,496
NIKE, Inc. 3.875% 2045	4,715	4,558
RCI Banque 3.50% 2018[3]	13,500	13,770
Seminole Tribe of Florida 7.804% 2020[3,4]	3,862	3,997
Sotheby’s Holdings, Inc. 5.25% 2022[3]	825	755
Starbucks Corp. 2.70% 2022	2,675	2,680
Starbucks Corp. 4.30% 2045	3,565	3,707
Thomson Reuters Corp. 1.30% 2017	1,890	1,882
Thomson Reuters Corp. 1.65% 2017	10,990	10,939
Thomson Reuters Corp. 6.50% 2018	21,175	23,393
Thomson Reuters Corp. 4.30% 2023	8,805	9,012
Thomson Reuters Corp. 5.65% 2043	1,905	1,999
TI Automotive Ltd. 8.75% 2023[3]	555	515
Time Warner Cable Inc. 6.75% 2018	11,650	12,721
The Bond Fund of America — Page 13 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Inc. 3.60% 2025	$19,000	$18,541
Time Warner Inc. 6.20% 2040	9,450	10,411
Time Warner Inc. 4.85% 2045	8,750	8,359
Toyota Motor Credit Corp. 2.125% 2019	2,000	2,005
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,514
Univision Communications Inc. 5.125% 2025[3]	5,750	5,477
Warner Music Group 5.625% 2022[3]	5,750	5,563
WPP Finance 2010 3.75% 2024	3,000	2,992
Wynn Macau, Ltd. 5.25% 2021[3]	2,800	2,478
ZF Friedrichshafen AG 4.50% 2022[3]	570	559
ZF Friedrichshafen AG 4.75% 2025[3]	565	540
		806,428
Utilities 2.67%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,166
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	586
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,782
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,188
AES Corp. 5.50% 2025	850	754
Alabama Power Co. 2.80% 2025	3,000	2,900
Ameren Corp. 3.65% 2026	5,805	5,796
American Electric Power Co. 1.65% 2017	7,180	7,130
American Electric Power Co. 2.95% 2022	14,416	14,270
Berkshire Hathaway Energy Co. 2.40% 2020	10,625	10,536
Berkshire Hathaway Energy Co. 3.50% 2025	8,550	8,496
Berkshire Hathaway Energy Co. 4.50% 2045	7,500	7,234
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	15,092
CMS Energy Corp. 8.75% 2019	13,435	16,079
CMS Energy Corp. 6.25% 2020	10,138	11,511
CMS Energy Corp. 5.05% 2022	19,379	21,115
CMS Energy Corp. 3.875% 2024	16,225	16,507
CMS Energy Corp. 3.60% 2025	4,674	4,657
CMS Energy Corp. 4.70% 2043	3,362	3,322
CMS Energy Corp. 4.875% 2044	1,870	1,903
Colbun SA 6.00% 2020[3]	2,400	2,602
Colbun SA 4.50% 2024[3]	2,450	2,398
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,475
Comision Federal de Electricidad 6.125% 2045[3]	2,000	1,835
Commonwealth Edison Company 4.35% 2045	1,155	1,165
Consumers Energy Co. 5.65% 2020	366	413
Dominion Gas Holdings LLC 2.50% 2019	7,300	7,297
Dominion Gas Holdings LLC 2.80% 2020	2,705	2,716
Dominion Gas Holdings LLC 3.60% 2024	3,101	3,075
Duke Energy Corp. 3.95% 2023	4,800	4,951
Duke Energy Corp. 3.75% 2024	17,635	17,912
Duke Energy Corp. 4.80% 2045	9,000	9,129
Dynegy Finance Inc. 7.375% 2022	700	613
Dynegy Finance Inc. 7.625% 2024	4,675	4,020
E.ON International Finance BV 5.80% 2018[3]	15,000	16,163
EDP Finance BV 4.125% 2020[3]	30,600	30,740
EDP Finance BV 5.25% 2021[3]	7,000	7,253
Electricité de France SA 3.625% 2025[3]	23,630	23,159
Electricité de France SA 4.75% 2035[3]	1,500	1,487
Electricité de France SA 4.875% 2044[3]	3,850	3,697
The Bond Fund of America — Page 14 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricité de France SA 4.95% 2045[3]	$27,500	$26,803
Electricité de France SA 5.25% (undated)[3]	4,750	4,483
Electricité de France SA 5.25% 2055[3]	5,000	4,780
Electricité de France SA 6.00% 2114	£1,000	1,814
Empresa Nacional de Electricidad SA 4.25% 2024	$1,500	1,487
Enel Finance International SA 5.125% 2019[3]	2,000	2,163
Enel Finance International SA 6.00% 2039[3]	2,210	2,479
Enel Società per Azioni 8.75% 2073[3]	9,500	10,866
Entergy Arkansas, INC 3.05% 2023	6,100	6,005
Entergy Corp. 4.70% 2017	9,900	10,154
Entergy Corp. 4.00% 2022	1,625	1,660
Exelon Corp. 2.85% 2020	215	214
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,322
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,000
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,972
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,500
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	25,675
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	6,430	6,375
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,325	1,321
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,717	11,119
Niagara Mohawk Power Corp. 3.508% 2024[3]	10,470	10,526
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	3,935
Northeast Utilities 3.15% 2025	5,710	5,587
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	4	5
NRG Energy, Inc. 6.25% 2022	1,050	916
NV Energy, Inc 6.25% 2020	31,400	35,712
Ohio Power Co., Series G, 6.60% 2033	2,090	2,532
Ohio Power Co., Series H, 6.60% 2033	353	431
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,653
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,265
Pacific Gas and Electric Co. 3.25% 2023	14,072	14,133
Pacific Gas and Electric Co. 3.85% 2023	3,104	3,231
Pacific Gas and Electric Co. 3.40% 2024	5,104	5,134
Pacific Gas and Electric Co. 3.75% 2024	567	585
Pacific Gas and Electric Co. 4.30% 2045	2,462	2,440
Pacific Gas and Electric Co. 4.25% 2046	6,476	6,296
PacifiCorp., First Mortgage Bonds, 2.95% 2023	2,341	2,340
PacifiCorp. 3.35% 2025	5,900	5,958
PacifiCorp., First Mortgage Bonds, 7.70% 2031	2,905	3,981
PG&E Corp. 2.40% 2019	7,445	7,436
Progress Energy, Inc. 7.05% 2019	8,590	9,754
Progress Energy, Inc. 7.00% 2031	3,972	4,903
Progress Energy, Inc. 7.75% 2031	5,823	7,519
Public Service Co. of Colorado 5.80% 2018	9,606	10,505
Public Service Co. of Colorado 5.125% 2019	1,486	1,633
Public Service Co. of Colorado 2.90% 2025	5,556	5,471
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,289
Puget Energy Inc. 3.65% 2025	4,493	4,364
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,086	13,862
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,500	9,590
Puget Sound Energy, Inc., First Lien, 5.625% 2022	19,320	21,472
Southern California Edison Co. 1.845% 2022[4]	10,841	10,746
Southern Co. 2.15% 2019	9,325	9,159
Tampa Electric Co. 2.60% 2022	4,825	4,653
The Bond Fund of America — Page 15 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Teco Finance, Inc. 5.15% 2020	$10,733	$11,538
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,4]	887	923
Virginia Electric and Power Co. 1.20% 2018	5,000	4,952
Virginia Electric and Power Co. 2.95% 2022	3,535	3,560
Virginia Electric and Power Co. 3.10% 2025	3,655	3,626
Virginia Electric and Power Co. 4.45% 2044	6,000	6,185
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,601
Xcel Energy Inc. 4.70% 2020	10,410	11,202
Xcel Energy Inc. 3.30% 2025	5,259	5,154
Xcel Energy Inc. 6.50% 2036	7,500	9,087
Xcel Energy Inc. 4.80% 2041	1,383	1,394
		754,554
Consumer staples 1.83%
Altria Group, Inc. 9.25% 2019	4,392	5,382
Altria Group, Inc. 2.625% 2020	15,195	15,237
Altria Group, Inc. 2.95% 2023	6,500	6,337
Altria Group, Inc. 4.00% 2024	3,600	3,736
Altria Group, Inc. 9.95% 2038	6,350	10,209
Altria Group, Inc. 10.20% 2039	4,000	6,579
Altria Group, Inc. 4.50% 2043	3,500	3,332
Altria Group, Inc. 5.375% 2044	11,655	12,581
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	18,813
British American Tobacco International Finance PLC 2.75% 2020[3]	6,200	6,207
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,617
British American Tobacco International Finance PLC 3.95% 2025[3]	6,200	6,395
Coca-Cola Co. 1.80% 2016	10,500	10,566
ConAgra Foods, Inc. 1.30% 2016	9,630	9,632
ConAgra Foods, Inc. 3.20% 2023	2,894	2,789
CVS Caremark Corp. 1.90% 2018	5,150	5,151
CVS Caremark Corp. 2.25% 2019	9,550	9,549
CVS Caremark Corp. 2.80% 2020	5,150	5,181
CVS Caremark Corp. 3.50% 2022	12,150	12,387
CVS Caremark Corp. 3.875% 2025	10,635	10,877
CVS Caremark Corp. 4.875% 2035	2,195	2,274
CVS Caremark Corp. 5.125% 2045	5,935	6,276
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,038
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,623
Kraft Foods Inc. 2.25% 2017	5,300	5,340
Kraft Foods Inc. 6.50% 2040	2,000	2,337
Mead Johnson Nutrition Co. 3.00% 2020	2,390	2,393
Mead Johnson Nutrition Co. 4.125% 2025	2,325	2,348
Pernod Ricard SA 2.95% 2017[3]	13,500	13,672
Pernod Ricard SA 4.45% 2022[3]	36,850	38,267
Philip Morris International Inc. 4.25% 2044	15,000	14,526
Reynolds American Inc. 2.30% 2018	4,365	4,395
Reynolds American Inc. 3.25% 2020	12,135	12,347
Reynolds American Inc. 3.25% 2022	19,360	19,182
Reynolds American Inc. 4.00% 2022	8,225	8,568
Reynolds American Inc. 4.85% 2023	3,750	4,017
Reynolds American Inc. 4.45% 2025	45,870	48,090
Reynolds American Inc. 5.70% 2035	2,785	3,060
Reynolds American Inc. 4.75% 2042	2,500	2,395
Reynolds American Inc. 6.15% 2043	4,640	5,277
The Bond Fund of America — Page 16 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$45,725	$50,988
The JM Smucker Co. 2.50% 2020	2,460	2,445
The JM Smucker Co. 3.50% 2025	6,810	6,792
The JM Smucker Co. 4.375% 2045	2,000	1,954
Tyson Foods, Inc. 3.95% 2024	15,395	15,836
Tyson Foods, Inc. 5.15% 2044	975	1,022
Walgreens Boots Alliance, Inc. 3.80% 2024	15,205	14,790
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,564
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,829
WM. Wrigley Jr. Co 3.375% 2020[3]	42,300	43,189
		517,391
Telecommunication services 1.24%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,500
AT&T Inc. 1.40% 2017	$8,015	7,982
AT&T Inc. 3.00% 2022	14,600	14,223
AT&T Inc. 3.40% 2025	49,024	47,216
AT&T Inc. 8.25% 2031	4,784	6,405
AT&T Inc. 4.50% 2035	22,825	21,178
AT&T Inc. 4.30% 2042	3,956	3,393
AT&T Inc. 4.80% 2044	6,385	5,871
AT&T Inc. 4.35% 2045	3,519	3,036
AT&T Inc. 4.75% 2046	11,618	10,676
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,850	5,883
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,342
Digicel Group Ltd. 6.00% 2021[3]	4,465	3,784
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,491
France Télécom 9.00% 2031	5,053	7,149
Frontier Communications Corp. 8.125% 2018	1,475	1,528
Frontier Communications Corp. 10.50% 2022[3]	12,175	12,129
Frontier Communications Corp. 11.00% 2025[3]	10,925	10,843
Intelsat Jackson Holding Co. 7.25% 2019	1,750	1,614
Intelsat Jackson Holding Co. 7.25% 2020	4,050	3,544
Intelsat Jackson Holding Co. 6.625% 2022	4,950	3,180
LightSquared, Term Loan, 9.75% 2020[4,5,6]	11,675	10,858
MetroPCS Wireless, Inc. 6.25% 2021	2,850	2,950
Numericable Group SA 4.875% 2019[3]	8,125	8,074
Orange SA 2.75% 2019	6,830	6,932
Sable International Finance Ltd. 6.875% 2022[3]	575	558
SoftBank Corp. 4.50% 2020[3]	2,050	2,045
Sprint Nextel Corp. 7.00% 2020	4,060	3,147
Sprint Nextel Corp. 7.875% 2023	600	452
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,540
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,711
T-Mobile US, Inc. 6.542% 2020	3,000	3,135
T-Mobile US, Inc. 6.50% 2026	4,050	4,099
Trilogy International Partners, LLC 10.25% 2016[3]	3,350	3,279
Verizon Communications Inc. 4.272% 2036	50,021	45,296
Verizon Communications Inc. 4.522% 2048	51,785	46,493
Wind Acquisition SA 4.75% 2020[3]	2,175	2,159
Wind Acquisition SA 7.375% 2021[3]	6,250	5,922
		350,617
The Bond Fund of America — Page 17 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 1.03%	Principal amount (000)	Value (000)
ABB Finance (USA) Inc. 2.875% 2022	$2,000	$1,974
ADT Corp. 4.125% 2019	2,500	2,584
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	9,070	6,304
Autoridad del Canal de Panama 4.95% 2035[3,4]	3,200	3,284
Boeing Company 1.65% 2020	1,155	1,131
Boeing Company 2.20% 2022	2,650	2,562
Builders Firstsource 7.625% 2021[3]	2,125	2,247
Canadian National Railway Co. 1.45% 2016	6,090	6,103
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,6]	555	464
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	793	663
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	575	481
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	99	83
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	521	534
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	4,233	4,340
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	7,272	7,429
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	40	42
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	6,144	6,539
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	930	944
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	177	194
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	5,676	5,881
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	7,704	8,395
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	6,318	7,059
Corporate Risk Holdings LLC 9.50% 2019[3]	3,315	2,967
Corporate Risk Holdings LLC 13.50% 2020[3,7,8]	1,023	1,004
CSX Corp. 7.375% 2019	7,500	8,593
DAE Aviation Holdings, Inc. 10.00% 2023[3]	1,080	1,077
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	1,189	1,354
ENA Norte Trust 4.95% 2028[3,4]	3,041	3,133
Euramax International, Inc. 12.00% 2020[3]	2,325	2,116
European Aeronautic Defence and Space Company 2.70% 2023[3]	3,000	2,910
FedEx Corp. 4.75% 2045	1,080	1,074
Gardner Denver, Inc. 6.875% 2021[3]	950	731
General Electric Capital Corp. 2.95% 2016	2,790	2,808
General Electric Capital Corp. 2.342% 2020[3]	16,841	16,729
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,408
General Electric Co. 5.25% 2017	4,377	4,675
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	1,992
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[4,5,6,8,9]	319	25
HD Supply, Inc. 5.25% 2021[3]	1,175	1,203
HDTFS Inc. 5.875% 2020	1,075	1,114
KLX Inc. 5.875% 2022[3]	1,430	1,366
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	16,542	16,128
Lockheed Martin Corp. 1.85% 2018	3,465	3,462
Lockheed Martin Corp. 2.50% 2020	11,310	11,283
Lockheed Martin Corp. 3.10% 2023	9,445	9,455
Lockheed Martin Corp. 3.55% 2026	34,075	34,320
Lockheed Martin Corp. 4.50% 2036	3,830	3,887
Lockheed Martin Corp. 4.70% 2046	17,810	18,401
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	4,000	3,505
Navios Maritime Holdings Inc. 7.375% 2022[3]	2,175	1,096
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	1,257
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	1,575	1,620
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	5,750	5,700
Nortek Inc. 8.50% 2021	1,990	2,075
The Bond Fund of America — Page 18 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$3,750	$3,445
Ply Gem Industries, Inc. 6.50% 2022	900	814
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,722
R.R. Donnelley & Sons Co. 7.625% 2020	475	491
R.R. Donnelley & Sons Co. 7.875% 2021	1,675	1,738
R.R. Donnelley & Sons Co. 7.00% 2022	250	237
R.R. Donnelley & Sons Co. 6.50% 2023	750	697
Red de Carreteras de Occidente 9.00% 2028[4]	MXN61,570	3,472
Republic Services, Inc. 3.55% 2022	$500	512
Republic Services, Inc. 5.70% 2041	2,000	2,243
Siemens AG 2.15% 2020[3]	5,000	4,958
Siemens AG 2.90% 2022[3]	5,000	5,008
Siemens AG 3.25% 2025[3]	3,440	3,445
Siemens AG 4.40% 2045[3]	3,000	3,077
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	3,550	2,574
Union Pacific Corp. 5.75% 2017	12,250	13,193
Virgin Australia Holdings Ltd. 8.50% 2019[3]	625	628
Waste Management, Inc. 2.60% 2016	3,200	3,223
		292,182
Information technology 0.78%
First Data Corp. 5.375% 2023[3]	1,425	1,436
First Data Corp. 7.00% 2023[3]	10,900	10,927
Freescale Semiconductor, Inc. 5.00% 2021[3]	2,100	2,158
Freescale Semiconductor, Inc. 6.00% 2022[3]	1,900	1,995
Harris Corp. 1.999% 2018	6,800	6,728
Harris Corp. 2.70% 2020	3,010	2,957
Harris Corp. 3.832% 2025	2,720	2,684
Harris Corp. 4.854% 2035	17,685	17,454
Harris Corp. 5.054% 2045	9,555	9,391
Intel Corp. 3.70% 2025	6,600	6,836
Microsoft Corp. 3.125% 2025	41,250	41,541
Microsoft Corp. 4.45% 2045	20,935	21,644
Oracle Corp. 2.80% 2021	5,600	5,677
Oracle Corp. 2.95% 2025	11,800	11,535
Qorvo, Inc. 7.00% 2025[3]	475	490
QUALCOMM Inc. 3.45% 2025	10,300	9,893
QUALCOMM Inc. 4.80% 2045	5,000	4,455
Visa Inc. 3.15% 2025	13,200	13,244
Visa Inc. 4.15% 2035	17,500	17,701
Visa Inc. 4.30% 2045	22,405	22,766
Xerox Corp. 2.95% 2017	2,535	2,555
Xerox Corp. 2.75% 2019	5,000	4,915
		218,982
Materials 0.61%
Agrium Inc. 4.125% 2035	4,945	4,219
ArcelorMittal 6.25% 2021	2,100	1,701
ArcelorMittal 6.125% 2025	925	678
ArcelorMittal 7.75% 2041	4,995	3,403
Ball Corp. 5.25% 2025	5,750	5,901
Ball Corp. 4.375% 2020	950	967
BHP Billiton Finance Ltd. 6.25% 2075[3]	7,995	7,845
BHP Billiton Finance Ltd. 6.75% 2075[3]	17,445	16,878
The Bond Fund of America — Page 19 of 42

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CEMEX SAB de CV 5.875% 2019[3]	$6,000	$5,730
Chemours Co. 6.625% 2023[3]	10,605	7,477
Chemours Co. 7.00% 2025[3]	1,705	1,168
Cliffs Natural Resources Inc. 8.25% 2020[3]	1,375	1,055
CRH America, Inc. 3.875% 2025[3]	6,100	6,073
CRH America, Inc. 5.125% 2045[3]	3,000	3,013
E.I. du Pont de Nemours and Co. 5.25% 2016	500	519
Eastman Chemical Co. 3.80% 2025	5,300	5,146
First Quantum Minerals Ltd. 6.75% 2020[3]	7,774	5,053
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	3,193
FMG Resources 9.75% 2022[3]	7,975	7,337
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	2,755	1,612
Georgia Gulf Corp. 4.625% 2021	1,400	1,293
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,209
Glencore Funding LLC 2.875% 2020[3]	6,300	4,919
Holcim Ltd. 6.00% 2019[3]	1,607	1,784
Holcim Ltd. 5.15% 2023[3]	3,315	3,554
Huntsman International LLC 4.875% 2020	1,275	1,170
International Paper Co. 3.65% 2024	8,900	8,727
JMC Steel Group Inc. 8.25% 2018[3]	4,760	3,177
Monsanto Co. 2.75% 2021	2,425	2,378
Monsanto Co. 3.375% 2024	7,400	7,074
Packaging Corp. of America 4.50% 2023	1,585	1,668
Praxair, Inc. 2.25% 2020	9,405	9,382
Rayonier Advanced Materials Inc. 5.50% 2024[3]	750	596
Reynolds Group Inc. 5.75% 2020	13,655	13,924
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	10,847
Ryerson Inc. 11.25% 2018	2,854	2,140
Walter Energy, Inc. 9.50% 2019[3,9]	5,125	1,333
Xstrata Canada Financial Corp. 2.70% 2017[3]	5,900	5,401
Yara International ASA 7.875% 2019[3]	2,175	2,463
		173,007
Total corporate bonds & notes		7,904,568
Mortgage-backed obligations 20.73% Federal agency mortgage-backed obligations 15.71%
Fannie Mae 3.292% 2017[4]	2,777	2,863
Fannie Mae 11.00% 2020[4]	18	20
Fannie Mae 5.00% 2023[4]	1,339	1,449
Fannie Mae 5.50% 2023[4]	7,109	7,675
Fannie Mae 6.00% 2023[4]	204	221
Fannie Mae 4.50% 2024[4]	4,415	4,751
Fannie Mae 4.50% 2025[4]	5,324	5,728
Fannie Mae 4.50% 2025[4]	3,316	3,584
Fannie Mae 4.50% 2025[4]	2,821	3,010
Fannie Mae 6.00% 2026[4]	3,706	4,185
Fannie Mae 2.50% 2027[4]	20,182	20,510
Fannie Mae 2.50% 2027[4]	6,044	6,142
Fannie Mae 2.50% 2027[4]	3,941	4,004
Fannie Mae 2.50% 2027[4]	1,728	1,756
Fannie Mae 2.50% 2027[4]	1,394	1,413
Fannie Mae 2.50% 2027[4]	1,272	1,293
Fannie Mae 2.50% 2027[4]	971	980
The Bond Fund of America — Page 20 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[4]	$690	$701
Fannie Mae 2.50% 2027[4]	600	610
Fannie Mae 2.50% 2027[4]	595	605
Fannie Mae 5.50% 2027[4]	1,658	1,846
Fannie Mae 2.50% 2028[4]	20,665	20,941
Fannie Mae 2.50% 2028[4]	5,710	5,803
Fannie Mae 6.00% 2028[4]	496	557
Fannie Mae 6.50% 2032[4]	115	121
Fannie Mae 6.50% 2034[4]	477	510
Fannie Mae 3.00% 2035[4]	29,715	30,308
Fannie Mae 3.00% 2035[4]	12,310	12,550
Fannie Mae 3.00% 2035[4]	9,782	9,973
Fannie Mae 3.50% 2035[4]	33,477	34,908
Fannie Mae 3.50% 2035[4]	27,275	28,437
Fannie Mae 3.50% 2035[4]	4,520	4,721
Fannie Mae 7.00% 2036[4]	600	691
Fannie Mae 7.00% 2036[4]	108	115
Fannie Mae 7.50% 2036[4]	359	403
Fannie Mae 8.00% 2036[4]	202	228
Fannie Mae 6.00% 2037[4]	812	913
Fannie Mae 6.00% 2037[4]	481	540
Fannie Mae 6.50% 2037[4]	1,836	2,098
Fannie Mae 6.50% 2037[4]	1,200	1,388
Fannie Mae 6.50% 2037[4]	1,050	1,147
Fannie Mae 7.00% 2037[4]	683	754
Fannie Mae 7.00% 2037[4]	569	629
Fannie Mae 7.00% 2037[4]	237	272
Fannie Mae 7.00% 2037[4]	171	179
Fannie Mae 7.00% 2037[4]	117	135
Fannie Mae 7.00% 2037[4]	113	130
Fannie Mae 7.50% 2037[4]	269	302
Fannie Mae 7.50% 2037[4]	256	288
Fannie Mae 7.50% 2037[4]	166	186
Fannie Mae 7.50% 2037[4]	131	147
Fannie Mae 7.50% 2037[4]	124	133
Fannie Mae 7.50% 2037[4]	112	124
Fannie Mae 7.50% 2037[4]	81	95
Fannie Mae 7.50% 2037[4]	65	67
Fannie Mae 7.50% 2037[4]	26	28
Fannie Mae 8.00% 2037[4]	119	127
Fannie Mae 5.50% 2038[4]	29	33
Fannie Mae 6.00% 2038[4]	796	898
Fannie Mae 6.50% 2038[4]	40,805	46,806
Fannie Mae 4.50% 2039[4]	13,014	14,087
Fannie Mae 5.00% 2039[4]	12,157	13,579
Fannie Mae 5.50% 2039[4]	10,454	11,650
Fannie Mae 4.00% 2040[4]	1,521	1,622
Fannie Mae 4.50% 2040[4]	3,144	3,404
Fannie Mae 5.00% 2040[4]	1,313	1,467
Fannie Mae 5.50% 2040[4]	5,735	6,404
Fannie Mae 4.00% 2041[4]	2,550	2,719
Fannie Mae 4.00% 2041[4]	1,562	1,665
Fannie Mae 4.00% 2041[4]	1,215	1,290
Fannie Mae 4.00% 2041[4]	808	863
The Bond Fund of America — Page 21 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2041[4]	$3,389	$3,669
Fannie Mae 5.00% 2041[4]	9,111	10,042
Fannie Mae 5.00% 2041[4]	4,936	5,551
Fannie Mae 5.00% 2041[4]	3,535	3,975
Fannie Mae 5.00% 2041[4]	2,586	2,908
Fannie Mae 5.00% 2041[4]	1,711	1,925
Fannie Mae 4.00% 2042[4]	14,782	15,741
Fannie Mae 4.00% 2042[4]	12,409	13,230
Fannie Mae 4.00% 2042[4]	4,193	4,470
Fannie Mae 4.00% 2042[4]	591	627
Fannie Mae 4.00% 2043[4]	11,287	12,015
Fannie Mae 4.00% 2045[4]	73,727	78,512
Fannie Mae 4.00% 2045[4]	12,004	12,783
Fannie Mae 3.00% 2046[4,10]	415,300	447,779
Fannie Mae 3.00% 2046[4,10]	5,590	5,588
Fannie Mae 4.00% 2046[4,10]	253,226	267,910
Fannie Mae 4.00% 2046[4,10]	83,900	88,601
Fannie Mae 7.00% 2047[4]	264	300
Fannie Mae 7.00% 2047[4]	18	21
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[4]	123	125
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[4,5]	57	64
Fannie Mae, Series 2001-4, Class NA, 9.736% 2025[4,5]	55	60
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4]	878	871
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[4]	221	255
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	1,596	1,786
Fannie Mae, Series 2001-20, Class E, 9.571% 2031[4,5]	11	13
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[4]	1,947	1,842
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[4]	1,613	1,497
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[4]	531	469
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[4]	2,421	2,843
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	582	665
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[4]	1,364	1,583
Fannie Mae, Series 2002-W1, Class 2A, 6.335% 2042[4,5]	1,835	2,113
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[3,4,5]	87	87
Freddie Mac 5.00% 2023[4]	1,204	1,294
Freddie Mac 5.00% 2023[4]	47	50
Freddie Mac 5.00% 2023[4]	7	8
Freddie Mac 5.00% 2024[4]	3,025	3,271
Freddie Mac 6.00% 2026[4]	2,090	2,350
Freddie Mac 6.00% 2027[4]	13,229	14,876
Freddie Mac 4.50% 2030[4]	1,519	1,649
Freddie Mac 3.00% 2034[4]	22,819	23,334
Freddie Mac 3.50% 2034[4]	18,478	19,286
Freddie Mac 3.00% 2035[4]	110,208	112,563
Freddie Mac 3.00% 2035[4]	6,740	6,885
Freddie Mac 3.00% 2035[4]	2,761	2,815
Freddie Mac 3.50% 2035[4]	52,359	54,610
Freddie Mac 3.50% 2035[4]	46,955	49,010
Freddie Mac 3.50% 2035[4]	46,181	48,205
Freddie Mac 3.50% 2035[4]	14,871	15,512
Freddie Mac 3.50% 2035[4]	4,440	4,635
Freddie Mac 4.50% 2037[4]	6,525	7,057
Freddie Mac 5.50% 2037[4]	2,374	2,651
Freddie Mac 5.50% 2037[4]	58	64
The Bond Fund of America — Page 22 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2037[4]	$13	$15
Freddie Mac 7.00% 2037[4]	157	180
Freddie Mac 7.50% 2037[4]	321	361
Freddie Mac 5.50% 2038[4]	1,867	2,075
Freddie Mac 5.50% 2038[4]	757	843
Freddie Mac 5.50% 2038[4]	314	349
Freddie Mac 5.50% 2038[4]	199	221
Freddie Mac 4.50% 2039[4]	1,669	1,801
Freddie Mac 5.00% 2039[4]	13,454	14,738
Freddie Mac 5.50% 2039[4]	13,636	15,096
Freddie Mac 5.50% 2039[4]	4,486	4,989
Freddie Mac 4.50% 2040[4]	30,100	32,483
Freddie Mac 5.50% 2040[4]	8	8
Freddie Mac 4.50% 2041[4]	12,153	13,147
Freddie Mac 4.50% 2041[4]	3,030	3,277
Freddie Mac 4.50% 2041[4]	1,751	1,894
Freddie Mac 4.50% 2041[4]	605	655
Freddie Mac 5.00% 2041[4]	9,951	10,956
Freddie Mac 5.00% 2041[4]	3,893	4,283
Freddie Mac 5.50% 2041[4]	6,523	7,267
Freddie Mac 4.00% 2043[4]	20,844	22,153
Freddie Mac 4.00% 2045[4]	46,042	48,992
Freddie Mac 4.00% 2045[4]	13,568	14,425
Freddie Mac 4.00% 2046[4,10]	150,000	158,431
Freddie Mac 6.50% 2047[4]	309	346
Freddie Mac, Series 2890, Class KT, 4.50% 2019[4]	1,205	1,252
Freddie Mac, Series 2626, Class NG, 3.50% 2023[4]	45	46
Freddie Mac, Series 2122, Class QM, 6.25% 2029[4]	1,032	1,137
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[4]	1,238	1,137
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[4]	1,153	1,074
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[4]	1,120	1,043
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[4]	999	921
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	21	19
Freddie Mac, Series 3257, Class PA, 5.50% 2036[4]	11,822	13,371
Freddie Mac, Series 3286, Class JN, 5.50% 2037[4]	9,303	10,279
Freddie Mac, Series 3318, Class JT, 5.50% 2037[4]	4,890	5,404
Government National Mortgage Assn. 4.00% 2046[4,10]	47,681	50,522
Government National Mortgage Assn. 10.00% 2021[4]	60	66
Government National Mortgage Assn. 2.50% 2028[4]	3,667	3,737
Government National Mortgage Assn. 5.00% 2035[4]	1,037	1,123
Government National Mortgage Assn. 6.00% 2038[4]	9,055	10,204
Government National Mortgage Assn. 6.50% 2038[4]	225	258
Government National Mortgage Assn. 3.50% 2039[4]	5,471	5,697
Government National Mortgage Assn. 5.00% 2039[4]	1,181	1,283
Government National Mortgage Assn. 3.50% 2040[4]	5,920	6,176
Government National Mortgage Assn. 4.50% 2040[4]	3,024	3,295
Government National Mortgage Assn. 5.50% 2040[4]	7,930	8,889
Government National Mortgage Assn. 3.50% 2041[4]	34	35
Government National Mortgage Assn. 4.00% 2041[4]	331	354
Government National Mortgage Assn. 4.50% 2041[4]	16,822	18,139
Government National Mortgage Assn. 4.50% 2041[4]	1,445	1,554
Government National Mortgage Assn. 4.50% 2041[4]	1,087	1,169
Government National Mortgage Assn. 4.50% 2041[4]	845	910
Government National Mortgage Assn. 5.00% 2041[4]	9,154	9,929
The Bond Fund of America — Page 23 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2042[4]	$1,185	$1,221
Government National Mortgage Assn. 3.50% 2043[4]	3,757	3,920
Government National Mortgage Assn. 4.50% 2043[4]	952	1,025
Government National Mortgage Assn. 4.50% 2043[4]	515	554
Government National Mortgage Assn. 4.00% 2045[4]	279,042	297,143
Government National Mortgage Assn. 4.00% 2045[4]	9,584	10,187
Government National Mortgage Assn. 4.00% 2045[4]	647	688
Government National Mortgage Assn. 4.00% 2045[4]	255	271
Government National Mortgage Assn. 4.00% 2045[4,10]	0	—
Government National Mortgage Assn. 4.00% 2045[4]	0	—
Government National Mortgage Assn. 4.50% 2045[4]	183,013	197,035
Government National Mortgage Assn. 4.50% 2045[4]	143,831	154,772
Government National Mortgage Assn. 4.50% 2045[4]	112,553	121,125
Government National Mortgage Assn. 4.50% 2045[4]	85,447	91,843
Government National Mortgage Assn. 4.50% 2045[4]	36,586	39,378
Government National Mortgage Assn. 4.50% 2045[4]	30,371	32,681
Government National Mortgage Assn. 4.50% 2045[4]	27,402	29,528
Government National Mortgage Assn. 4.50% 2045[4]	25,354	27,324
Government National Mortgage Assn. 5.00% 2045[4]	995	1,094
Government National Mortgage Assn. 5.00% 2045[4]	499	549
Government National Mortgage Assn. 5.00% 2045[4]	497	546
Government National Mortgage Assn. 3.50% 2046[4,10]	101,100	105,366
Government National Mortgage Assn. 4.00% 2046[4,10]	1,011,372	1,073,841
Government National Mortgage Assn. 5.00% 2046[4]	2,000	2,191
Government National Mortgage Assn. 4.692% 2061[4]	966	1,013
Government National Mortgage Assn. 4.70% 2061[4]	5,575	5,848
Government National Mortgage Assn. 4.70% 2061[4]	875	915
Government National Mortgage Assn. 4.72% 2061[4]	398	417
Government National Mortgage Assn. 4.771% 2061[4]	457	478
Government National Mortgage Assn. 4.774% 2061[4]	458	480
Government National Mortgage Assn. 4.822% 2061[4]	2,327	2,433
Government National Mortgage Assn. 4.859% 2061[4]	1,413	1,473
Government National Mortgage Assn. 5.104% 2061[4]	1,747	1,839
Government National Mortgage Assn. 5.110% 2061[4]	1,914	2,040
Government National Mortgage Assn. 4.669% 2063[4]	902	947
Government National Mortgage Assn. 1.026% 2064[4,5]	542	542
Government National Mortgage Assn. 4.756% 2064[4]	1,668	1,745
Government National Mortgage Assn. 5.182% 2064[4]	1,278	1,347
Government National Mortgage Assn. 6.549% 2064[4]	617	661
Government National Mortgage Assn. 5.031% 2065[4]	1,125	1,185
Government National Mortgage Assn., Series 2012, Class H-20, 1.214% 2062[4,5]	3,956	3,984
National Credit Union Administration, Series 2010-R2, Class 1A, 0.646% 2017[4,5]	995	996
National Credit Union Administration, Series 2011-R3, Class 1A, 0.595% 2020[4,5]	1,127	1,130
National Credit Union Administration, Series 2011-R1, Class 1A, 0.719% 2020[4,5]	1,367	1,371
		4,440,960
Commercial mortgage-backed securities 3.28%
Aventura Mall Trust, Series A, 3.867% 2032[3,4,5]	8,000	8,360
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	9,816	9,872
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[4,5]	3,078	3,166
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.629% 2049[4,5]	4,083	4,218
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[4,5]	4,645	4,860
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[4,5]	4,914	5,209
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.62% 2038[4,5]	1,588	1,593
The Bond Fund of America — Page 24 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,5]	$3,235	$3,400
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,474	1,549
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	5,730	6,098
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[4]	2,370	2,353
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[4]	2,085	2,138
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[4]	5,240	5,313
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.137% 2049[4,5]	7,468	7,950
Citigroup Commercial Mortgage Trust, Series 2015-GC-33, Class A-4, 3.778% 2058[4]	1,335	1,368
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[4]	15,642	15,858
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.84% 2043[3,4,5]	1,750	1,749
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	12,311	12,599
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[4]	6,950	7,017
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.496% 2048[4,5]	7,755	7,207
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[4,5]	2,474	2,578
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[4]	2,000	2,051
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,4]	40,250	40,081
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,4]	20,000	20,471
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3,4]	10,000	10,200
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.131% 2027[3,4,5]	13,620	13,535
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[4]	23,543	23,802
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[4]	3,497	3,564
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 2039[4,5]	14,628	15,177
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	3,843	3,975
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[4,5]	12,708	13,127
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[4]	5,900	6,062
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,4]	12,190	12,235
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,4]	12,880	12,917
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[3,4,5]	7,826	7,732
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[4,5]	9,658	9,705
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.021% 2038[4,5]	138	139
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[4]	3,269	3,358
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[4]	27,260	27,886
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	8,618	9,032
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	13,585	14,129
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,4]	696	695
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[4,5]	936	975
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[4]	3,185	3,199
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[4]	6,300	6,448
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,4]	19,920	19,871
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,4]	12,000	11,928
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,4]	6,110	6,066
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,4]	14,000	13,943
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.173% 2048[3,4,5]	1,495	1,426
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[4,5]	929	932
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,5]	422	425
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	8,717	8,731
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[4]	6,904	6,990
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[4,5]	32,680	32,812
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,4]	10,012	10,099
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	1,680	1,718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[4]	1,887	1,947
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[4,5]	32,563	33,616
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[4,5]	38,230	39,908
The Bond Fund of America — Page 25 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[4]	$15,405	$16,107
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,676	2,805
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[4,5]	8,370	8,369
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[4]	6,600	6,642
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[4]	6,700	6,768
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[4]	5,400	5,510
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	19,325	21,470
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[4,5]	6,288	6,520
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	3,946	3,948
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[4]	16,163	16,632
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	4,275	4,380
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	29,467	30,807
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[4,5]	8,680	9,298
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[4,5]	924	935
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[4,5]	8,297	8,385
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[4,5]	7,050	7,280
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	33,620	34,181
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[4,5]	7,410	7,729
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[4]	6,940	7,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[4]	2,360	2,360
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[4]	750	754
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[4]	500	508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-24, Class A-4, 3.732% 2048[4]	8,085	8,263
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class C, 4.529% 2048[4,5]	8,950	8,413
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class A-5, 3.635% 2028[4]	10,000	10,128
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,4]	6,885	7,038
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.645% 2042[4,5]	2,334	2,439
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	8,825	9,005
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[4]	13,600	13,971
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[4,5]	18,822	19,572
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[4,5]	7,079	7,137
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	6,972	7,033
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	17,020	17,656
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[4,5]	15,250	15,638
Wells Fargo Commercial Mortgage Trust, Series 2015-SG-1, Class A-4, 3.789% 2047[4]	2,900	2,989
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[4]	2,135	2,120
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[4]	5,300	5,373
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[4]	6,135	6,277
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[4]	3,000	3,080
Wells Fargo Commercial Mortgage Trust, Series 2015-LC-22, Class A-4, 3.839% 2058[4]	6,665	6,872
		926,857
Other mortgage-backed securities 1.32%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,4]	4,250	4,298
Bank of Montreal 2.625% 2017[3,4]	4,250	4,254
Bank of Nova Scotia 2.15% 2016[3,4]	4,650	4,676
Bank of Nova Scotia 1.75% 2017[3,4]	14,150	14,236
Caisse Centrale Desjardins 1.60% 2017[3,4]	3,375	3,388
Canadian Imperial Bank of Commerce 2.75% 2016[3,4]	4,150	4,154
Commonwealth Bank of Australia 0.75% 2016[3,4]	3,850	3,850
Commonwealth Bank of Australia 2.25% 2017[3,4]	4,150	4,196
Commonwealth Bank of Australia 1.875% 2018[3,4]	10,300	10,284
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,4]	4,400	4,388
Credit Suisse Group AG 2.60% 2016[3,4]	4,300	4,323
The Bond Fund of America — Page 26 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
DNB ASA 1.45% 2019[3,4]	$4,375	$4,349
Freddie Mac, Series KF02, Class A2, multifamily 0.972% 2020[4,5]	10,389	10,443
Freddie Mac, Series KF02, Class A3, multifamily 1.052% 2020[4,5]	4,875	4,904
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[4]	5,000	5,146
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[4]	6,735	6,762
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	24,490	25,820
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[4]	13,500	13,620
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[4]	5,000	4,933
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[4]	15,995	15,803
Freddie Mac, Series K048, Class A2, multifamily 3.284% 2025[4,5]	24,350	25,035
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[4,5]	2,140	2,197
Kookmin Bank 2.125% 2020[3,4]	7,500	7,365
Korea Housing Finance Corp. 2.50% 2020[3,4]	10,000	10,003
National Australia Bank 2.00% 2017[3,4]	3,500	3,531
National Australia Bank 1.25% 2018[3,4]	2,880	2,854
National Australia Bank 2.125% 2019[3,4]	4,000	3,987
National Bank of Canada 2.20% 2016[3,4]	4,175	4,214
Nordea Eiendomskreditt AS 2.125% 2017[3,4]	4,000	4,030
Nordea Kredit 2.00% 2037[4]	DKr113,694	16,030
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	106,957	15,061
Nykredit Realkredit AS, Series 01E, 2.50% 2037[4]	26,100	3,783
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	9,771	1,365
Realkredit Danmark AS, Series 22S, 2.00% 2037[4]	131,241	18,418
Realkredit Danmark AS, Series 22S, 2.50% 2037[4]	57,567	8,349
Royal Bank of Canada 1.125% 2017[4]	$4,000	4,003
Royal Bank of Canada 2.00% 2019[4]	4,075	4,086
Royal Bank of Canada 1.875% 2020[4]	3,850	3,785
Royal Bank of Canada 2.10% 2020[4]	10,000	9,845
Sparebank 1 Boligkreditt AS 2.625% 2016[3,4]	3,400	3,421
Swedbank AB 2.125% 2016[3,4]	3,400	3,422
Swedbank AB 2.95% 2016[3,4]	3,000	3,014
Swedbank AB 1.375% 2018[3,4]	4,375	4,335
Toronto-Dominion Bank 1.625% 2016[3,4]	4,400	4,418
Toronto-Dominion Bank 1.50% 2017[3,4]	10,000	10,019
UBS AG 0.75% 2016[3,4]	4,375	4,374
Westpac Banking Corp. 2.45% 2016[3,4]	4,325	4,378
Westpac Banking Corp. 1.25% 2017[3,4]	4,425	4,388
Westpac Banking Corp. 1.375% 2018[3,4]	4,375	4,326
Westpac Banking Corp. 1.85% 2018[3,4]	9,000	8,985
Westpac Banking Corp. 2.00% 2019[3,4]	7,150	7,105
Westpac Banking Corp. 2.00% 2021[3,4]	7,625	7,541
		371,494
Collateralized mortgage-backed (privately originated) 0.42%
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.922% 2025[3,4,5,8]	20,660	20,652
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.422% 2023[3,4,5]	1,752	1,766
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.022% 2024[3,4,5]	1,319	1,321
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.922% 2025[4,5]	1,735	1,736
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[4]	151	163
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[4]	20	21
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[4]	1,155	1,238
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[4]	20	21
Freddie Mac, Series 2013-DN2, Class M-1, 1.872% 2023[4,5]	4,400	4,402
Freddie Mac, Series 2013-DN1, Class M-1, 3.822% 2023[4,5]	4,871	4,984
The Bond Fund of America — Page 27 of 42

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-DN2, Class M-1, 1.272% 2024[4,5]	$2,765	$2,763
Freddie Mac, Series 2014-DN1, Class M-1, 1.422% 2024[4,5]	753	752
Freddie Mac, Series 2014-HQ2, Class M-1, 1.872% 2024[4,5]	8,695	8,720
Freddie Mac, Series 2014-HQ1, Class M-1, 2.072% 2024[4,5]	6,352	6,370
Freddie Mac, Series 2014-HQ3, Class M-1, 2.072% 2024[4,5]	5,176	5,190
Freddie Mac, Series 2014-DN2, Class M-2, 2.072% 2024[4,5]	2,965	2,911
Freddie Mac, Series 2014-HQ2, Class M-2, 2.622% 2024[4,5]	17,865	17,614
Freddie Mac, Series 2014-DN4, Class M-2, 2.822% 2024[4,5]	6,205	6,242
Freddie Mac, Series 2014-HQ1, Class M-2, 2.922% 2024[4,5]	9,200	9,243
Freddie Mac, Series 2015-HQ2, Class M-1, 1.522% 2025[4,5]	1,913	1,911
Freddie Mac, Series 2015-HQ2, Class M-2, 2.372% 2025[4,5]	7,950	7,770
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.572% 2028[4,5]	1,883	1,884
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.842% 2037[4,5]	12,899	10,700
		118,374
Total mortgage-backed obligations		5,857,685
Asset-backed obligations 4.31%
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3,4]	10,000	10,026
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	16,000	15,889
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,4]	14,000	13,968
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,4]	7,670	7,583
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[4]	7,620	7,604
Ally Master Owner Trust, Series 2014-1, Class A1, 0.80% 2019[4,5]	8,015	8,006
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[4]	8,700	8,681
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	30,600	30,544
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	5,530	5,521
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[4]	650	651
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2018[4]	398	398
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[4]	3,405	3,391
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[4]	8,275	8,235
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	3,095	3,085
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[4]	5,691	5,675
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[4]	4,215	4,553
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.611% 2023[3,4,5]	32,000	31,883
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,4]	1,072	1,070
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,4,8]	5,719	5,664
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[3,4,5]	8,505	8,496
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,4]	4,400	4,383
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.574% 2019[3,4,5]	10,756	10,539
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[4]	5,185	5,068
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	12,000	12,004
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[4]	14,485	14,447
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[3,4,5,8]	41,750	41,717
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.22% 2021[3,4,5,8]	30,365	30,362
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[4]	8,404	8,384
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	9,900	9,864
Chase Issuance Trust, Series 2013-A7, Class A, 0.761% 2020[4,5]	11,955	11,965
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.689% 2026[3,4,5]	12,764	12,748
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,4]	3,552	3,548
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,4]	5,000	4,981
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,4]	3,850	3,846
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,4]	27,381	27,307
The Bond Fund of America — Page 28 of 42

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.60% 2022[3,4]	$28,850	$28,834
Citi Held For Issuance, Series 2015-PM-3, Class B, 4.45% 2022[3,4]	6,050	6,030
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.57% 2020[4,5]	13,590	13,797
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.08% 2033[4,5]	808	813
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[4]	796	805
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,4]	1,042	1,049
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,4]	1,762	1,756
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,4]	3,578	3,568
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,4]	3,125	3,123
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,4]	2,395	2,393
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.511% 2035[4,5]	5,283	4,837
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.471% 2037[4,5]	7,075	6,539
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.481% 2037[4,5]	10,749	9,791
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[4,5]	9,970	9,954
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[4]	10,970	10,991
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[4]	13,500	13,332
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,4]	5,095	5,084
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,4]	3,195	3,191
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,4]	4,000	4,029
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,4]	15,145	15,041
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,4]	8,635	8,551
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,4]	11,700	11,720
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,4]	14,815	14,729
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,4]	6,497	6,481
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[3,4,5]	10,000	9,954
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,4]	5,805	5,794
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	6,000	5,981
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,4]	3,680	3,713
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,4]	24,110	23,908
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,4]	9,165	9,149
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,4]	23,070	22,972
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[4]	10,890	10,837
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[4]	480	493
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.531% 2041[3,4,5]	2,663	2,577
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 0.531% 2041[3,4,5]	2,311	2,213
Henderson Receivables LLC, Series 2015-2A, Class A, 3.87% 2058[3,4]	2,522	2,508
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,4]	7,305	7,099
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,4]	4,776	4,770
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.693% 2028[3,4,5]	8,383	8,387
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,4]	11,075	11,062
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2017[3,4]	690	700
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,4]	2,833	2,842
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,4]	30,500	30,279
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,4]	20,595	20,366
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	45,483	45,114
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,4]	1,939	1,916
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,4]	3,022	2,967
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.352% 2035[4,5]	5,670	5,389
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[4]	4,976	4,972
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[4]	11,880	11,852
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[4]	9,180	9,156
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.582% 2037[4,5]	5,575	5,043
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.781% 2033[4,5]	1,213	1,191
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[4]	547	564
The Bond Fund of America — Page 29 of 42

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[4]	$281	$294
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[4]	921	974
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[3,4,5]	18,965	18,914
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[3,4,5]	35,000	34,880
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,4]	17,533	17,394
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[4]	10,700	10,670
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.102% 2035[4,5]	3,168	3,072
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.831% 2021[3,4,5]	2,481	2,476
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.811% 2022[3,4,5]	1,494	1,492
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.992% 2040[4,5]	2,045	1,939
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 2047[3,4]	4,000	3,991
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.604% 2023[3,4,5]	13,752	13,634
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[3,4,5]	27,500	27,057
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,4]	2,925	2,926
Ocwen Master Advance Receivable Trust, Series 2015-T-3, Class AT-3, 3.211% 2047[3,4]	2,000	1,997
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,4]	4,000	4,021
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[4]	876	913
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[4]	701	753
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,4]	7,500	7,427
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,4]	12,750	12,596
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,4]	10,855	10,463
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[4]	744	760
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.552% 2036[4,5]	777	705
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[4]	633	636
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[4]	5,258	5,253
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[4]	10,620	10,615
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[4]	5,400	5,398
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[4]	629	630
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[4]	214	215
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[4]	111	111
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[4]	1,975	1,972
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[4]	3,860	3,868
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[4]	4,465	4,473
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[4]	1,175	1,190
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[4]	11,170	11,056
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[4]	12,100	12,010
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[4]	7,450	7,445
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.82% 2017[4,5]	4,254	4,249
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.931% 2022[3,4,5]	2,412	2,408
SLM Student Loan Trust, Series 2003-10, Class A-4, 1.136% 2039[3,4,5]	£1,160	1,429
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,4]	$1,400	1,368
Social Professional Loan Program LLC, Series 2015-A, Class A-1, 1.62% 2033[3,4,5]	1,284	1,268
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,4]	6,326	6,206
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.47% 2035[3,4,5]	8,234	8,073
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,4]	20,500	20,440
Solarcity LMC Series LLC, Series 2015-1, Class A, 4.18% 2045[3,4,8]	4,942	4,728
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.994% 2030[4,5]	3,600	3,489
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.244% 2033[4,5]	10,000	9,620
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.744% 2035[4,5]	2,650	2,357
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,4]	3,863	3,855
Trade Maps Ltd., 2013-1-A-A, 0.993% 2018[3,4,5]	14,685	14,596
Trade Maps Ltd., 2013-1-A-B, 1.543% 2018[3,4,5]	2,900	2,859
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028[4]	1,909	1,990
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[4]	6,735	6,987
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[4]	1,734	1,784
The Bond Fund of America — Page 30 of 42

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[4]	$3,000	$3,206
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[4]	13,500	13,306
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,4]	2,658	2,651
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,4]	2,750	2,721
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,4]	3,875	3,808
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.811% 2022[4,5]	1,600	1,591
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	6,935	6,909
		1,218,410
Bonds & notes of governments & government agencies outside the U.S. 2.80%
Angola (Repulic of) 9.50% 2025[3]	4,570	4,262
Argentina (Republic of) 7.00% 2017	7,640	7,740
Argentina (Republic of) 8.75% 2024[4]	3,435	3,624
Armenia (Republic of) 7.15% 2025[3]	4,810	4,671
Australian Government, Series 133, 5.50% 2023	A$5,000	4,339
Bermuda Government 5.603% 2020[3]	$4,075	4,498
Bermuda Government 5.603% 2020	3,940	4,349
Bermuda Government 4.138% 2023[3]	1,700	1,703
Bermuda Government 4.854% 2024[3]	22,650	23,465
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,479
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	8,180	8,677
Caisse d’Amortissement de la Dette Sociale 1.875% 2022[3]	5,000	4,857
City of Buenos Aires Argentina 8.95% 2021[4]	1,000	1,060
Colombia (Republic of) Global 4.50% 2026	11,850	11,361
Costa Rica (Republic of) 4.25% 2023	1,243	1,094
Dominican Republic 7.50% 2021[4]	950	1,021
Dominican Republic 5.875% 2024[4]	1,640	1,640
Dominican Republic 5.50% 2025[3]	11,880	11,494
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,107
FMS Wertmanagement 1.125% 2016	4,050	4,058
FMS Wertmanagement 1.00% 2017	4,400	4,372
FMS Wertmanagement 1.625% 2018	6,400	6,423
German Government 0.101% 2026[2]	€35,311	40,408
Hungarian Government 6.25% 2020	$4,000	4,481
Hungarian Government 5.375% 2023	5,900	6,468
India (Republic of) 8.83% 2023	INR387,200	6,150
India (Republic of) 8.60% 2028	3,698,800	58,300
India (Republic of) 9.20% 2030	328,200	5,430
Indonesia (Republic of) 3.75% 2022	$14,755	14,189
Indonesia (Republic of) 3.375% 2023	9,950	9,268
Indonesia (Republic of) 4.75% 2026[3]	13,250	13,111
Indonesia (Republic of) 7.75% 2038	3,400	3,994
Instituto de Credito Oficial 1.125% 2016[3]	8,000	7,997
Inter-American Development Bank 4.375% 2044	3,160	3,731
Iraq (Republic of) 5.80% 2028[4]	5,150	3,489
Ivory Coast Government 6.375% 2028[3,4]	9,350	8,581
Japan Bank for International Cooperation 3.00% 2024	9,330	9,489
Japanese Government, Series 19, 0.10% 2024[2]	¥12,212,200	107,649
Japanese Government, Series 20, 0.10% 2025[2]	6,268,750	55,232
Japanese Government, Series 42, 1.70% 2044	720,000	6,638
Japanese Government, Series 47, 1.60% 2045	2,500,000	22,477
Kazakhstan (Republic of) 5.125% 2025[3]	$2,250	2,225
Kazakhstan (Republic of) 6.50% 2045[3]	2,250	2,221
Kenya (Republic of) 6.875% 2024[3]	12,000	10,560
Kenya (Republic of) 6.875% 2024	1,275	1,122
The Bond Fund of America — Page 31 of 42

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
KfW 2.00% 2022	$4,325	$4,265
Kingdom of Jordan 6.125% 2026[3]	2,090	2,136
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,005
Malaysian Government, Series 0315, 3.659% 2020	MYR55,000	12,925
Morocco Government 4.25% 2022	$5,400	5,331
Morocco Government 5.50% 2042	10,200	9,932
Municipality Finance PLC 1.125% 2018[3]	4,900	4,868
Nigeria (Republic of) 5.125% 2018[3]	4,900	4,686
Nigeria (Republic of) 6.75% 2021	670	625
Nigeria (Republic of) 6.375% 2023	4,290	3,797
Peru (Republic of) 8.375% 2016	1,115	1,142
Peru (Republic of) 2.75% 2026	€3,250	3,514
Peru (Republic of) 5.625% 2050	$8,745	8,942
Polish Government 2.75% 2023[2]	PLN34,361	9,722
Province of Ontario 3.20% 2024	$10,000	10,289
Republic of Honduras 8.75% 2020	6,075	6,743
Republic of Honduras 7.50% 2024[4]	3,330	3,522
Slovenia (Republic of) 5.50% 2022	19,160	21,458
Slovenia (Republic of) 5.85% 2023	15,500	17,689
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,138
Slovenia (Republic of) 5.25% 2024	5,810	6,424
South Africa (Republic of) 5.50% 2020	1,000	1,029
Swedish Export Credit Corp. 2.875% 2023[3]	9,000	8,921
Turkey (Republic of) 4.557% 2018[3]	1,195	1,228
Turkey (Republic of) 3.00% 2021[2]	TRY2,895	1,011
Turkey (Republic of) 5.625% 2021	$8,000	8,480
Turkey (Republic of) 9.00% 2024	TRY22,050	6,952
Turkey (Republic of) 4.25% 2026	$7,700	7,243
Turkey (Republic of) 8.00% 2034	1,250	1,566
Turkey (Republic of) 6.00% 2041	2,820	2,890
United Mexican States Government 4.50% 2025[2]	MXN353,828	22,614
United Mexican States Government 4.00% 2040[2]	16,695	983
United Mexican States Government, Series M, 6.50% 2021	83,800	5,055
United Mexican States Government Global 3.60% 2025	$7,600	7,425
United Mexican States Government Global 5.55% 2045	7,500	7,716
United Mexican States Government Global 4.60% 2046	10,000	8,888
United Mexican States Government Global, Series A, 5.125% 2020	1,250	1,366
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,124
Zambia (Republic of) 5.375% 2022	3,500	2,547
Zambia (Republic of) 8.97% 2027[3,4]	5,220	4,156
		790,851
Federal agency bonds & notes 1.54%
CoBank, ACB 7.875% 2018[3]	23,615	26,516
CoBank, ACB 1.112% 2022[3,5]	29,725	28,164
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[4]	4,443	4,468
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[4]	2,425	2,438
Fannie Mae 2.625% 2024	40,305	40,763
Fannie Mae 7.125% 2030	3,900	5,704
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,253
Federal Farm Credit Banks 0.401% 2017[5]	26,250	26,250
Federal Farm Credit Banks 0.477% 2017[5]	21,501	21,489
Federal Home Loan Bank 2.125% 2016	18,860	18,980
Federal Home Loan Bank 2.75% 2018	16,635	17,243
Federal Home Loan Bank 3.375% 2023	28,050	30,168
The Bond Fund of America — Page 32 of 42

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 5.50% 2036	$600	$782
Freddie Mac 1.25% 2019	43,500	42,885
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,061
Private Export Funding Corp. 3.55% 2024	26,425	28,438
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,520
Tennessee Valley Authority 1.875% 2022	23,750	23,142
Tennessee Valley Authority 4.65% 2035	4,000	4,494
Tennessee Valley Authority 5.25% 2039	21,250	25,552
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	23,295
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,659
TVA Southaven 3.846% 2033[4]	3,072	3,191
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	14,000	14,096
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,878
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	6,978
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[4]	3,900	4,007
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[4]	4,388	4,643
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[4]	1,587	1,673
		436,730
Municipals 1.49%
State of Alabama, Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	5,000	5,481
State of California, Various Purpose G.O. Bonds, 5.00% 2024	4,100	5,126
State of California, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,540	1,536
State of California, Various Purpose G.O. Bonds, 5.25% 2032	10,000	12,350
State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	5,950
State of California, Various Purpose G.O. Bonds, 7.30% 2039[4]	1,000	1,401
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	1,879
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,000	2,915
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,710	15,962
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	38,300	43,699
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.29% 2038 (put 2017)[5]	2,400	2,398
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	10,000	10,091
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,650
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,000	2,124
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	16,550	16,798
State of Georgia, Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 0.97% 2035 (put 2020)[5]	5,000	4,955
State of Georgia, Municipal Electric Auth Bonds (Plant Vogtle Units 3 & 4 Project J), Series 2015-A, 5.00% 2060	6,300	6,845
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	16,644
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,015
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	2,000	2,129
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	18,722
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[4]	632	607
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[5]	4,650	4,620
The Bond Fund of America — Page 33 of 42

Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	$10,000	$2,362
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,400
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,565	1,640
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,000	4,211
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,830	4,013
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	755	796
Massachusetts Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 178, 3.50% 2042	1,000	1,059
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	600	636
Michigan Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2034	2,000	2,251
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,039
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 1.172% 2030[4,5]	7,187	6,957
Minnesota Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,000	2,107
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,545	1,570
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	735	791
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[4]	5,919	5,699
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,690	5,011
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	990	1,060
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,240	1,273
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,150	1,176
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	445	457
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	330	335
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,400	1,482
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	18,000	17,940
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,320
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	10,690	12,187
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 3.50% 2030	1,750	1,846
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	10,000	11,606
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	11,430
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,685	1,767
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	27,500	23,917
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.738% 2029[5]	7,665	5,529
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	935	942
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,100	2,107
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	3,195	3,444
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,739
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,105	1,149
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	760	792
The Bond Fund of America — Page 34 of 42

Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	$890	$947
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,350	1,426
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,000	2,160
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,500	2,692
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,278
State of Texas, Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	10,000	11,595
Utah Utah Housing Corp., Single-family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,095	1,183
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	8,000	8,056
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	10,000	9,854
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,750	2,935
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,000	1,079
		420,142
Total bonds, notes & other debt instruments (cost: $27,423,955,000)		27,363,671
Convertible stocks 0.03% Industrials 0.03%	Shares
CEVA Group PLC, Series A-1, 3.622% convertible preferred[8,11]	9,732	6,082
CEVA Group PLC, Series A-2, 2.622% convertible preferred[8,11]	2,575	1,159
Total convertible stocks (cost: $13,571,000)		7,241
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,123
Total preferred securities (cost: $5,820,000)		4,123
Common stocks 0.05% Industrials 0.02%
CEVA Group PLC[3,8,12]	12,179	5,481
Atrium Corp.[3,8,12]	985	1
		5,482
Health care 0.01%
Rotech Healthcare Inc.[8,12]	342,069	2,569
Energy 0.00%
Gener8 Maritime, Inc.[12]	1,716	16
Miscellaneous 0.02%
Other common stocks in initial period of acquisition		6,134
Total common stocks (cost: $58,273,000)		14,201
The Bond Fund of America — Page 35 of 42

Rights & warrants 0.00% Energy 0.00%	Shares	Value (000)
Gener8 Maritime, Inc., warrants, expire 2017[3,8,12]	2,654	$—
Total rights & warrants (cost: $0)		—
Short-term securities 11.72%	Principal amount (000)
Apple Inc. 0.15% due 1/19/2016[3]	$50,000	49,991
CAFCO, LLC 0.40% due 3/4/2016	50,000	49,974
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	75,000	74,962
Coca-Cola Co. 0.40%–0.47% due 1/26/2016–5/20/2016[3]	72,800	72,705
Emerson Electric Co. 0.32% due 3/2/2016[3]	25,000	24,985
ExxonMobil Corp. 0.30%–0.42% due 1/25/2016–2/1/2016	100,000	99,973
Fannie Mae 0.21%–0.23% due 1/14/2016–4/18/2016	100,000	99,937
Federal Farm Credit Banks 0.20%–0.63% due 2/4/2016–7/8/2016	110,000	109,721
Federal Home Loan Bank 0.11%–0.54% due 1/7/2016–5/16/2016	1,548,965	1,548,186
Freddie Mac 0.16%–0.28% due 1/8/2016–3/18/2016	145,000	144,953
Google Inc. 0.18% due 1/7/2016[3]	50,000	49,998
Pfizer Inc 0.24% due 2/17/2016[3]	100,000	99,960
U.S. Treasury Bills 0.13%–0.31% due 2/18/2016–5/19/2016	695,550	695,129
Walt Disney Co. 0.19% due 1/29/2016[3]	40,500	40,491
Wells Fargo Bank, N.A. 0.56% due 5/19/2016	150,000	150,150
Total short-term securities (cost: $3,310,732,000)		3,311,115
Total investment securities 108.63% (cost: $30,812,351,000)		30,700,351
Other assets less liabilities (8.63)%		(2,438,844)
Net assets 100.00%		$28,261,507
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $367,054,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Canadian dollars	1/15/2016	Citibank	C$19,540	$14,000	$122
Canadian dollars	2/1/2016	Citibank	C$19,424	$14,000	38
Japanese yen	1/15/2016	Bank of New York Mellon	¥1,544,823	$12,600	257
Mexican pesos	1/12/2016	Bank of New York Mellon	MXN74,681	$4,383	(53)
Mexican pesos	1/21/2016	Bank of America, N.A.	MXN30,206	$1,779	(29)
Mexican pesos	1/21/2016	HSBC Bank	MXN43,843	$2,583	(43)
Mexican pesos	1/29/2016	Bank of America, N.A.	MXN173,302	$10,152	(118)
					$174
Sales:
Australian dollars	1/29/2016	Bank of America, N.A.	$4,226	A$5,900	$(67)
British pounds	1/22/2016	Bank of America, N.A.	$5,916	£3,900	166
British pounds	1/28/2016	UBS AG	$4,568	£3,065	49
British pounds	1/28/2016	Bank of New York Mellon	$1,787	£1,200	18
Danish kroner	1/21/2016	HSBC Bank	$17,742	DKr120,000	257
Danish kroner	1/29/2016	HSBC Bank	$44,098	DKr303,000	(63)
Euros	1/11/2016	Bank of America, N.A.	$2,362	€2,200	(30)
Euros	1/25/2016	JPMorgan Chase	$13,522	€12,350	92
The Bond Fund of America — Page 36 of 42

	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Euros	1/29/2016	HSBC Bank	$38,414	€35,500	$(194)
Indian rupees	1/15/2016	UBS AG	$29,735	INR2,000,000	(421)
Indian rupees	1/19/2016	JPMorgan Chase	$17,578	INR1,177,300	(161)
Japanese yen	1/13/2016	Citibank	$26,513	¥3,250,000	(535)
Japanese yen	1/15/2016	UBS AG	$24,700	¥3,030,000	(518)
Japanese yen	1/21/2016	HSBC Bank	$20,312	¥2,500,000	(497)
Japanese yen	1/25/2016	JPMorgan Chase	$52,664	¥6,400,000	(612)
Japanese yen	1/29/2016	UBS AG	$5,897	¥715,000	(55)
Japanese yen	1/29/2016	Citibank	$52,080	¥6,315,000	(493)
Mexican pesos	1/25/2016	Barclays Bank PLC	$7,232	MXN120,495	253
Turkish lira	1/12/2016	UBS AG	$6,869	TRY20,250	(50)
					$(2,861)
Forward currency contracts — net					$(2,687)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $18,614,580,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	European Overnight Index Average	(0.218)%	1/18/2016	€600,000	$65
Pay	LCH	3-month USD-LIBOR	0.796	9/24/2016	$180,000	(29)
Pay	LCH	3-month USD-LIBOR	0.644	10/27/2016	80,000	87
Pay	LCH	3-month USD-LIBOR	0.6425	10/30/2016	70,000	78
Pay	LCH	3-month USD-LIBOR	0.896	12/31/2016	300,000	(123)
Pay	LCH	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(129)
Pay	LCH	3-month USD-LIBOR	0.72	10/26/2017	483,750	3,352
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	316,250	2,176
Pay	LCH	3-month USD-LIBOR	0.728	10/26/2017	290,000	1,966
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	333,000	(1,419)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	519,000	(1,318)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	189,000	(601)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	429,000	1,351
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	531,000	(616)
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(176)
Receive	LCH	3-month USD-LIBOR	1.1945	9/21/2018	205,000	(843)
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	1,966
Receive	LCH	3-month USD-LIBOR	0.967	10/26/2018	480,000	(5,275)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	344,000	3,574
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	344,000	3,588
Pay	LCH	3-month USD-LIBOR	1.192	12/3/2018	293,000	1,614
Pay	LCH	3-month USD-LIBOR	1.291	12/8/2018	240,000	679
Receive	LCH	3-month USD-LIBOR	1.292	12/10/2018	168,000	(479)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	100,000	111
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	202,700	2,023
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	126,700	1,289
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	50,600	508
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	96,000	1,057
The Bond Fund of America — Page 37 of 42

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	1.799%	8/8/2019	$100,000	$1,011
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	128,000	1,165
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	124,000	1,131
Receive	LCH	3-month USD-LIBOR	1.956	9/24/2019	40,000	605
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	120,000	1,666
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	425
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	175,000	777
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	80,000	627
Receive	LCH	3-month USD-LIBOR	1.6195	1/9/2020	60,000	80
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	(363)
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	(33)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	140,000	336
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	317
Receive	LCH	3-month USD-LIBOR	1.6455	2/17/2020	124,000	243
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	40,000	265
Receive	LCH	3-month USD-LIBOR	1.638	2/27/2020	124,000	187
Receive	LCH	3-month USD-LIBOR	1.6115	3/23/2020	77,000	(15)
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	(1,057)
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	24
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	332
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	(46)
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	273,200	1,882
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	100,000	813
Receive	LCH	3-month USD-LIBOR	1.86375	6/11/2020	23,500	223
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	95,000	867
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	140,000	850
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	62,100	432
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,000	307
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	75,000	355
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	634
Receive	LCH	3-month USD-LIBOR	1.66924	7/10/2020	350,000	189
Receive	LCH	3-month USD-LIBOR	1.598	9/3/2020	170,000	(587)
Receive	LCH	3-month USD-LIBOR	1.582	9/4/2020	600,000	(2,526)
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	(404)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.265	10/22/2020	MXN1,210,000	657
Receive	LCH	3-month USD-LIBOR	1.6475	11/17/2020	$175,000	(445)
Receive	LCH	3-month USD-LIBOR	1.631	11/19/2020	232,000	(777)
Receive	LCH	3-month USD-LIBOR	1.5975	11/27/2020	203,000	(1,035)
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	103,000	(675)
Pay	LCH	3-month USD-LIBOR	1.52	12/3/2020	205,000	1,829
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	73,000	345
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.42	12/10/2020	MXN1,240,000	309
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.43	12/10/2020	1,240,000	276
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	$428,000	(2,555)
Receive	LCH	3-month USD-LIBOR	1.633	12/17/2020	145,000	(571)
Pay	LCH	3-month USD-LIBOR	1.689	12/21/2020	116,000	161
Receive	LCH	3-month USD-LIBOR	1.6915	12/21/2020	30,000	(38)
Receive	LCH	3-month USD-LIBOR	1.6845	12/21/2020	55,000	(89)
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	201,000	(376)
Receive	LCH	3-month USD-LIBOR	1.7315	12/31/2020	312,000	172
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(539)
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(1,070)
The Bond Fund of America — Page 38 of 42

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.9605%	8/5/2022	$70,000	$(255)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	4,333
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	785,000	3,619
Receive	LCH	3-month USD-LIBOR	1.924	9/4/2022	90,000	72
Receive	LCH	3-month USD-LIBOR	1.715	10/8/2022	89,000	(1,201)
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	(1,230)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	74,300	(175)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	86,000	(704)
Receive	LCH	3-month USD-LIBOR	1.923	12/18/2022	106,000	(130)
Receive	LCH	3-month USD-LIBOR	2.002	1/4/2023	113,000	392
Receive	LCH	3-month USD-LIBOR	1.99938	1/4/2023	113,000	372
Receive	LCH	3-month USD-LIBOR	2.0055	1/4/2023	30,000	111
Pay	LCH	3-month USD-LIBOR	1.95625	1/5/2023	315,000	—
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(2,072)
Pay	LCH	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,025)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(2,487)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(417)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(2,397)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(2,611)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(309)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(1,044)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	69
Pay	LCH	3-month USD-LIBOR	2.138	1/12/2025	5,000	(10)
Pay	LCH	3-month USD-LIBOR	2.0885	1/13/2025	3,000	7
Pay	LCH	3-month USD-LIBOR	1.9615	1/16/2025	6,000	77
Pay	LCH	3-month USD-LIBOR	1.92	1/20/2025	3,000	49
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	10,000	182
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(111)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(736)
Pay	LCH	3-month USD-LIBOR	2.166	3/19/2025	$20,000	(67)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	150,000	(1,558)
Pay	LCH	3-month USD-LIBOR	2.2165	9/8/2025	80,000	(422)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.475	9/12/2025	MXN525,000	(283)
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.195	10/16/2025	635,000	(508)
Pay	LCH	3-month USD-LIBOR	2.038	10/27/2025	$62,000	722
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	1,000	4
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(58)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(284)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.215	11/20/2025	MXN635,000	485
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.315	12/4/2025	665,000	(210)
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.305	12/4/2025	665,000	(241)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	512
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	249
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	175,000	(2,431)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	175,000	(2,919)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	72,000	10,230
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	14,500	(9)
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	2,850
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(10,807)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(3,043)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(3,331)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(272)
The Bond Fund of America — Page 39 of 42

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	2.7045%	1/2/2045	$33,000	$(644)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	440
Pay	LCH	3-month USD-LIBOR	2.544	1/12/2045	3,000	44
Pay	LCH	3-month USD-LIBOR	2.4935	1/13/2045	3,000	77
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	169
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	467
Pay	LCH	3-month USD-LIBOR	2.38452	4/27/2045	13,500	667
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	9,500	450
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	169
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(1,003)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(2,041)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(2,842)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(730)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(978)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(446)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(820)
Pay	LCH	3-month USD-LIBOR	2.5455	10/7/2045	32,500	507
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	1,579
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	959
Pay	LCH	3-month USD-LIBOR	2.5715	10/22/2045	10,000	98
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	1,112
Pay	LCH	3-month USD-LIBOR	2.502	10/30/2045	25,000	616
Pay	LCH	3-month USD-LIBOR	2.54	11/3/2045	32,000	535
Pay	LCH	3-month USD-LIBOR	2.55	11/3/2045	32,000	465
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	1,229
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	61,200	613
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	5,800	(79)
Receive	LCH	3-month USD-LIBOR	2.567	11/9/2045	49,200	(532)
Pay	LCH	3-month USD-LIBOR	2.6305	11/10/2045	33,000	(101)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(91)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	343
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	1,134
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	538
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	82
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	664
Pay	LCH	3-month USD-LIBOR	2.5625	11/27/2045	4,500	53
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	45
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	291
Receive	LCH	3-month USD-LIBOR	2.6125	12/8/2045	11,000	(11)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	387
Pay	LCH	3-month USD-LIBOR	2.5965	12/17/2045	20,000	92
Pay	LCH	3-month USD-LIBOR	2.628	12/17/2045	139,000	(316)
						$4,936
The Bond Fund of America — Page 40 of 42

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $149,582,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
NA HY Series 24	ICE	5.00%	6/20/2020	$100,732	$(3,625)	$(5,428)	$1,803
NA HY Series 25	ICE	5.00	12/20/2020	68,000	(680)	(286)	(394)
							$1,409

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $185,505,000, which represented .66% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,719,773,000, which represented 13.16% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,022,000, which represented .10% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $133,383,000, which represented .47% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.321% convertible preferred	5/2/2013	$9,867	$6,082.02%
CEVA Group PLC, Series A-2, 2.321% convertible preferred	3/10/2010-1/23/2012	3,703	1,159.00
Total private placement securities		$ 13,570	$ 7,241.02

Key to abbreviations and symbols
CME = CME Group Inc.	G.O. = General Obligation
ICE = Intercontinental Exchange	LOC = Letter of credit
LCH = LCH. Clearnet	Ref. = Refunding
TBA = To-be-announced	Rev. = Revenue
Agcy. = Agency	A$ = Australian dollars
AMT = Alternative Minimum Tax	C$ = Canadian dollars
Auth. = Authority	DKK = Danish kroner
Dept. = Department	EUR = Euros
Dev. = Development	£ = British pounds
Econ. = Economic	INR = Indian rupees
Fac. = Facility	¥ = Japanese yen
Facs. = Facilities	MXN = Mexican pesos
Fin. = Finance	TRY = Turkish lira
Fncg. = Financing
The Bond Fund of America — Page 41 of 42

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0216O-S49185	The Bond Fund of America — Page 42 of 42

Summary investment portfolio December 31, 2015

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	39.49%
AAA/Aaa	22.83
AA/Aa	4.23
A/A	14.69
BBB/Baa	12.67
Below investment grade	2.30
Unrated	.59
Other	.11
Short-term securities & other assets less liabilities	3.09
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 96.82%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 37.98%
U.S. Treasury 25.77%
U.S. Treasury 1.25% 2018	$244,450	$244,237
U.S. Treasury 1.375% 2018[1]	115,525	116,062
U.S. Treasury 1.625% 2019	573,925	576,169
U.S. Treasury 1.625% 2019	313,500	313,647
U.S. Treasury 1.625% 2019	243,150	243,948
U.S. Treasury 1.125% 2020	115,100	112,560
U.S. Treasury 1.25% 2020	296,675	291,934
U.S. Treasury 1.25% 2020	202,825	199,766
U.S. Treasury 1.375% 2020	464,144	456,114
U.S. Treasury 1.50% 2020	255,425	253,379
U.S. Treasury 1.625% 2020	476,500	474,413
U.S. Treasury 1.625% 2020	297,750	296,074
U.S. Treasury 2.125% 2021	205,000	206,874
U.S. Treasury 2.25% 2021	309,300	315,678
U.S. Treasury 1.75% 2022	301,500	295,600
U.S. Treasury 2.00% 2025	276,575	269,677
U.S. Treasury 2.00% 2025	157,660	154,111
U.S. Treasury 2.125% 2025	168,750	166,496
U.S. Treasury 6.875% 2025	77,500	108,551
U.S. Treasury 4.50% 2036	84,207	107,976
U.S. Treasury 2.875% 2043	118,300	115,463
U.S. Treasury 2.875% 2045	292,054	283,932
U.S. Treasury 3.00% 2045	371,500	370,735
U.S. Treasury 0.75%–8.00% 2016–2045[1]	1,300,100	1,309,934
		7,283,330

12	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 12.21%
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	$103,227	$104,873
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	1,153,908	1,140,139
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	162,220	154,215
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	160,901	159,207
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	202,129	193,039
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	795,211	770,316
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	220,238	224,397
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	417,552	364,626
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2016–2043[2]	361,615	341,143
		3,451,955

Total U.S. Treasury bonds & notes		10,735,285

Corporate bonds & notes 27.97%
Financials 7.76%
Other securities		2,192,000

Health care 5.66%
Other securities		1,598,643

Energy 3.54%
Other securities		1,000,764

Consumer discretionary 2.85%
Other securities		806,428

Utilities 2.67%
Other securities		754,554

Consumer staples 1.83%
Other securities		517,391

Telecommunication services 1.24%
Other securities		350,617

Industrials 1.03%
Other securities		292,182

Information technology 0.78%
Other securities		218,982

Materials 0.61%
Other securities		173,007

Total corporate bonds & notes		7,904,568

Mortgage-backed obligations 20.73%
Federal agency mortgage-backed obligations 15.71%
Fannie Mae 3.00% 2046[3,4]	415,300	447,779
Fannie Mae 4.00% 2046[3,4]	253,226	267,910
Fannie Mae 0%–11.00% 2017–2047[3,4,5]	576,903	613,925
Freddie Mac 3.00% 2035[3]	110,208	112,563
Freddie Mac 4.00% 2046[3,4]	150,000	158,431
Freddie Mac 0%–7.50% 2019–2047[3]	464,160	493,799
Government National Mortgage Assn. 1.03%–10.00% 2021–2065[3,4,5]	367,233	393,687
Government National Mortgage Assn. 4.00% 2045[3]	279,042	297,143
Government National Mortgage Assn. 4.50% 2045[3]	183,013	197,035
Government National Mortgage Assn. 4.50% 2045[3]	143,831	154,772
Government National Mortgage Assn. 4.50% 2045[3]	112,553	121,125

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 3.50% 2046[3,4]	$101,100	$105,366
Government National Mortgage Assn. 4.00% 2046[3,4]	1,011,372	1,073,841
Other securities		3,584
		4,440,960

Commercial mortgage-backed securities 3.28%
Other securities		926,857

Other mortgage-backed securities 1.32%
Freddie Mac 0.97%–3.53% 2020–2025[3,5]	112,474	114,663
Other securities		256,831
		371,494

Collateralized mortgage-backed (privately originated) 0.42%
Other securities		118,374

Total mortgage-backed obligations		5,857,685

Bonds & notes of governments & government agencies outside the U.S. 2.80%
Japanese Government, Series 19, 0.10% 2024[2]	¥12,212,200	107,649
Other securities		683,202
		790,851
Federal agency bonds & notes 1.54%
Fannie Mae 2.63%–7.13% 2024–2030	44,205	46,467
Federal Home Loan Bank 2.13%–5.50% 2016–2036	64,145	67,173
Freddie Mac 1.25% 2019	43,500	42,885
Other securities		280,205
		436,730

Other 5.80%
Other securities		1,638,552

Total bonds, notes & other debt instruments (cost: $27,423,955,000)		27,363,671

Convertible stocks 0.03%	Shares
Industrials 0.03%
Other securities		7,241

Total convertible stocks (cost: $13,571,000)		7,241

Preferred securities 0.01%
Financials 0.01%
Other securities		4,123

Total preferred securities (cost: $5,820,000)		4,123

Common stocks 0.05%
Other 0.03%
Other securities		8,067

Miscellaneous 0.02%
Other common stocks in initial period of acquisition		6,134

Total common stocks (cost: $58,273,000)		14,201

14	The Bond Fund of America

Short-term securities 11.72%	Principal amount (000)	Value (000)
ExxonMobil Corp. 0.30%–0.42% due 1/25/2016–2/1/2016	$100,000	$99,973
Fannie Mae 0.21%–0.23% due 1/14/2016–4/18/2016	100,000	99,937
Federal Farm Credit Banks 0.20%–0.63% due 2/4/2016–7/8/2016	110,000	109,721
Federal Home Loan Bank 0.11%–0.54% due 1/7/2016–5/16/2016	1,548,965	1,548,186
Freddie Mac 0.16%–0.28% due 1/8/2016–3/18/2016	145,000	144,953
Pfizer Inc 0.24% due 2/17/2016[6]	100,000	99,960
U.S. Treasury Bills 0.13%–0.31% due 2/18/2016–5/19/2016	695,550	695,129
Wells Fargo Bank, N.A. 0.56% due 5/19/2016	150,000	150,150
Other securities		363,106

Total short-term securities (cost: $3,310,732,000)		3,311,115

Total investment securities 108.63% (cost: $30,812,351,000)		30,700,351
Other assets less liabilities (8.63)%		(2,438,844)

Net assets 100.00%		$28,261,507

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $133,383,000, which represented .47% of the net assets of the funds. Some of the securities in “Other securities” (with an aggregate value of $7,241,000, an aggregate cost of $13,570,000, and which represented .02% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,022,000, which represented .10% of the net assets of the fund.

The Bond Fund of America	15

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $367,054,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement		Receive	Deliver	at 12/31/2015
	date	Counterparty	(000)	(000)	(000)
Purchases:
Canadian dollars	1/15/2016	Citibank	C$19,540	$14,000	$122
Canadian dollars	2/1/2016	Citibank	C$19,424	$14,000	38
Japanese yen	1/15/2016	Bank of New York Mellon	¥1,544,823	$12,600	257
Mexican pesos	1/12/2016	Bank of New York Mellon	MXN74,681	$4,383	(53)
Mexican pesos	1/21/2016	Bank of America, N.A.	MXN30,206	$1,779	(29)
Mexican pesos	1/21/2016	HSBC Bank	MXN43,843	$2,583	(43)
Mexican pesos	1/29/2016	Bank of America, N.A.	MXN173,302	$10,152	(118)
					$174
Sales:
Australian dollars	1/29/2016	Bank of America, N.A.	$4,226	A$5,900	(67)
British pounds	1/22/2016	Bank of America, N.A.	$5,916	£3,900	166
British pounds	1/28/2016	UBS AG	$4,568	£3,065	49
British pounds	1/28/2016	Bank of New York Mellon	$1,787	£1,200	18
Danish kroner	1/21/2016	HSBC Bank	$17,742	DKr120,000	257
Danish kroner	1/29/2016	HSBC Bank	$44,098	DKr303,000	(63)
Euros	1/11/2016	Bank of America, N.A.	$2,362	€2,200	(30)
Euros	1/25/2016	JPMorgan Chase	$13,522	€12,350	92
Euros	1/29/2016	HSBC Bank	$38,414	€35,500	(194)
Indian rupees	1/15/2016	UBS AG	$29,735	INR2,000,000	(421)
Indian rupees	1/19/2016	JPMorgan Chase	$17,578	INR1,177,300	(161)
Japanese yen	1/13/2016	Citibank	$26,513	¥3,250,000	(535)
Japanese yen	1/15/2016	UBS AG	$24,700	¥3,030,000	(518)
Japanese yen	1/21/2016	HSBC Bank	$20,312	¥2,500,000	(497)
Japanese yen	1/25/2016	JPMorgan Chase	$52,664	¥6,400,000	(612)
Japanese yen	1/29/2016	UBS AG	$5,897	¥715,000	(55)
Japanese yen	1/29/2016	Citibank	$52,080	¥6,315,000	(493)
Mexican pesos	1/25/2016	Barclays Bank PLC	$7,232	MXN120,495	253
Turkish lira	1/12/2016	UBS AG	$6,869	TRY20,250	(50)
					$(2,861)
Forward currency contracts — net					$(2,687)

16	The Bond Fund of America

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $18,614,580,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	European Overnight Index Average	(0.218)%	1/18/2016	€ 600,000	$65
Pay	LCH	3-month USD-LIBOR	0.796	9/24/2016	$ 180,000	(29)
Pay	LCH	3-month USD-LIBOR	0.644	10/27/2016	80,000	87
Pay	LCH	3-month USD-LIBOR	0.6425	10/30/2016	70,000	78
Pay	LCH	3-month USD-LIBOR	0.896	12/31/2016	300,000	(123)
Pay	LCH	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(129)
Pay	LCH	3-month USD-LIBOR	0.72	10/26/2017	483,750	3,352
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	316,250	2,176
Pay	LCH	3-month USD-LIBOR	0.728	10/26/2017	290,000	1,966
Receive	LCH	3-month USD-LIBOR	0.88144	11/9/2017	333,000	(1,419)
Receive	LCH	3-month USD-LIBOR	0.979	11/12/2017	519,000	(1,318)
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	189,000	(601)
Pay	LCH	3-month USD-LIBOR	0.9675	12/3/2017	429,000	1,351
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	531,000	(616)
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(176)
Receive	LCH	3-month USD-LIBOR	1.1945	9/21/2018	205,000	(843)
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	1,966
Receive	LCH	3-month USD-LIBOR	0.967	10/26/2018	480,000	(5,275)
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	344,000	3,574
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	344,000	3,588
Pay	LCH	3-month USD-LIBOR	1.192	12/3/2018	293,000	1,614
Pay	LCH	3-month USD-LIBOR	1.291	12/8/2018	240,000	679
Receive	LCH	3-month USD-LIBOR	1.292	12/10/2018	168,000	(479)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	100,000	111
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	202,700	2,023
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	126,700	1,289
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	50,600	508
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	96,000	1,057
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	100,000	1,011
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	128,000	1,165
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	124,000	1,131
Receive	LCH	3-month USD-LIBOR	1.956	9/24/2019	40,000	605
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	120,000	1,666
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	425
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	175,000	777
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	80,000	627
Receive	LCH	3-month USD-LIBOR	1.6195	1/9/2020	60,000	80
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	(363)
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	(33)
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	140,000	336
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	317
Receive	LCH	3-month USD-LIBOR	1.6455	2/17/2020	124,000	243
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	40,000	265
Receive	LCH	3-month USD-LIBOR	1.638	2/27/2020	124,000	187
Receive	LCH	3-month USD-LIBOR	1.6115	3/23/2020	77,000	(15)
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	(1,057)
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	24
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	332
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	(46)
Receive	LCH	3-month USD-LIBOR	1.802	6/9/2020	273,200	1,882
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	100,000	813
Receive	LCH	3-month USD-LIBOR	1.86375	6/11/2020	23,500	223
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	95,000	867
Receive	LCH	3-month USD-LIBOR	1.793	6/26/2020	140,000	850
Receive	LCH	3-month USD-LIBOR	1.8135	6/26/2020	62,100	432
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	32,000	307
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	75,000	355
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	634
Receive	LCH	3-month USD-LIBOR	1.66924	7/10/2020	350,000	189

The Bond Fund of America	17

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.598%	9/3/2020	$ 170,000	$(587)
Receive	LCH	3-month USD-LIBOR	1.582	9/4/2020	600,000	(2,526)
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	(404)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.265	10/22/2020	MXN1,210,000	657
Receive	LCH	3-month USD-LIBOR	1.6475	11/17/2020	$ 175,000	(445)
Receive	LCH	3-month USD-LIBOR	1.631	11/19/2020	232,000	(777)
Receive	LCH	3-month USD-LIBOR	1.5975	11/27/2020	203,000	(1,035)
Receive	LCH	3-month USD-LIBOR	1.569	12/2/2020	103,000	(675)
Pay	LCH	3-month USD-LIBOR	1.52	12/3/2020	205,000	1,829
Pay	LCH	3-month USD-LIBOR	1.61	12/7/2020	73,000	345
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.42	12/10/2020	MXN1,240,000	309
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.43	12/10/2020	1,240,000	276
Receive	LCH	3-month USD-LIBOR	1.587	12/11/2020	$ 428,000	(2,555)
Receive	LCH	3-month USD-LIBOR	1.633	12/17/2020	145,000	(571)
Pay	LCH	3-month USD-LIBOR	1.689	12/21/2020	116,000	161
Receive	LCH	3-month USD-LIBOR	1.6915	12/21/2020	30,000	(38)
Receive	LCH	3-month USD-LIBOR	1.6845	12/21/2020	55,000	(89)
Receive	LCH	3-month USD-LIBOR	1.68	12/22/2020	201,000	(376)
Receive	LCH	3-month USD-LIBOR	1.7315	12/31/2020	312,000	172
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(539)
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(1,070)
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	70,000	(255)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	4,333
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	785,000	3,619
Receive	LCH	3-month USD-LIBOR	1.924	9/4/2022	90,000	72
Receive	LCH	3-month USD-LIBOR	1.715	10/8/2022	89,000	(1,201)
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	(1,230)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	74,300	(175)
Receive	LCH	3-month USD-LIBOR	1.8115	12/4/2022	86,000	(704)
Receive	LCH	3-month USD-LIBOR	1.923	12/18/2022	106,000	(130)
Receive	LCH	3-month USD-LIBOR	2.002	1/4/2023	113,000	392
Receive	LCH	3-month USD-LIBOR	1.99938	1/4/2023	113,000	372
Receive	LCH	3-month USD-LIBOR	2.0055	1/4/2023	30,000	111
Pay	LCH	3-month USD-LIBOR	1.95625	1/5/2023	315,000	—
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(2,072)
Pay	LCH	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,025)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(2,487)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(417)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(2,397)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(2,611)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(309)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(1,044)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	69
Pay	LCH	3-month USD-LIBOR	2.138	1/12/2025	5,000	(10)
Pay	LCH	3-month USD-LIBOR	2.0885	1/13/2025	3,000	7
Pay	LCH	3-month USD-LIBOR	1.9615	1/16/2025	6,000	77
Pay	LCH	3-month USD-LIBOR	1.92	1/20/2025	3,000	49
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	10,000	182
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(111)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(736)
Pay	LCH	3-month USD-LIBOR	2.166	3/19/2025	$ 20,000	(67)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	150,000	(1,558)
Pay	LCH	3-month USD-LIBOR	2.2165	9/8/2025	80,000	(422)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.475	9/12/2025	MXN525,000	(283)
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.195	10/16/2025	635,000	(508)
Pay	LCH	3-month USD-LIBOR	2.038	10/27/2025	$ 62,000	722
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	1,000	4
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(58)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(284)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.215	11/20/2025	MXN635,000	485
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.315	12/4/2025	665,000	(210)
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.305	12/4/2025	665,000	(241)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	512
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	249

18	The Bond Fund of America

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2015
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.97125%	9/2/2030	$ 175,000	$(2,431)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	175,000	(2,919)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	72,000	10,230
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	14,500	(9)
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	2,850
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(10,807)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(3,043)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(3,331)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(272)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(644)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	440
Pay	LCH	3-month USD-LIBOR	2.544	1/12/2045	3,000	44
Pay	LCH	3-month USD-LIBOR	2.4935	1/13/2045	3,000	77
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	169
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	467
Pay	LCH	3-month USD-LIBOR	2.38452	4/27/2045	13,500	667
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	9,500	450
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	169
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(1,003)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(2,041)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(2,842)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(730)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(978)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(446)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(820)
Pay	LCH	3-month USD-LIBOR	2.5455	10/7/2045	32,500	507
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	1,579
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	959
Pay	LCH	3-month USD-LIBOR	2.5715	10/22/2045	10,000	98
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	1,112
Pay	LCH	3-month USD-LIBOR	2.502	10/30/2045	25,000	616
Pay	LCH	3-month USD-LIBOR	2.54	11/3/2045	32,000	535
Pay	LCH	3-month USD-LIBOR	2.55	11/3/2045	32,000	465
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	1,229
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	61,200	613
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	5,800	(79)
Receive	LCH	3-month USD-LIBOR	2.567	11/9/2045	49,200	(532)
Pay	LCH	3-month USD-LIBOR	2.6305	11/10/2045	33,000	(101)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(91)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	343
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	1,134
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	538
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	82
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	664
Pay	LCH	3-month USD-LIBOR	2.5625	11/27/2045	4,500	53
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	45
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	291
Receive	LCH	3-month USD-LIBOR	2.6125	12/8/2045	11,000	(11)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	387
Pay	LCH	3-month USD-LIBOR	2.5965	12/17/2045	20,000	92
Pay	LCH	3-month USD-LIBOR	2.628	12/17/2045	139,000	(316)
						$4,936

The Bond Fund of America	19

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $149,582,000.

Centrally cleared credit default swaps on credit indices — buy protection

							Unrealized
						Upfront	appreciation
						premiums	(depreciation)
		Pay	Expiration	Notional	Value	paid	at 12/31/2015
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
NA HY Series 24	ICE	5.00%	6/20/2020	$100,732	$(3,625)	$5,428	$1,803
NA HY Series 25	ICE	5.00	12/20/2020	68,000	(680)	286	(394)
							$1,409

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $185,505,000, which represented .66% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,719,773,000, which represented 13.16% of the net assets of the fund.

Key to abbreviations and symbols

CME = CME Group Inc.

ICE = Intercontinental Exchange

LCH = LCH. Clearnet

TBA = To-be-announced

A$ = Australian dollars

C$ = Canadian dollars

DKr = Danish kroner

€ = Euros

£ = British pounds

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

See Notes to Financial Statements

20	The Bond Fund of America

Financial statements

Statement of assets and liabilities
at December 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $30,812,351)		$30,700,351
Cash denominated in currencies other than U.S. dollars (cost: $9,807)		9,876
Cash		154
Unrealized appreciation on open forward currency contracts		1,252
Receivables for:
Sales of investments	$3,686,932
Sales of fund’s shares	50,421
Closed forward currency contracts	127
Variation margin	12,712
Dividends and interest	158,718
Other	617	3,909,527
		34,621,160
Liabilities:
Unrealized depreciation on open forward currency contracts		3,939
Payables for:
Purchases of investments	6,226,066
Repurchases of fund’s shares	97,344
Dividends on fund’s shares	2,495
Investment advisory services	4,533
Services provided by related parties	7,693
Trustees’ deferred compensation	738
Variation margin	16,428
Other	417	6,355,714
Net assets at December 31, 2015		$28,261,507

Net assets consist of:
Capital paid in on shares of beneficial interest		$29,980,732
Undistributed net investment income		17,160
Accumulated net realized loss		(1,628,060)
Net unrealized depreciation		(108,325)
Net assets at December 31, 2015		$28,261,507

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,244,272 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$18,579,520	1,475,417	$12.59
Class B	82,982	6,590	12.59
Class C	1,360,666	108,052	12.59
Class F-1	673,449	53,479	12.59
Class F-2	1,521,177	120,798	12.59
Class 529-A	897,775	71,293	12.59
Class 529-B	7,277	578	12.59
Class 529-C	336,743	26,741	12.59
Class 529-E	47,742	3,791	12.59
Class 529-F-1	71,564	5,683	12.59
Class R-1	46,804	3,717	12.59
Class R-2	544,764	43,260	12.59
Class R-2E	1,392	111	12.59
Class R-3	661,841	52,557	12.59
Class R-4	512,064	40,663	12.59
Class R-5E	10	1	12.59
Class R-5	205,753	16,339	12.59
Class R-6	2,709,984	215,202	12.59

See Notes to Financial Statements

The Bond Fund of America	21

Statement of operations
for the year ended December 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $171)	$683,738
Dividends	93	$683,831
Fees and expenses*:
Investment advisory services	53,637
Distribution services	78,088
Transfer agent services	38,154
Administrative services	6,615
Reports to shareholders	1,642
Registration statement and prospectus	1,023
Trustees’ compensation	222
Auditing and legal	223
Custodian	232
Other	1,678	181,514
Net investment income		502,317

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $496)	153,753
Forward currency contracts	31,550
Interest rate swaps	53,473
Credit default swaps	4,248
Futures contracts	280
Currency transactions	(1,789)	241,515
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $30)	(698,189)
Forward currency contracts	(11,356)
Interest rate swaps	23,651
Credit default swaps	1,586
Currency translations	744	(683,564)
Net realized gain and unrealized depreciation		(442,049)

Net increase in net assets resulting from operations		$60,268

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31
	2015	2014
Operations:
Net investment income	$502,317	$556,310
Net realized gain	241,515	555,956
Net unrealized (depreciation) appreciation	(683,564)	328,394
Net increase in net assets resulting from operations	60,268	1,440,660

Dividends paid or accrued to shareholders from net investment income	(547,669)	(565,791)

Net capital share transactions	780,496	81,839

Total increase in net assets	293,095	956,708

Net assets:
Beginning of year	27,968,412	27,011,704
End of year (including undistributed net investment income: $17,160 and $9,730, respectively)	$28,261,507	$27,968,412

See Notes to Financial Statements

22	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The Bond Fund of America	23

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

24	The Bond Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

The Bond Fund of America	25

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$10,735,285	$—	$10,735,285
Corporate bonds & notes	—	7,891,558	13,010	7,904,568
Mortgage-backed obligations	—	5,857,685	—	5,857,685
Bonds & notes of governments & government agencies outside the U.S.	—	790,851	—	790,851
Federal agency bonds & notes	—	436,730	—	436,730
Other	—	1,638,552	—	1,638,552
Convertible stocks	—	7,241	—	7,241
Preferred securities	—	4,123	—	4,123
Common stocks	4,192	5,481	4,528	14,201
Short-term securities	—	3,311,115	—	3,311,115
Total	$4,192	$30,678,621	$17,538	$30,700,351

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,252	$—	$1,252
Unrealized appreciation on interest rate swaps	—	83,136	—	83,136
Unrealized appreciation on credit default swaps	—	1,803	—	1,803
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,939)	—	(3,939)
Unrealized depreciation on interest rate swaps	—	(78,200)	—	(78,200)
Unrealized depreciation on credit default swaps	—	(394)	—	(394)
Total	$—	$3,658	$—	$3,658

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

26	The Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

The Bond Fund of America	27

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

28	The Bond Fund of America

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

The Bond Fund of America	29

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. As of December 31, 2015, the fund did not have any futures contracts. The average daily notional amount of futures contracts while held was $52,990,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps, credit default swaps and futures contracts as of, or for the year ended, December 31, 2015 (dollars in thousands):

		Assets		Liabilities
		Location on statement of		Location on statement of
Contract	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1,252	Unrealized depreciation on open forward currency contracts	$3,939

Forward currency	Currency	Receivables for closed forward currency contracts	127	Payables for closed forward currency contracts	—

Interest rate swaps	Interest	Net unrealized appreciation*	83,136	Net unrealized depreciation*	78,200

Credit default swaps	Credit	Net unrealized appreciation*	1,803	Net unrealized depreciation*	394
			$86,318		$82,533

		Net realized gain		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contract	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$31,550	Net unrealized depreciation on forward currency contracts	$(11,356)

Interest rate swaps	Interest	Net realized gain on interest rate swaps	53,473	Net unrealized appreciation on interest rate swaps	23,651

Credit default swaps	Credit	Net realized gain on credit default swaps	4,248	Net unrealized appreciation on credit default swaps	1,586

Futures contracts	Interest	Net realized gain on futures contracts	280	Net unrealized appreciation on futures contracts	—
			$89,551		$13,881

*	Includes cumulative appreciation/depreciation on interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of forward currency contracts, interest rate swaps, credit default swaps, futures and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge

30	The Bond Fund of America

collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$263	$(244)	$—	$—	$19
Bank of New York Mellon	275	(53)	—	—	222
Barclays Bank PLC	259	—	(259)	—	—
Citibank	160	(160)	—	—	—
HSBC Bank	281	(281)	—	—	—
JPMorgan Chase	92	(92)	—	—	—
UBS AG	49	(49)	—	—	—
Total	$1,379	$(879)	$(259)	$—	$241
Liabilities:
Bank of America, N.A.	$244	$(244)	$—	$—	$—
Bank of New York Mellon	53	(53)	—	—	—
Citibank	1,028	(160)	(837)	—	31
HSBC Bank	797	(281)	(516)	—	—
JPMorgan Chase	773	(92)	(681)	—	—
UBS AG	1,044	(49)	(259)	—	736
Total	$3,939	$(879)	$(2,293)	$—	$767

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to

The Bond Fund of America	31

non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days or purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2015, the fund reclassified $13,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $52,795,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2015, the tax-basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$21,535
Capital loss carryforward expiring 2017*	(1,578,597)
Gross unrealized appreciation on investment securities	306,380
Gross unrealized depreciation on investment securities	(472,002)
Net unrealized depreciation on investment securities	(165,622)
Cost of investment securities	30,865,973

*	Reflects the utilization of capital loss carryforward of $206,240,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2015		2014
Class A	$369,608		$399,783
Class B	1,428		2,929
Class C	16,772		21,248
Class F-1	13,147		18,072
Class F-2	31,899		18,212
Class 529-A	17,368		19,406
Class 529-B	115		243
Class 529-C	3,951		4,883
Class 529-E	824		935
Class 529-F-1	1,475		1,439
Class R-1	631		806
Class R-2	7,139		8,512
Class R-2E1	6		—	[2]
Class R-3	11,673		13,502
Class R-4	10,136		10,391
Class R-5E3	—	[2]	—
Class R-5	4,690		5,287
Class R-6	56,807		40,143
Total	$547,669		$565,791

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

32	The Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 billion of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2015, the investment advisory services fee was $53,637,000, which was equivalent to an annualized rate of 0.190% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

The Bond Fund of America	33

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended December 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$45,215	$27,746		$1,877		Not applicable
Class B	1,199	177		Not applicable		Not applicable
Class C	14,308	2,100		718		Not applicable
Class F-1	1,692	857		338		Not applicable
Class F-2	Not applicable	1,648		722		Not applicable
Class 529-A	2,138	1,188		465		$824
Class 529-B	107	16		6		10
Class 529-C	3,536	481		179		317
Class 529-E	246	37		25		44
Class 529-F-1	—	90		35		62
Class R-1	525	61		26		Not applicable
Class R-2	4,333	2,013		292		Not applicable
Class R-2E	2	—	*	—	*	Not applicable
Class R-3	3,514	1,158		354		Not applicable
Class R-4	1,273	476		256		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	99		104		Not applicable
Class R-6	Not applicable	7		1,218		Not applicable
Total class-specific expenses	$78,088	$38,154		$6,615		$1,257

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $222,000 in the fund’s statement of operations includes $217,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

34	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales[1]		dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class A	$2,835,690	221,702	$358,397		28,022		$(2,985,792)	(233,593)	$208,295	16,131
Class B	3,718	290	1,390		109		(86,526)	(6,766)	(81,418)	(6,367)
Class C	247,243	19,325	16,131		1,262		(380,924)	(29,798)	(117,550)	(9,211)
Class F-1	209,390	16,372	12,686		992		(190,480)	(14,882)	31,596	2,482
Class F-2	597,049	46,646	31,107		2,433		(383,033)	(29,979)	245,123	19,100
Class 529-A	119,755	9,362	17,305		1,353		(162,892)	(12,759)	(25,832)	(2,044)
Class 529-B	747	58	113		9		(8,326)	(651)	(7,466)	(584)
Class 529-C	50,233	3,926	3,932		307		(82,732)	(6,479)	(28,567)	(2,246)
Class 529-E	6,410	501	821		64		(9,257)	(725)	(2,026)	(160)
Class 529-F-1	19,884	1,557	1,467		115		(14,851)	(1,164)	6,500	508
Class R-1	11,206	876	626		49		(19,650)	(1,539)	(7,818)	(614)
Class R-2	133,437	10,427	7,064		552		(192,583)	(15,067)	(52,082)	(4,088)
Class R-2E	1,391	110	5		—	[2]	(154)	(12)	1,242	98
Class R-3	170,152	13,295	11,578		905		(238,779)	(18,681)	(57,049)	(4,481)
Class R-4	169,535	13,224	10,103		790		(138,127)	(10,796)	41,511	3,218
Class R-5E3	10	1	—		—		—	—	10	1
Class R-5	67,235	5,245	4,715		368		(70,460)	(5,468)	1,490	145
Class R-6	864,399	67,542	56,704		4,436		(296,566)	(23,197)	624,537	48,781
Total net increase (decrease)	$5,507,484	430,459	$534,144		41,766		$(5,261,132)	(411,556)	$780,496	60,669

Year ended December 31, 2014

Class A	$2,363,895	186,023	$385,649		30,331		$(3,556,698)	(280,538)	$(807,154)	(64,184)
Class B	5,483	431	2,842		224		(106,430)	(8,397)	(98,105)	(7,742)
Class C	203,523	16,014	20,275		1,595		(453,345)	(35,768)	(229,547)	(18,159)
Class F-1	229,080	18,073	17,592		1,385		(584,745)	(45,914)	(338,073)	(26,456)
Class F-2	976,946	76,753	17,348		1,361		(178,557)	(14,072)	815,737	64,042
Class 529-A	119,787	9,433	19,325		1,520		(177,124)	(13,960)	(38,012)	(3,007)
Class 529-B	1,103	87	241		19		(10,595)	(836)	(9,251)	(730)
Class 529-C	53,289	4,197	4,858		382		(86,968)	(6,855)	(28,821)	(2,276)
Class 529-E	6,864	541	930		73		(10,324)	(814)	(2,530)	(200)
Class 529-F-1	16,346	1,285	1,429		112		(15,431)	(1,215)	2,344	182
Class R-1	10,902	860	800		63		(16,485)	(1,299)	(4,783)	(376)
Class R-2	132,683	10,454	8,431		663		(191,051)	(15,070)	(49,937)	(3,953)
Class R-2E4	161	13	—	[2]	—	[2]	—	—	161	13
Class R-3	180,165	14,196	13,381		1,052		(235,049)	(18,539)	(41,503)	(3,291)
Class R-4	134,317	10,594	10,346		814		(165,165)	(13,021)	(20,502)	(1,613)
Class R-5	47,912	3,781	5,199		409		(78,962)	(6,221)	(25,851)	(2,031)
Class R-6	983,571	77,488	40,154		3,154		(66,059)	(5,208)	957,666	75,434
Total net increase (decrease)	$5,466,027	430,223	$548,800		43,157		$(5,932,988)	(467,727)	$81,839	5,653

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.
[4]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $86,122,617,000 and $85,932,857,000, respectively, during the year ended December 31, 2015.

The Bond Fund of America	35

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Year ended 12/31/2015	$12.81	$.23	$(.20)	$.03	$(.25)	$12.59	.23%	$18,580	.60%	1.81%
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691	.62	2.11
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	18,895	.61	2.10
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142	.60	2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654	.60	3.23
Class B:
Year ended 12/31/2015	12.81	.13	(.19)	(.06)	(.16)	12.59	(.51)	83	1.34	1.05
Year ended 12/31/2014	12.40	.18	.41	.59	(.18)	12.81	4.75	166	1.36	1.40
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	2.49
Class C:
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361	1.40	1.01
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502	1.41	1.33
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680	1.41	1.29
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	2.43
Class F-1:
Year ended 12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673	.63	1.78
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653	.62	2.15
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961	.64	2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452	.61	2.32
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520	.63	3.21
Class F-2:
Year ended 12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521	.37	2.05
Year ended 12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303	.35	2.27
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467	.37	2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483	.35	2.56
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319	.36	3.48
Class 529-A:
Year ended 12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898	.70	1.71
Year ended 12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939	.71	2.02
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947	.70	2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101	.68	2.24
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981	.68	3.13
Class 529-B:
Year ended 12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.64)	7	1.47	.92
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.62	15	1.49	1.27
Year ended 12/31/2013	12.95	.15	(.52)	(.37)	(.18)	12.40	(2.84)	23	1.49	1.21
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	2.36

36	The Bond Fund of America

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class 529-C:
Year ended 12/31/2015	$12.81	$.12	$(.20)	$(.08)	$(.14)	$12.59	(.63)%	$337		1.46%		.95%
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371		1.47		1.26
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388		1.48		1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477		1.46		1.46
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444		1.46		2.35
Class 529-E:
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48		.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51		.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52		.93		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61		.93		1.99
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54		.94		2.87
Class 529-F-1:
Year ended 12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71		.47		1.94
Year ended 12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66		.48		2.24
Year ended 12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62		.48		2.24
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73		.46		2.45
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59		.46		3.36
Class R-1:
Year ended 12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47		1.36		1.05
Year ended 12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55		1.36		1.37
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58		1.37		1.34
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81		1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91		1.38		2.45
Class R-2:
Year ended 12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545		1.34		1.07
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606		1.39		1.34
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636		1.35		1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807		1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806		1.39		2.43
Class R-2E:
Year ended 12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1		.96		1.41
Period from 8/29/2014 to 12/31/2014[3,4]	12.82	.07	.01	.08	(.09)	12.81	.63 [5,6]	—	[7]	.25	[5,6]	.52	[5,6]
Class R-3:
Year ended 12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662		.91		1.50
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731		.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748		.92		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955		.92		2.00
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963		.94		2.89

See page 38 for footnotes.

The Bond Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class R-4:
Year ended 12/31/2015	$12.81	$.23	$(.20)	$.03	$(.25)	$12.59	.24%	$512		.59%		1.82%
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480		.61		2.12
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484		.60		2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602		.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669		.62		3.21
Class R-5E:
Period from 11/20/2015 to 12/31/2015[3,8]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[6]	—	[7]	.05	[6]	.22	[6]
Class R-5:
Year ended 12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206		.30		2.11
Year ended 12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207		.31		2.43
Year ended 12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)	226		.31		2.41
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311		.31		2.63
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310		.32		3.51
Class R-6:
Year ended 12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710		.25		2.16
Year ended 12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132		.26		2.42
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128		.26		2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559		.25		2.61
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237		.27		3.55

	Year ended December 31
Portfolio turnover rate for all share classes[9]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	401%	348%	419%	264%	154%
Excluding mortgage dollar roll transactions	151%	136%	Not available

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class R-2E shares were offered beginning August 29, 2014.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Not annualized.
[7]	Amount less than $1 million.
[8]	Class R-5E shares were offered beginning November 20, 2015.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

38	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, brokers, and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 10, 2016

The Bond Fund of America

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a-1)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11; Amended and Restated Agreement and Declaration of Trust dated 12/5/12 – previously filed (see (P/E Amendment No. 65 filed 2/27/13); Certificate of Establishment and Designation of Class R-2E Shares – previously filed (see P/E Amendment No. 69 filed 8/28/14); and Certificate of Establishment and Designation of Class R-5E Shares dated 9/2/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(a-2)	Certificate of Establishment and Designation of Class F-3 Shares dated 9/14/16

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(e-1)	Underwriting Contracts –Form of Selling Group Agreement – previously filed (see P/E Amendment No. 73 filed 10/30/15); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 73 filed 10/30/15); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 69 filed 8/28/14); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 69 filed 8/28/14)

(e-2)      Form of Amended and Restated Principal Underwriting Agreement effective 1/1/17

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – previously filed (see P/E Amendment No. 75 filed 2/29/16)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(h-1)	Other Material Contracts – Form of Indemnification Agreement - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Agreement and Plan of Reorganization dated 8/24/09 - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(h-2)	Form of Amended and Restated Shareholder Services Agreement effective 1/1/17; and Form of Amended and Restated Administrative Services Agreement effective 1/1/17

(i-1)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; P/E Amendment No. 69 filed 8/28/14; and P/E Amendment No. 73 filed 10/30/15)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 3/1/11 - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 69 filed 8/28/14)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan effective 1/1/17

(o)        Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2016; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
LAO	C. Thomas Akin II	Regional Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None

LAO	William C. Anderson	Senior Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
IRV	Eileen K. Buckner	Assistant Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
LAO	Kelly V. Campbell	Vice President	None
LAO	Anthon S. Cannon III	Assistant Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None

LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Kent W. Chan	Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Assistant Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None

LAO	Kevin G. Clifford	Director, Chairman and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Hannah L. Coan	Vice President	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None

LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Thomas L. Donham	Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
SNO	Bryan K. Dunham	Assistant Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Bryan R. Favilla	Regional Vice President	None
IRV	Bryan D. Feltman	Assistant Vice President	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None
LAO	David R. Ford	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Vanda S. Freesman	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Regional Vice President	None

LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IRV	DeAnn C. Haley	Vice President	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Brandon S. Hansen	Regional Vice President	None
LAO	Derek S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None

LAO	Alan M. Heaton	Vice President	None
LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	James A. Humpherson Mollett	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	David G. Jordt	Regional Vice President	None

LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None
LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Layla S. Kim	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	James M. Kreider	Vice President	None
IRV	Theresa A. Kristiansen	Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
SNO	Sandra A. Lass	Assistant Vice President	None

LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Matthew N. Leeper	Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None

LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Vice President	None

LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	John Pinto	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
SNO	Andrew H. Plummer	Assistant Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Abbas Qasim	Vice President	None

LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Christopher J. Richardson	Regional Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Tracy M. Roth	Assistant Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None

SNO	Richard R. Salinas	Assistant Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Jason M. Snow	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Peter A. Stockall	Regional Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
IRV	Todd O. Stucke	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None

LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
LAO	Michael R. Van Wyk	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
IND	Kristen M. Weaver	Assistant Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of December, 2016.

THE BOND FUND OF AMERICA

By: /s/ John H. Smet

(John H. Smet, Vice Chairman of the Board and President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 29, 2016, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	Vice Chairman of the Board and President
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	Michael C. Gitlin*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee

	/s/ John H. Smet	Vice Chairman of the Board and President
(John H. Smet)

	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series I – (File No. 33-5270, File No. 811-4653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 1st day of April, 2016.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of April, 2016.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member